UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2015

1.800333.111

BCF-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.2%
Auto Components - 0.1%
LEONI AG	31,800	$ 2,036
Magna International, Inc. Class A (sub. vtg.)	264,250	13,317
Motherson Sumi Systems Ltd.	787,172	6,245
Remy International, Inc.	70,002	1,558
		23,156
Automobiles - 1.5%
Harley-Davidson, Inc.	378,400	21,270
Mahindra & Mahindra Ltd. (a)	247,500	4,459
Renault SA	242,200	25,484
Tata Motors Ltd. (a)	1,444,431	11,574
Tata Motors Ltd. sponsored ADR	265,500	10,936
Tesla Motors, Inc. (a)(d)	1,002,756	226,673
Toyota Motor Corp. sponsored ADR	44,700	6,214
		306,610
Diversified Consumer Services - 0.2%
2U, Inc. (a)	93,900	2,499
H&R Block, Inc.	305,578	9,241
Houghton Mifflin Harcourt Co. (a)	186,100	4,254
ServiceMaster Global Holdings, Inc.	380,600	13,154
		29,148
Hotels, Restaurants & Leisure - 5.0%
Buffalo Wild Wings, Inc. (a)	337,938	53,834
Cara Operations Ltd. (a)	44,900	1,172
Chipotle Mexican Grill, Inc. (a)	256,117	159,136
Dave & Buster's Entertainment, Inc.	46,100	1,453
Domino's Pizza, Inc.	400,200	43,162
Fiesta Restaurant Group, Inc. (a)	144,200	7,289
Habit Restaurants, Inc. Class A (d)	545,373	18,063
Hilton Worldwide Holdings, Inc. (a)	1,415,600	40,996
Homeinns Hotel Group ADR (a)	248,294	6,945
Hyatt Hotels Corp. Class A (a)	563,300	32,700
Las Vegas Sands Corp.	739,794	39,120
McDonald's Corp.	2,054,000	198,314
Panera Bread Co. Class A (a)	242,220	44,200
Papa John's International, Inc.	460,000	28,230
Penn National Gaming, Inc. (a)(d)	371,300	5,971
SeaWorld Entertainment, Inc.	96,800	2,052
Shangri-La Asia Ltd.	1,472,000	2,241
Six Flags Entertainment Corp.	217,400	10,222
Starbucks Corp.	5,501,744	272,776
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Whitbread PLC	307,628	$ 24,702
Wyndham Worldwide Corp.	22,500	1,922
Zoe's Kitchen, Inc. (d)	338,800	10,377
		1,004,877
Household Durables - 1.9%
D.R. Horton, Inc.	1,440,700	36,594
GoPro, Inc. Class A (d)	1,736,100	86,944
Harman International Industries, Inc.	67,800	8,840
Jarden Corp. (a)	436,600	22,345
KB Home (d)	822,400	11,917
Qingdao Haier Co. Ltd.	2,224,500	9,722
Sony Corp.	1,230,700	37,206
Sony Corp. sponsored ADR	840,800	25,417
Tempur Sealy International, Inc. (a)	176,800	10,769
TRI Pointe Homes, Inc. (a)	1,726,900	24,660
Whirlpool Corp.	563,800	99,003
		373,417
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (a)	1,616,268	681,710
Ctrip.com International Ltd. sponsored ADR (a)	510,284	32,495
Etsy, Inc.	152,300	3,387
Groupon, Inc. Class A (a)(d)	6,992,200	48,386
MakeMyTrip Ltd. (a)	327,100	6,928
Netflix, Inc. (a)	98,523	54,828
Priceline Group, Inc. (a)	120,100	148,661
The Honest Co., Inc. (g)	150,143	4,557
Travelport Worldwide Ltd.	383,800	6,076
Vipshop Holdings Ltd. ADR (a)	1,094,800	30,972
Wayfair LLC Class A (d)	97,500	3,132
		1,021,132
Leisure Products - 0.1%
Mattel, Inc.	231,200	6,511
NJOY, Inc. (a)(g)	1,178,168	9,508
Vista Outdoor, Inc. (a)	32,700	1,431
		17,450
Media - 2.1%
Charter Communications, Inc. Class A (a)	21,200	3,966
Comcast Corp. Class A	366,036	21,142
DreamWorks Animation SKG, Inc. Class A (a)	163,200	4,253
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV	1,485,500	$ 10,812
Live Nation Entertainment, Inc. (a)	79,100	1,982
Naspers Ltd. Class N	161,400	25,385
Starz Series A (a)	282,000	11,091
The Walt Disney Co.	3,239,600	352,209
		430,840
Multiline Retail - 1.6%
B&M European Value Retail S.A.	2,537,453	11,745
Burlington Stores, Inc. (a)	345,000	17,792
Dollar Tree, Inc. (a)	511,300	39,068
Kohl's Corp.	244,400	17,511
Macy's, Inc.	1,222,385	79,003
Target Corp.	1,939,623	152,900
		318,019
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	13,900	1,988
Chow Tai Fook Jewellery Group Ltd.	1,811,800	2,197
Dick's Sporting Goods, Inc.	210,100	11,400
Five Below, Inc. (a)(d)	743,100	25,057
H&M Hennes & Mauritz AB (B Shares) (d)	252,036	10,020
Home Depot, Inc.	3,469,100	371,124
Inditex SA	570,730	18,314
L Brands, Inc.	1,021,182	91,253
Michaels Companies, Inc.	637,000	16,473
Office Depot, Inc. (a)	443,600	4,090
Restoration Hardware Holdings, Inc. (a)(d)	1,779,022	153,298
Ross Stores, Inc.	802,663	79,367
Staples, Inc.	254,500	4,153
Tiffany & Co., Inc.	166,900	14,600
TJX Companies, Inc.	1,931,552	124,662
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,500	24,401
Williams-Sonoma, Inc.	113,700	8,360
		960,757
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	763,300	29,166
Columbia Sportswear Co.	716,100	44,899
G-III Apparel Group Ltd. (a)	65,000	7,227
Hanesbrands, Inc.	1,085,200	33,728
Kate Spade & Co. (a)	1,646,504	53,841
lululemon athletica, Inc. (a)	895,058	56,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	933,575	$ 92,275
PVH Corp.	288,100	29,775
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	519,500	46,713
Under Armour, Inc. Class A (sub. vtg.) (a)	226,300	17,550
		412,135
TOTAL CONSUMER DISCRETIONARY		4,897,541
CONSUMER STAPLES - 9.4%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR	424,491	50,956
Constellation Brands, Inc. Class A (sub. vtg.) (a)	235,200	27,269
Kweichow Moutai Co. Ltd.	267,607	10,882
Monster Beverage Corp. (a)	1,164,235	159,628
PepsiCo, Inc.	952,154	90,569
The Coca-Cola Co.	4,601,652	186,643
United Spirits Ltd. (a)	41,658	2,183
		528,130
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	865,600	123,824
CVS Health Corp.	1,866,300	185,305
Diplomat Pharmacy, Inc.	128,900	4,617
Kroger Co.	1,784,187	122,948
Rite Aid Corp. (a)	1,685,800	12,998
Sprouts Farmers Market LLC (a)	1,858,577	59,447
Tesco PLC	7,259,300	24,469
Wal-Mart de Mexico SA de CV Series V	1,554,200	3,671
Walgreens Boots Alliance, Inc.	158,500	13,144
Whole Foods Market, Inc.	726,010	34,674
		585,097
Food Products - 2.2%
Associated British Foods PLC	848,000	37,022
China Modern Dairy Holdings Ltd.	7,498,000	3,057
Edita Food Industries SAE GDR (a)(f)	129,600	2,044
Freshpet, Inc. (d)	415,500	9,008
Inner Mongoli Yili Industries Co. Ltd.	879,820	5,172
Keurig Green Mountain, Inc.	1,907,888	222,021
Mead Johnson Nutrition Co. Class A	872,594	83,699
Mondelez International, Inc.	654,800	25,125
Pinnacle Foods, Inc.	49,200	1,995
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
The Hain Celestial Group, Inc. (a)	688,700	$ 41,487
Unilever PLC sponsored ADR	45,900	2,011
WhiteWave Foods Co. (a)	472,769	20,788
		453,429
Household Products - 0.2%
Energizer Holdings, Inc.	303,600	41,478
Personal Products - 1.5%
AMOREPACIFIC Group, Inc.	7,222	10,929
Estee Lauder Companies, Inc. Class A	321,900	26,167
Herbalife Ltd. (a)	2,142,158	88,942
Nu Skin Enterprises, Inc. Class A (d)(e)	3,132,330	177,133
		303,171
TOTAL CONSUMER STAPLES		1,911,305
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
C&J Energy Services Ltd. (a)	137,500	2,399
Carbo Ceramics, Inc.	130,700	5,781
U.S. Silica Holdings, Inc.	81,420	3,041
		11,221
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	589,800	55,500
Chesapeake Energy Corp. (d)	2,050,500	32,336
Cimarex Energy Co.	432,907	53,854
Continental Resources, Inc. (a)	830,800	43,725
Diamondback Energy, Inc. (a)	59,700	4,929
EOG Resources, Inc.	934,924	92,511
Newfield Exploration Co. (a)	63,400	2,488
PDC Energy, Inc. (a)	113,900	6,463
Pioneer Natural Resources Co.	441,900	76,351
Rice Energy, Inc. (a)	796,100	19,608
Rosetta Resources, Inc. (a)	812,800	18,556
SM Energy Co.	441,800	25,611
Whiting Petroleum Corp. (a)	1,265,900	47,990
		479,922
TOTAL ENERGY		491,143
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.1%
Banks - 2.3%
Axis Bank Ltd. (a)	953,180	$ 8,557
Bank of America Corp.	6,549,487	104,333
China CITIC Bank Corp. Ltd. (H Shares)	2,227,000	2,026
Citigroup, Inc.	2,169,890	115,699
HDFC Bank Ltd. sponsored ADR	660,400	37,537
ICICI Bank Ltd. sponsored ADR	2,924,045	31,960
JPMorgan Chase & Co.	2,450,677	155,030
Punjab National Bank (a)	948,000	2,383
Regions Financial Corp.	617,500	6,070
Yes Bank Ltd.	170,103	2,247
		465,842
Capital Markets - 1.2%
Ameriprise Financial, Inc.	186,153	23,321
BlackRock, Inc. Class A	182,900	66,565
Charles Schwab Corp.	710,400	21,667
Fairfax India Holdings Corp. (a)	926,100	11,197
Goldman Sachs Group, Inc.	21,200	4,164
Invesco Ltd.	615,372	25,489
Morgan Stanley	1,456,451	54,340
The Blackstone Group LP	795,400	32,580
		239,323
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	444,501	6,784
Springleaf Holdings, Inc. (a)	237,600	11,880
Synchrony Financial (d)	127,700	3,978
		22,642
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	81,000	8,448
Moody's Corp.	94,900	10,204
Multi Commodity Exchange of India Ltd. (a)	4,622	76
		18,728
Real Estate Investment Trusts - 0.2%
American Tower Corp.	103,200	9,755
Duke Realty LP	597,200	11,831
Extra Space Storage, Inc.	197,700	13,034
		34,620
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Parsvnath Developers Ltd. (a)(e)	21,771,340	$ 7,160
Realogy Holdings Corp. (a)	282,767	13,406
		20,566
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	12,846
Indiabulls Housing Finance Ltd.	604,148	5,644
LIC Housing Finance Ltd.	351,944	2,382
		20,872
TOTAL FINANCIALS		822,593
HEALTH CARE - 16.1%
Biotechnology - 9.6%
Acceleron Pharma, Inc. (a)	42,800	1,183
Aduro Biotech, Inc.	87,100	2,212
Agios Pharmaceuticals, Inc. (a)	195,640	18,065
Alexion Pharmaceuticals, Inc. (a)	616,896	104,397
Alkermes PLC (a)	711,400	39,390
Alnylam Pharmaceuticals, Inc. (a)	690,163	70,307
Amgen, Inc.	1,110,902	175,423
Ascendis Pharma A/S	214,200	3,648
Avalanche Biotechnologies, Inc. (a)	68,300	2,176
BioCryst Pharmaceuticals, Inc. (a)	1,044,900	9,707
Biogen, Inc. (a)	995,300	372,173
BioMarin Pharmaceutical, Inc. (a)	320,804	35,946
bluebird bio, Inc. (a)	164,600	21,923
Calithera Biosciences, Inc.	266,400	2,667
Celgene Corp. (a)	1,700,000	183,702
Cellectis SA sponsored ADR	67,700	2,227
Chiasma, Inc. unit (g)	2,023,348	2,023
Cidara Therapeutics, Inc.	62,800	918
Coherus BioSciences, Inc. (d)	208,000	4,528
Dicerna Pharmaceuticals, Inc. (a)	161,260	3,236
Dyax Corp. (a)	142,400	3,405
Esperion Therapeutics, Inc. (a)(d)	38,100	3,624
FibroGen, Inc.	71,642	1,666
Gilead Sciences, Inc. (a)	4,199,360	422,078
Incyte Corp. (a)	18,900	1,836
Intercept Pharmaceuticals, Inc. (a)	129,000	32,612
Intrexon Corp. (a)(d)	446,559	17,340
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Ironwood Pharmaceuticals, Inc. Class A (a)	907,481	$ 12,396
Isis Pharmaceuticals, Inc. (a)	127,700	7,243
Karyopharm Therapeutics, Inc. (a)	50,800	1,380
Keryx Biopharmaceuticals, Inc. (a)(d)	817,473	8,714
Kite Pharma, Inc.	99,100	4,993
KYTHERA Biopharmaceuticals, Inc. (a)(d)	342,456	14,962
Medivation, Inc. (a)	35,100	4,238
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	17,701
Neurocrine Biosciences, Inc. (a)	548,500	18,698
Novavax, Inc. (a)	445,500	3,444
Prothena Corp. PLC (a)	77,200	2,502
Puma Biotechnology, Inc. (a)	86,800	15,674
Receptos, Inc. (a)	31,200	4,597
Regeneron Pharmaceuticals, Inc. (a)	394,589	180,509
Retrophin, Inc. (a)(d)	202,800	4,368
Sage Therapeutics, Inc.	24,900	1,320
Seattle Genetics, Inc. (a)	158,900	5,457
Spark Therapeutics, Inc.	18,000	1,031
Synageva BioPharma Corp. (a)	170,200	15,652
Ultragenyx Pharmaceutical, Inc. (a)	26,500	1,495
uniQure B.V. (a)	305,687	7,657
Versartis, Inc. (a)	179,700	3,069
Vertex Pharmaceuticals, Inc. (a)	467,660	57,653
ZIOPHARM Oncology, Inc. (a)(d)	1,078,700	9,503
		1,942,668
Health Care Equipment & Supplies - 0.8%
Abiomed, Inc. (a)	49,300	3,117
Boston Scientific Corp. (a)	2,777,200	49,490
Hologic, Inc. (a)	154,700	5,220
Intuitive Surgical, Inc. (a)	124,107	61,555
Medtronic PLC	274,370	20,427
Novadaq Technologies, Inc. (a)	478,519	5,173
St. Jude Medical, Inc.	58,100	4,070
Zeltiq Aesthetics, Inc. (a)(d)	504,000	15,473
		164,525
Health Care Providers & Services - 0.8%
Aetna, Inc.	38,600	4,125
AmerisourceBergen Corp.	144,600	16,528
Apollo Hospitals Enterprise Ltd. (a)	936,371	16,756
Cardinal Health, Inc.	310,731	26,207
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	47,700	$ 4,121
HCA Holdings, Inc. (a)	872,500	64,574
McKesson Corp.	140,300	31,343
		163,654
Health Care Technology - 0.4%
athenahealth, Inc. (a)	76,475	9,380
Castlight Health, Inc. Class B (a)(d)	516,900	3,892
Cerner Corp. (a)	741,618	53,256
Veeva Systems, Inc. Class A (a)(d)	194,300	5,159
		71,687
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	197,235	36,341
Lonza Group AG	38,412	5,431
		41,772
Pharmaceuticals - 4.3%
AbbVie, Inc.	540,800	34,968
Achaogen, Inc. (a)	331,200	1,851
Actavis PLC (a)	1,154,455	326,549
Akorn, Inc. (a)(d)	172,800	7,195
Bristol-Myers Squibb Co.	1,722,500	109,775
CSPC Pharmaceutical Group Ltd.	2,140,000	2,225
Dermira, Inc.	317,800	4,688
Endo Health Solutions, Inc. (a)	67,200	5,649
GW Pharmaceuticals PLC ADR (a)(d)	265,666	27,802
Jazz Pharmaceuticals PLC (a)	114,400	20,443
Mallinckrodt PLC (a)	203,900	23,077
Pacira Pharmaceuticals, Inc. (a)	117,166	8,024
Relypsa, Inc. (a)	105,600	3,055
Shire PLC sponsored ADR	283,259	68,976
Tetraphase Pharmaceuticals, Inc. (a)	217,100	7,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,153,200	69,676
Valeant Pharmaceuticals International (Canada) (a)	665,500	144,314
ZS Pharma, Inc.	217,600	8,284
		874,210
TOTAL HEALTH CARE		3,258,516
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
BAE Systems PLC	1,466,100	$ 11,358
Honeywell International, Inc.	1,229,800	124,111
Huntington Ingalls Industries, Inc.	79,300	10,435
L-3 Communications Holdings, Inc.	94,800	10,893
Orbital ATK, Inc.	26,800	1,961
The Boeing Co.	977,126	140,061
TransDigm Group, Inc.	18,400	3,903
United Technologies Corp.	34,700	3,947
		306,669
Air Freight & Logistics - 0.5%
FedEx Corp.	436,978	74,098
XPO Logistics, Inc. (a)(d)	520,100	25,225
		99,323
Airlines - 2.3%
American Airlines Group, Inc.	4,574,493	220,879
Azul-Linhas Aereas Brasileiras warrants (a)(g)	165,571	0
Delta Air Lines, Inc.	1,831,700	81,767
Southwest Airlines Co.	682,102	27,666
Spirit Airlines, Inc. (a)	777,200	53,215
United Continental Holdings, Inc. (a)	1,193,000	71,270
Virgin America, Inc.	196,800	5,656
Wizz Air Holdings PLC	272,325	5,927
		466,380
Building Products - 0.3%
A.O. Smith Corp.	276,054	17,640
Caesarstone Sdot-Yam Ltd.	255,800	15,154
Continental Building Products, Inc. (a)	935,900	20,599
		53,393
Commercial Services & Supplies - 0.1%
Interface, Inc.	1,171,500	25,457
Stericycle, Inc. (a)	15,100	2,015
		27,472
Construction & Engineering - 0.0%
Larsen & Toubro Ltd. (a)	204,799	5,257
Electrical Equipment - 0.3%
Acuity Brands, Inc.	131,300	21,921
SolarCity Corp. (a)(d)	706,632	42,433
		64,354
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Danaher Corp.	1,774,500	$ 145,296
General Electric Co.	306,500	8,300
		153,596
Machinery - 0.3%
Deere & Co.	42,700	3,865
Eicher Motors Ltd. (a)	14,288	3,416
Fanuc Corp.	21,300	4,685
Ingersoll-Rand PLC	503,584	33,156
Middleby Corp. (a)	19,800	2,007
Rational AG	6,100	2,150
		49,279
Professional Services - 0.3%
Equifax, Inc.	22,000	2,132
Huron Consulting Group, Inc. (a)	194,520	11,792
Manpower, Inc.	451,000	38,484
Verisk Analytics, Inc. (a)	28,400	2,131
		54,539
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	195,900	37,350
Container Corp. of India Ltd. (a)	242,276	6,255
J.B. Hunt Transport Services, Inc.	573,800	50,035
Union Pacific Corp.	680,700	72,311
		165,951
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	101,600	4,330
HD Supply Holdings, Inc. (a)	1,531,700	50,546
United Rentals, Inc. (a)	87,800	8,480
		63,356
TOTAL INDUSTRIALS		1,509,569
INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (a)	200,791	29,661
QUALCOMM, Inc.	119,500	8,126
		37,787
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	112,800	7,507
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 11.5%
Akamai Technologies, Inc. (a)	503,930	$ 37,180
Alibaba Group Holding Ltd. sponsored ADR	1,169,500	95,069
Cornerstone OnDemand, Inc. (a)	264,000	7,558
Dropbox, Inc. (a)(g)	1,003,814	17,456
Facebook, Inc. Class A (a)	6,278,701	494,573
GoDaddy, Inc. (a)	92,500	2,319
Gogo, Inc. (a)(d)	1,350,800	28,556
Google, Inc.:
Class A (a)	1,137,854	624,420
Class C (a)	760,837	408,828
HomeAway, Inc. (a)	983,700	27,494
Info Edge India Ltd.	661,765	8,009
Just Dial Ltd.	578,216	9,738
JUST EAT Ltd. (a)	1,583,300	11,103
LinkedIn Corp. Class A (a)	296,500	74,757
NAVER Corp.	29,334	17,702
New Relic, Inc.	19,300	627
New Relic, Inc.	156,117	4,565
Rackspace Hosting, Inc. (a)(d)	1,953,101	105,272
Tencent Holdings Ltd.	3,271,900	67,528
Twitter, Inc. (a)	4,869,800	189,727
Yahoo!, Inc. (a)	2,439,876	103,853
		2,336,334
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	3,900,554	228,338
EOH Holdings Ltd.	182,700	2,480
MasterCard, Inc. Class A	2,839,800	256,178
Sabre Corp.	673,900	16,773
Total System Services, Inc.	165,900	6,563
VeriFone Systems, Inc. (a)	923,000	33,016
Visa, Inc. Class A	5,191,896	342,925
		886,273
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)(d)	2,291,200	5,178
Ambarella, Inc. (a)(d)	610,100	44,629
Analog Devices, Inc.	2,653,821	164,112
Atmel Corp.	2,006,000	15,205
Avago Technologies Ltd.	320,800	37,495
Broadcom Corp. Class A	1,545,600	68,323
Cavium, Inc. (a)	911,901	59,082
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cirrus Logic, Inc. (a)	2,138,900	$ 72,252
First Solar, Inc. (a)	1,074,200	64,098
Freescale Semiconductor, Inc. (a)	1,684,354	65,841
Micron Technology, Inc. (a)	149,000	4,191
Monolithic Power Systems, Inc.	315,994	16,378
NVIDIA Corp.	1,283,370	28,484
NXP Semiconductors NV (a)	3,178,607	305,528
Qorvo, Inc. (a)	481,686	31,748
SK Hynix, Inc.	49,478	2,120
Skyworks Solutions, Inc.	338,700	31,245
Sumco Corp.	198,800	3,000
		1,018,909
Software - 4.0%
Activision Blizzard, Inc.	4,837,816	110,375
Adobe Systems, Inc. (a)	964,850	73,386
Appirio, Inc. (g)	87,529	625
Citrix Systems, Inc. (a)	32,100	2,156
Electronic Arts, Inc. (a)	70,100	4,072
Fortinet, Inc. (a)	568,596	21,459
Intuit, Inc.	203,000	20,367
Mobileye NV (a)	210,800	9,456
Nintendo Co. Ltd.	229,400	38,516
Paycom Software, Inc. (d)	63,500	2,007
Qlik Technologies, Inc. (a)	502,000	17,465
Red Hat, Inc. (a)	439,100	33,047
Salesforce.com, Inc. (a)	5,537,107	403,212
Splunk, Inc. (a)	100,100	6,641
Tableau Software, Inc. (a)	463,400	45,339
Workiva, Inc.	222,473	3,219
Zendesk, Inc.	340,100	7,843
Zynga, Inc. (a)(d)	6,116,783	14,986
		814,171
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	10,963,009	1,372,026
Nimble Storage, Inc. (a)(d)	667,000	16,315
Samsung Electronics Co. Ltd.	16,010	20,958
SanDisk Corp.	31,400	2,102
		1,411,401
TOTAL INFORMATION TECHNOLOGY		6,512,382
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.4%
Chemicals - 2.0%
Agrium, Inc.	130,100	$ 13,479
Air Products & Chemicals, Inc.	64,900	9,309
Ashland, Inc.	148,900	18,815
CF Industries Holdings, Inc.	197,000	56,632
E.I. du Pont de Nemours & Co.	1,873,300	137,126
Monsanto Co.	1,155,600	131,692
Potash Corp. of Saskatchewan, Inc.	892,900	29,159
PPG Industries, Inc.	35,100	7,777
		403,989
Construction Materials - 0.1%
Eagle Materials, Inc.	74,000	6,171
Prism Cement Ltd. (a)	2,498,232	4,120
Shree Cement Ltd. (a)	10,816	1,735
		12,026
Containers & Packaging - 0.2%
Sealed Air Corp.	766,400	34,948
Metals & Mining - 0.1%
Compass Minerals International, Inc.	86,900	7,676
Freeport-McMoRan, Inc.	803,100	18,688
		26,364
TOTAL MATERIALS		477,327
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Infratel Ltd.	4,948,490	31,249
UTILITIES - 0.0%
Electric Utilities - 0.0%
Power Grid Corp. of India Ltd.	757,980	1,796
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. (a)	212,832	7,081
TOTAL UTILITIES		8,877
TOTAL COMMON STOCKS (Cost $13,241,235)		19,920,502
Preferred Stocks - 1.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (g)	350,333	$ 10,633
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(g)	607,766	4,905
Series D (a)(g)	149,114	1,203
		6,108
TOTAL CONSUMER DISCRETIONARY		16,741
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (g)	3,552,125	10,114
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pronutria Biosciences, Inc. Series C (g)	545,634	5,500
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (g)	97,277	7,535
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(g)	165,571	6,594
Professional Services - 0.1%
Meituan Corp. Series D (g)	1,581,852	11,706
TOTAL INDUSTRIALS		25,835
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.9%
Uber Technologies, Inc.:
Series D, 8.00% (g)	5,156,948	171,817
Series E, 8.00% (g)	102,648	3,420
		175,237
IT Services - 0.1%
AppNexus, Inc. Series E (g)	646,522	19,098
Nutanix, Inc. Series E (g)	482,746	7,265
		26,363
Software - 0.2%
Appirio, Inc. Series E (g)	612,702	4,375
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cloudera, Inc. Series F (a)(g)	186,078	$ 3,859
Cloudflare, Inc. Series D (g)	603,356	3,542
Dataminr, Inc. Series D (g)	277,250	3,535
Snapchat, Inc. Series F (g)	661,195	20,312
Taboola.Com Ltd. Series E (g)	634,902	6,619
		42,242
TOTAL INFORMATION TECHNOLOGY		243,842
TOTAL CONVERTIBLE PREFERRED STOCKS		302,032
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG (d)	42,000	10,813
TOTAL PREFERRED STOCKS (Cost $210,582)		312,845
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.15% (b)	55,768,937	55,769
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	558,581,056	558,581
TOTAL MONEY MARKET FUNDS (Cost $614,350)		614,350
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $14,066,167)		20,847,697
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(593,141)
NET ASSETS - 100%		$ 20,254,556
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,044,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $336,201,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Appirio, Inc.	2/12/15	$ 625
Appirio, Inc. Series E	2/12/15	$ 4,375
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0*
Chiasma, Inc. unit	2/26/15	$ 2,023
Cloudera, Inc. Series F	2/5/14	$ 2,709
Cloudflare, Inc. Series D	11/5/14	$ 3,696
Dataminr, Inc. Series D	3/6/15	$ 3,535
Dropbox, Inc.	5/2/12	$ 9,084
Meituan Corp. Series D	1/26/15	$ 10,000
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
NJOY, Inc. Series D	2/14/14	$ 2,524
Nutanix, Inc. Series E	8/26/14	$ 6,467
Oportun Finance Corp. Series H	2/6/15	$ 10,114
Pronutria Biosciences, Inc. Series C	1/30/15	$ 5,500
Snapchat, Inc. Series F	3/25/15	$ 20,312
Space Exploration Technologies Corp. Series G	1/20/15	$ 7,535
Taboola.Com Ltd. Series E	12/22/14	$ 6,619
The Honest Co., Inc.	8/21/14	$ 4,062
Security	Acquisition Date	Acquisition Cost (000s)
The Honest Co., Inc. Series C	8/21/14	$ 9,479
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 3,420
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 42
Fidelity Securities Lending Cash Central Fund	5,940
Total	$ 5,982
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nu Skin Enterprises, Inc. Class A	$ -	$ 174,952	$ -	$ 486	$ 177,133
Parsvnath Developers Ltd.	9,495	-	-	-	7,160
Total	$ 9,495	$ 174,952	$ -	$ 486	$ 184,293
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,925,095	$ 4,742,395	$ 151,894	$ 30,806
Consumer Staples	1,911,305	1,836,841	63,535	10,929
Energy	491,143	491,143	-	-
Financials	832,707	814,036	8,557	10,114
Health Care	3,264,016	3,251,062	5,431	7,523
Industrials	1,535,404	1,485,449	24,120	25,835
Information Technology	6,756,224	6,369,589	124,712	261,923
Materials	477,327	477,327	-	-
Telecommunication Services	31,249	31,249	-	-
Utilities	8,877	7,081	1,796	-
Money Market Funds	614,350	614,350	-	-
Total Investments in Securities:	$ 20,847,697	$ 20,120,522	$ 380,045	$ 347,130
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 40,051
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(11,437)
Cost of Purchases	56,593
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 85,207
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (11,437)
Equities - Information Technology
Beginning Balance	$ 106,211
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	98,136
Cost of Purchases	62,000
Proceeds of Sales	(4,424)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 261,923
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 97,839

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $14,102,881,000. Net unrealized appreciation aggregated $6,744,816,000, of which $7,024,685,000 related to appreciated investment securities and $279,869,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$347,130	Last transaction price	Discount rate	15.0%	Decrease
			Transaction price	$0.00 - $1,630,000 / $70,333.37	Increase
			Put premium	38.0%	Increase
		Market comparable	Discount rate	10.0% - 15.0% / 13.4%	Decrease
			EV/Sales multiple	2.7 - 12.3 / 6.3	Increase
			EV/GMV multiple	0.4	Increase
			Premium rate	20.0%	Increase
			Discount for lack of marketability	15.0% - 20.0% / 15.8%	Decrease
			FCF yield	4.5%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2015

1.800334.111

BCV-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 1.0%
Harley-Davidson, Inc.	65,000	$ 3,653,650
Leisure Products - 1.0%
Mattel, Inc.	138,900	3,911,424
Media - 5.0%
Starz Series A (a)	69,500	2,733,435
Time Warner Cable, Inc.	39,000	6,065,280
Viacom, Inc. Class B (non-vtg.)	142,900	9,924,405
		18,723,120
Specialty Retail - 4.9%
AutoZone, Inc. (a)	15,400	10,358,964
Bed Bath & Beyond, Inc. (a)	61,800	4,354,428
GNC Holdings, Inc.	90,800	3,908,940
		18,622,332
TOTAL CONSUMER DISCRETIONARY		44,910,526
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
C&C Group PLC	789,000	3,197,090
Food & Staples Retailing - 0.7%
Safeway, Inc.:
rights	48,800	0
rights	48,800	8,784
Tesco PLC	753,700	2,540,475
		2,549,259
TOTAL CONSUMER STAPLES		5,746,349
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
BW Offshore Ltd.	4,458,400	3,321,502
Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	70,535	7,833,617
Marathon Petroleum Corp.	86,300	8,506,591
Suncor Energy, Inc.	202,000	6,578,185
		22,918,393
TOTAL ENERGY		26,239,895
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.1%
Banks - 8.8%
JPMorgan Chase & Co.	212,116	$ 13,418,458
U.S. Bancorp	164,597	7,056,273
Wells Fargo & Co.	234,898	12,942,880
		33,417,611
Capital Markets - 2.7%
Fortress Investment Group LLC	610,700	4,958,884
The Blackstone Group LP	128,600	5,267,456
		10,226,340
Consumer Finance - 1.6%
Capital One Financial Corp.	75,833	6,131,098
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	88,800	12,539,448
Insurance - 7.3%
ACE Ltd.	54,200	5,798,858
Allstate Corp.	92,900	6,471,414
Prudential PLC	359,979	8,962,593
The Travelers Companies, Inc.	60,700	6,137,377
		27,370,242
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	250,000	5,158,750
Annaly Capital Management, Inc.	767,400	7,727,718
		12,886,468
TOTAL FINANCIALS		102,571,207
HEALTH CARE - 17.9%
Biotechnology - 1.2%
Amgen, Inc.	29,600	4,674,136
Health Care Equipment & Supplies - 3.4%
Medtronic PLC	171,662	12,780,236
Health Care Providers & Services - 4.5%
Cigna Corp.	94,000	11,716,160
Express Scripts Holding Co. (a)	61,900	5,348,160
		17,064,320
Pharmaceuticals - 8.8%
Johnson & Johnson	89,400	8,868,480
Mylan N.V. (a)	86,300	6,236,038
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	91,600	$ 4,630,380
Teva Pharmaceutical Industries Ltd. sponsored ADR	227,200	13,727,424
		33,462,322
TOTAL HEALTH CARE		67,981,014
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.3%
United Technologies Corp.	44,100	5,016,375
Electrical Equipment - 0.3%
Babcock & Wilcox Co.	30,300	979,296
Machinery - 2.4%
Deere & Co.	101,400	9,178,728
TOTAL INDUSTRIALS		15,174,399
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 3.8%
Cisco Systems, Inc.	281,485	8,115,213
Harris Corp.	80,800	6,483,392
		14,598,605
Electronic Equipment & Components - 0.7%
Keysight Technologies, Inc. (a)	76,100	2,546,306
Internet Software & Services - 3.0%
Google, Inc. Class A (a)	20,700	11,359,539
IT Services - 3.0%
IBM Corp.	30,900	5,292,861
The Western Union Co.	291,400	5,909,592
		11,202,453
Software - 3.4%
Oracle Corp.	296,100	12,915,882
Technology Hardware, Storage & Peripherals - 6.1%
EMC Corp.	394,800	10,624,068
Samsung Electronics Co. Ltd.	9,497	12,432,129
		23,056,197
TOTAL INFORMATION TECHNOLOGY		75,678,982
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 3.2%
Agrium, Inc.	43,000	$ 4,455,035
CF Industries Holdings, Inc.	26,900	7,732,943
		12,187,978
UTILITIES - 1.0%
Multi-Utilities - 1.0%
CMS Energy Corp.	112,900	3,830,697
TOTAL COMMON STOCKS (Cost $329,875,144)		354,321,047
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.15% (b) (Cost $25,535,059)	25,535,059	25,535,059
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $355,410,203)		379,856,106
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(880,231)
NET ASSETS - 100%		$ 378,975,875
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,789
Fidelity Securities Lending Cash Central Fund	7,666
Total	$ 24,455
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,910,526	$ 44,910,526	$ -	$ -
Consumer Staples	5,746,349	-	5,737,565	8,784
Energy	26,239,895	22,918,393	3,321,502	-
Financials	102,571,207	93,608,614	8,962,593	-
Health Care	67,981,014	67,981,014	-	-
Industrials	15,174,399	15,174,399	-	-
Information Technology	75,678,982	75,678,982	-	-
Materials	12,187,978	12,187,978	-	-
Utilities	3,830,697	3,830,697	-	-
Money Market Funds	25,535,059	25,535,059	-	-
Total Investments in Securities:	$ 379,856,106	$ 361,825,662	$ 18,021,660	$ 8,784
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $358,858,677. Net unrealized appreciation aggregated $20,997,429, of which $32,441,620 related to appreciated investment securities and $11,444,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2015

1.800335.111

DGF-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,895,820	$ 57,330
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	566,300	17,402
Interval Leisure Group, Inc.	687,200	17,036
McDonald's Corp.	680,400	65,693
Wyndham Worldwide Corp.	777,591	66,406
		166,537
Leisure Products - 0.4%
Mattel, Inc.	448,000	12,616
Vista Outdoor, Inc. (a)	438,400	19,184
		31,800
Media - 2.8%
Altice SA (a)	506,500	53,559
Comcast Corp. Class A	2,140,396	123,629
Corus Entertainment, Inc. Class B (non-vtg.) (d)	555,400	8,539
MDC Partners, Inc. Class A (sub. vtg.)	793,008	16,606
Time Warner Cable, Inc.	269,500	41,913
		244,246
Multiline Retail - 1.7%
Dillard's, Inc. Class A	475,900	62,624
Target Corp. (d)	1,095,200	86,335
		148,959
Specialty Retail - 1.9%
AutoZone, Inc. (a)	128,400	86,370
Foot Locker, Inc.	1,229,479	73,093
		159,463
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	366,200	27,099
Fossil Group, Inc. (a)	429,700	36,086
Japan Tobacco, Inc.	2,251,500	78,624
VF Corp.	583,100	42,234
		184,043
TOTAL CONSUMER DISCRETIONARY		992,378
CONSUMER STAPLES - 10.5%
Beverages - 3.6%
C&C Group PLC	2,124,200	8,607
Constellation Brands, Inc. Class A (sub. vtg.) (a)	438,200	50,805
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	482,108	$ 35,956
PepsiCo, Inc.	1,008,100	95,890
The Coca-Cola Co.	2,936,038	119,086
		310,344
Food & Staples Retailing - 3.4%
CVS Health Corp.	1,470,800	146,036
Kroger Co.	466,709	32,161
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	489,201	19,902
Tesco PLC	1,245,400	4,198
Tsuruha Holdings, Inc.	180,000	13,055
Walgreens Boots Alliance, Inc.	921,436	76,415
		291,767
Food Products - 1.2%
Bunge Ltd.	151,080	13,049
Greencore Group PLC	5,940,478	32,236
Hilton Food Group PLC	1,930,470	12,723
Kellogg Co.	769,200	48,713
		106,721
Household Products - 1.9%
Energizer Holdings, Inc.	154,300	21,080
Procter & Gamble Co.	1,785,200	141,941
		163,021
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	541,303	29,741
TOTAL CONSUMER STAPLES		901,594
ENERGY - 7.7%
Energy Equipment & Services - 0.0%
Aspen Aerogels, Inc. (a)	754,479	4,934
Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp.	1,827,300	202,940
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
EQT Midstream Partners LP	248,000	21,874
Exxon Mobil Corp.	2,209,697	193,061
Imperial Oil Ltd.	483,100	21,294
Kinder Morgan, Inc.	1,778,700	76,395
MPLX LP	316,822	24,633
Northern Oil & Gas, Inc. (a)	1,037,290	9,170
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Partners LP	320,336	$ 24,297
PrairieSky Royalty Ltd. (d)	971,100	26,666
Suncor Energy, Inc.	1,838,800	59,881
		660,211
TOTAL ENERGY		665,145
FINANCIALS - 15.9%
Banks - 10.5%
Bank of America Corp.	9,102,017	144,995
Citigroup, Inc.	2,279,961	121,568
JPMorgan Chase & Co.	3,494,635	221,071
PacWest Bancorp	1,236,200	55,753
SunTrust Banks, Inc.	1,316,300	54,626
U.S. Bancorp	2,559,369	109,720
Wells Fargo & Co.	3,548,293	195,511
		903,244
Capital Markets - 1.7%
Ameriprise Financial, Inc.	485,600	60,836
Diamond Hill Investment Group, Inc.	25,321	4,613
Franklin Resources, Inc.	437,400	22,552
The Blackstone Group LP	1,464,884	60,002
		148,003
Consumer Finance - 1.1%
Capital One Financial Corp.	1,152,567	93,185
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	18
		93,203
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	904,627	94,353
Insurance - 0.9%
MetLife, Inc.	884,100	45,345
The Chubb Corp.	322,800	31,747
		77,092
Real Estate Investment Trusts - 0.6%
American Tower Corp.	519,100	49,071
TOTAL FINANCIALS		1,364,966
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 16.2%
Biotechnology - 1.5%
Amgen, Inc.	839,510	$ 132,567
Health Care Equipment & Supplies - 2.9%
Medtronic PLC	2,497,003	185,902
The Cooper Companies, Inc.	358,484	63,835
		249,737
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	1,136,103	95,819
McKesson Corp.	496,658	110,953
		206,772
Health Care Technology - 0.2%
CompuGroup Medical AG	481,282	13,757
Life Sciences Tools & Services - 0.6%
Lonza Group AG	361,151	51,063
Pharmaceuticals - 8.6%
AbbVie, Inc.	1,437,300	92,936
Actavis PLC (a)	327,700	92,693
Astellas Pharma, Inc.	2,833,000	44,112
Johnson & Johnson	2,165,943	214,862
Sanofi SA sponsored ADR	1,167,500	59,017
Shire PLC	1,531,600	124,463
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,843,900	111,408
		739,491
TOTAL HEALTH CARE		1,393,387
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.9%
The Boeing Co.	394,500	56,548
United Technologies Corp.	952,266	108,320
		164,868
Air Freight & Logistics - 1.2%
FedEx Corp.	625,052	105,990
Airlines - 0.2%
Copa Holdings SA Class A	141,200	15,658
Construction & Engineering - 0.1%
Astaldi SpA	658,500	5,725
Electrical Equipment - 0.3%
Babcock & Wilcox Co.	938,600	30,336
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.7%
Danaher Corp.	986,292	$ 80,758
General Electric Co.	6,763,400	183,153
Roper Industries, Inc.	304,844	51,266
		315,177
Machinery - 0.8%
Deere & Co.	652,500	59,064
Manitowoc Co., Inc.	646,375	12,753
		71,817
Professional Services - 0.3%
Dun & Bradstreet Corp.	186,102	23,760
Road & Rail - 0.3%
CSX Corp.	698,700	25,216
TOTAL INDUSTRIALS		758,547
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.4%
Cisco Systems, Inc.	5,055,386	145,747
QUALCOMM, Inc.	2,161,983	147,015
		292,762
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	1,178,294	78,415
Internet Software & Services - 2.3%
Google, Inc. Class C (a)	363,206	195,165
IT Services - 3.1%
ASAC II LP (a)(e)	2,514,134	38,284
Fidelity National Information Services, Inc.	1,286,050	80,365
IBM Corp.	717,300	122,866
Leidos Holdings, Inc.	421,100	17,535
Science Applications International Corp.	170,700	8,552
		267,602
Software - 5.5%
Activision Blizzard, Inc.	1,709,717	39,007
Micro Focus International PLC	686,300	13,209
Microsoft Corp.	4,948,716	240,706
Oracle Corp.	4,053,060	176,794
		469,716
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	3,079,218	385,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	3,197,200	$ 86,037
Hewlett-Packard Co.	2,225,500	73,375
Samsung Electronics Co. Ltd.	29,322	38,384
Western Digital Corp.	318,300	31,111
		614,269
TOTAL INFORMATION TECHNOLOGY		1,917,929
MATERIALS - 3.5%
Chemicals - 3.3%
CF Industries Holdings, Inc.	214,800	61,749
E.I. du Pont de Nemours & Co.	1,025,800	75,089
LyondellBasell Industries NV Class A	410,500	42,495
Monsanto Co.	336,200	38,313
Potash Corp. of Saskatchewan, Inc. (d)	1,849,100	60,385
		278,031
Containers & Packaging - 0.2%
Ball Corp.	263,972	19,378
TOTAL MATERIALS		297,409
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,303,400	45,880
UTILITIES - 1.4%
Electric Utilities - 0.8%
Edison International	541,700	33,011
Xcel Energy, Inc.	983,752	33,359
		66,370
Multi-Utilities - 0.6%
NiSource, Inc.	1,146,600	49,785
TOTAL UTILITIES		116,155
TOTAL COMMON STOCKS (Cost $6,931,225)		8,453,390
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	$ 7,356	$ 6,405
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	161,051,948	161,052
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	48,475,641	48,476
TOTAL MONEY MARKET FUNDS (Cost $209,528)		209,528
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,148,109)		8,669,323
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(64,676)
NET ASSETS - 100%		$ 8,604,647
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,284,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 265
Fidelity Securities Lending Cash Central Fund	505
Total	$ 770
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TAG Oil Ltd.	$ 7,147	$ -	$ 4,852	$ -	$ -
TAG Oil Ltd. (144A)	337	-	195	-	-
Total	$ 7,484	$ -	$ 5,047	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 992,378	$ 860,195	$ 132,183	$ -
Consumer Staples	901,594	801,034	100,560	-
Energy	665,145	665,145	-	-
Financials	1,364,966	1,364,948	18	-
Health Care	1,393,387	1,159,992	233,395	-
Industrials	758,547	752,822	5,725	-
Information Technology	1,917,929	1,866,436	13,209	38,284
Materials	297,409	297,409	-	-
Telecommunication Services	45,880	45,880	-	-
Utilities	116,155	116,155	-	-
Corporate Bonds	6,405	-	6,405	-
Money Market Funds	209,528	209,528	-	-
Total Investments in Securities:	$ 8,669,323	$ 8,139,544	$ 491,495	$ 38,284

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 107,132
Level 2 to Level 1	$ 0
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $7,159,442,000. Net unrealized appreciation aggregated $1,509,881,000, of which $1,640,852,000 related to appreciated investment securities and $130,971,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio

April 30, 2015

1.800339.111

GAI-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	189,800	$ 10,669
Diversified Consumer Services - 0.4%
H&R Block, Inc.	891,907	26,971
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	48,500	5,231
Interval Leisure Group, Inc.	237,900	5,898
Las Vegas Sands Corp.	428,700	22,670
Yum! Brands, Inc.	782,244	67,242
		101,041
Household Durables - 0.3%
Tupperware Brands Corp.	299,100	19,998
Leisure Products - 0.1%
Mattel, Inc.	404,800	11,399
Media - 4.1%
Comcast Corp. Class A	2,550,800	147,334
Scripps Networks Interactive, Inc. Class A	206,689	14,439
Sinclair Broadcast Group, Inc. Class A	874,361	26,790
Time Warner, Inc.	1,063,617	89,780
Viacom, Inc. Class B (non-vtg.)	482,800	33,530
		311,873
Multiline Retail - 2.1%
Target Corp.	2,040,675	160,866
Specialty Retail - 1.2%
Lowe's Companies, Inc.	1,258,079	86,631
Sally Beauty Holdings, Inc. (a)	189,700	5,921
		92,552
Textiles, Apparel & Luxury Goods - 0.0%
Japan Tobacco, Inc.	26,900	939
TOTAL CONSUMER DISCRETIONARY		736,308
CONSUMER STAPLES - 9.5%
Beverages - 3.0%
Diageo PLC	1,464,861	40,668
Molson Coors Brewing Co. Class B	119,000	8,748
PepsiCo, Inc.	466,114	44,337
SABMiller PLC	483,848	25,611
The Coca-Cola Co.	2,635,903	106,912
		226,276
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Health Corp.	533,404	$ 52,962
Walgreens Boots Alliance, Inc.	333,284	27,639
		80,601
Food Products - 0.1%
Kellogg Co.	181,354	11,485
Household Products - 1.8%
Procter & Gamble Co.	1,774,715	141,108
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	155,500	12,641
Nu Skin Enterprises, Inc. Class A	136,700	7,730
		20,371
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	819,323	90,216
Imperial Tobacco Group PLC	172,012	8,399
Lorillard, Inc.	470,997	32,904
Philip Morris International, Inc.	922,071	76,965
Reynolds American, Inc.	477,000	34,964
		243,448
TOTAL CONSUMER STAPLES		723,289
ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	1,326,123	36,177
Oceaneering International, Inc.	621,900	34,273
Schlumberger Ltd.	290,832	27,516
		97,966
Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	664,968	45,484
BG Group PLC	1,911,564	34,625
Chevron Corp.	1,502,196	166,834
ConocoPhillips Co.	433,000	29,409
EQT Midstream Partners LP	143,700	12,674
Foresight Energy LP	197,562	2,740
Golar LNG Ltd.	505,200	18,185
Imperial Oil Ltd.	1,266,900	55,842
Kinder Morgan, Inc.	522,400	22,437
Legacy Reserves LP	714,100	9,233
Markwest Energy Partners LP	917,154	61,871
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PrairieSky Royalty Ltd. (e)	466,000	$ 12,796
Suncor Energy, Inc.	3,448,450	112,300
The Williams Companies, Inc.	869,172	44,493
Williams Partners LP	114,085	5,636
		634,559
TOTAL ENERGY		732,525
FINANCIALS - 21.5%
Banks - 14.3%
Bank of America Corp.	11,505,656	183,285
Citigroup, Inc.	3,601,130	192,012
Comerica, Inc.	534,100	25,322
Commerce Bancshares, Inc.	190,900	8,153
Fifth Third Bancorp	734,700	14,694
First Republic Bank	66,800	3,894
FirstMerit Corp.	534,300	10,349
Intesa Sanpaolo SpA	470,500	1,581
JPMorgan Chase & Co.	5,115,792	323,630
M&T Bank Corp.	154,700	18,513
PNC Financial Services Group, Inc.	481,654	44,182
Regions Financial Corp.	3,051,900	30,000
Standard Chartered PLC (United Kingdom)	2,651,084	43,404
SunTrust Banks, Inc.	1,700,066	70,553
U.S. Bancorp	1,439,273	61,702
UMB Financial Corp.	103,300	5,143
Wells Fargo & Co.	932,341	51,372
		1,087,789
Capital Markets - 5.2%
Carlyle Group LP	389,100	11,747
Charles Schwab Corp.	1,559,343	47,560
Greenhill & Co., Inc.	61,500	2,432
Invesco Ltd.	109,000	4,515
KKR & Co. LP	2,044,543	46,023
Morgan Stanley	1,339,697	49,984
Northern Trust Corp.	727,164	53,192
Oaktree Capital Group LLC Class A	229,300	12,263
State Street Corp.	1,525,827	117,672
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	839,600	$ 34,390
TPG Specialty Lending, Inc.	1,016,620	18,462
		398,240
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	51,117	11,477
Insurance - 1.3%
Brown & Brown, Inc.	161,500	5,160
Marsh & McLennan Companies, Inc.	310,246	17,423
MetLife, Inc.	1,102,440	56,544
Principal Financial Group, Inc.	424,400	21,695
		100,822
Real Estate Investment Trusts - 0.3%
American Homes 4 Rent (f)	258,675	4,369
First Potomac Realty Trust	183,418	1,966
Lamar Advertising Co. Class A	64,000	3,709
Sabra Health Care REIT, Inc.	136,900	4,091
WP Carey, Inc.	132,300	8,398
		22,533
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	1,114,168	19,899
TOTAL FINANCIALS		1,640,760
HEALTH CARE - 9.3%
Biotechnology - 1.6%
Amgen, Inc.	574,703	90,751
Biogen, Inc. (a)	56,700	21,202
Intercept Pharmaceuticals, Inc. (a)	37,126	9,386
		121,339
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	436,604	20,267
Ansell Ltd.	266,311	5,498
Medtronic PLC	490,830	36,542
St. Jude Medical, Inc.	164,200	11,502
Zimmer Holdings, Inc.	269,810	29,636
		103,445
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	204,500	17,248
Express Scripts Holding Co. (a)	161,500	13,954
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	307,887	$ 68,782
Patterson Companies, Inc.	381,070	17,893
		117,877
Pharmaceuticals - 4.8%
AbbVie, Inc.	188,700	12,201
Astellas Pharma, Inc.	796,800	12,407
GlaxoSmithKline PLC sponsored ADR	2,114,622	97,590
Johnson & Johnson	1,299,769	128,937
Novartis AG sponsored ADR	245,444	24,986
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,247,620	75,381
Theravance, Inc. (e)	843,700	13,710
		365,212
TOTAL HEALTH CARE		707,873
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.3%
Meggitt PLC	3,269,700	26,424
The Boeing Co.	667,989	95,750
United Technologies Corp.	470,482	53,517
		175,691
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	55,773	3,591
FedEx Corp.	75,900	12,870
PostNL NV (a)	4,051,000	20,118
United Parcel Service, Inc. Class B	991,004	99,626
		136,205
Airlines - 0.2%
Copa Holdings SA Class A	162,700	18,042
Building Products - 0.2%
Lennox International, Inc.	110,000	11,656
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	973,610	36,608
KAR Auction Services, Inc.	547,900	20,387
		56,995
Electrical Equipment - 0.7%
Emerson Electric Co.	452,600	26,626
Hubbell, Inc. Class B	267,539	29,116
		55,742
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.2%
General Electric Co.	9,055,280	$ 245,217
Machinery - 0.9%
Deere & Co.	327,600	29,654
Donaldson Co., Inc.	217,300	8,121
IMI PLC	562,200	10,773
Joy Global, Inc.	108,500	4,626
Pentair PLC	100,200	6,227
Valmont Industries, Inc.	47,200	5,948
Xylem, Inc.	74,400	2,754
		68,103
Professional Services - 0.1%
Acacia Research Corp.	429,402	4,732
Road & Rail - 2.2%
CSX Corp.	2,166,620	78,193
J.B. Hunt Transport Services, Inc.	583,040	50,841
Kansas City Southern	135,600	13,898
Norfolk Southern Corp.	234,999	23,700
		166,632
Trading Companies & Distributors - 0.5%
Watsco, Inc.	310,592	37,361
TOTAL INDUSTRIALS		976,376
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.2%
Cisco Systems, Inc.	4,416,152	127,318
QUALCOMM, Inc.	1,741,946	118,452
		245,770
Internet Software & Services - 3.0%
Google, Inc.:
Class A (a)	183,307	100,593
Class C (a)	161,046	86,536
Yahoo!, Inc. (a)	1,038,395	44,199
		231,328
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	586,972	34,361
Fidelity National Information Services, Inc.	246,236	15,387
IBM Corp.	477,104	81,723
Leidos Holdings, Inc.	57,200	2,382
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	956,700	$ 86,304
Paychex, Inc.	1,854,657	89,747
The Western Union Co.	1,097,880	22,265
Unisys Corp. (a)	449,300	9,781
Visa, Inc. Class A	1,391,784	91,927
		433,877
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	1,049,182	46,379
Marvell Technology Group Ltd.	701,200	9,824
Maxim Integrated Products, Inc.	473,000	15,529
		71,732
Software - 4.0%
Microsoft Corp.	4,908,999	238,774
Oracle Corp.	1,420,153	61,947
		300,721
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,191,894	274,316
EMC Corp.	1,501,400	40,403
First Data Holdings, Inc. Class B (h)	5,155,476	24,334
		339,053
TOTAL INFORMATION TECHNOLOGY		1,622,481
MATERIALS - 3.3%
Chemicals - 2.7%
Airgas, Inc.	431,306	43,683
E.I. du Pont de Nemours & Co.	334,646	24,496
LyondellBasell Industries NV Class A	91,500	9,472
Methanex Corp.	166,600	10,026
Monsanto Co.	608,015	69,289
Potash Corp. of Saskatchewan, Inc.	366,900	11,982
Syngenta AG (Switzerland)	87,681	29,341
Tronox Ltd. Class A	305,054	6,391
		204,680
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,542,300	35,889
SunCoke Energy Partners LP	106,465	2,356
		38,245
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Domtar Corp.	133,300	$ 5,761
TOTAL MATERIALS		248,686
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
TDC A/S	603,400	4,594
Verizon Communications, Inc.	2,424,174	122,275
		126,869
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	188,300	8,342
TOTAL COMMON STOCKS (Cost $6,146,201)		7,523,509
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	68,794	555
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	185,143	62,580
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,947)		63,135
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 3,470	3,203
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		5,615	4,889
Convertible Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc.: - continued
5% 10/15/18 (h)		$ 3,018	$ 2,470
Peabody Energy Corp. 4.75% 12/15/41		7,660	2,332
			9,691
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		5,130	4,688
TOTAL CONVERTIBLE BONDS (Cost $22,021)			17,582
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	3,616
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	95	0*
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	29,388,805	29,389
TOTAL MONEY MARKET FUNDS (Cost $29,389)		29,389
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,249,181)		7,637,231
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,023)
NET ASSETS - 100%		$ 7,626,208
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,673,000 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,359,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/15	$ 3,017
First Data Holdings, Inc. Class B	6/26/14	$ 20,622
NJOY, Inc. Series D	2/14/14	$ 1,164
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	588
Total	$ 594
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 736,863	$ 735,369	$ 939	$ 555
Consumer Staples	723,289	648,611	74,678	-
Energy	732,525	697,900	34,625	-
Financials	1,640,760	1,595,775	44,985	-
Health Care	770,453	758,046	12,407	-
Industrials	976,376	919,061	57,315	-
Information Technology	1,622,481	1,598,147	-	24,334
Materials	248,686	219,345	29,341	-
Telecommunication Services	126,869	122,275	4,594	-
Utilities	8,342	8,342	-	-
Corporate Bonds	17,582	-	17,582	-
Preferred Securities	3,616	-	3,616	-
Money Market Funds	29,389	29,389	-	-
Total Investments in Securities:	$ 7,637,231	$ 7,332,260	$ 280,082	$ 24,889
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,266,008,000. Net unrealized appreciation aggregated $1,371,223,000, of which $1,538,552,000 related to appreciated investment securities and $167,329,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund

April 30, 2015

1.800341.111

LSF-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 2.5%
Delphi Automotive PLC	490,700	$ 40,728
Tenneco, Inc. (a)	825,300	48,239
TRW Automotive Holdings Corp. (a)	328,300	34,491
		123,458
Automobiles - 5.2%
Ford Motor Co.	7,806,833	123,348
General Motors Co.	3,272,337	114,728
General Motors Co.:
warrants 7/10/16 (a)	482,521	12,357
warrants 7/10/19 (a)	482,521	8,377
		258,810
Diversified Consumer Services - 5.5%
Service Corp. International	9,896,727	273,941
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	987,744	30,353
Penn National Gaming, Inc. (a)(d)	360,340	5,794
Station Holdco LLC unit (a)(g)(h)	146,846	66
		36,213
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	4,427
Lennar Corp. Class A	677,100	31,011
Newell Rubbermaid, Inc.	2,129,847	81,211
		116,649
Media - 6.2%
AMC Networks, Inc. Class A (a)	446,400	33,676
Cinemark Holdings, Inc.	2,343,045	99,884
Comcast Corp. Class A	1,723,034	99,522
Gray Television, Inc. (a)(e)	3,766,164	49,939
Nexstar Broadcasting Group, Inc. Class A	455,698	26,640
		309,661
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	385,122	32,362
GameStop Corp. Class A (d)	1,483,407	57,171
Sally Beauty Holdings, Inc. (a)	808,000	25,218
		114,751
TOTAL CONSUMER DISCRETIONARY		1,233,483
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.6%
Food Products - 1.1%
ConAgra Foods, Inc.	541,700	$ 19,582
Darling International, Inc. (a)	2,698,383	36,860
		56,442
Personal Products - 0.5%
Revlon, Inc. (a)	553,261	21,638
TOTAL CONSUMER STAPLES		78,080
ENERGY - 8.0%
Energy Equipment & Services - 2.1%
Ensco PLC Class A	110,000	3,001
Halliburton Co.	1,126,593	55,147
Noble Corp. (d)	987,610	17,096
Oil States International, Inc. (a)	270,466	12,871
Schlumberger Ltd.	109,400	10,350
Transocean Ltd. (United States) (d)	381,900	7,187
		105,652
Oil, Gas & Consumable Fuels - 5.9%
Continental Resources, Inc. (a)(d)	807,474	42,497
Hess Corp.	861,810	66,273
Peabody Energy Corp. (d)	2,252,625	10,655
QEP Resources, Inc.	901,000	20,273
Range Resources Corp.	247,200	15,712
Valero Energy Corp.	1,103,866	62,810
Western Refining, Inc.	451,814	19,902
Whiting Petroleum Corp. (a)	1,439,895	54,586
		292,708
TOTAL ENERGY		398,360
FINANCIALS - 11.2%
Banks - 8.2%
Bank of America Corp.	7,570,599	120,600
Barclays PLC sponsored ADR (d)	2,441,721	38,433
CIT Group, Inc.	229,310	10,326
Citigroup, Inc.	1,221,847	65,149
Huntington Bancshares, Inc.	7,805,080	84,763
Regions Financial Corp.	5,015,480	49,302
SunTrust Banks, Inc.	1,019,600	42,313
		410,886
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.1%
Motors Liquidation Co. GUC Trust (a)	123,112	$ 2,462
Consumer Finance - 0.9%
American Express Co.	567,448	43,949
Insurance - 0.5%
Lincoln National Corp.	435,700	24,613
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	430,875	15,382
Host Hotels & Resorts, Inc.	1,016,122	20,465
Sabra Health Care REIT, Inc.	547,507	16,360
		52,207
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	21,991
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	4,598
TOTAL FINANCIALS		560,706
HEALTH CARE - 12.9%
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	9,434,356	168,120
Health Care Providers & Services - 6.3%
Community Health Systems, Inc. (a)	1,267,827	68,057
DaVita HealthCare Partners, Inc. (a)	532,952	43,222
HCA Holdings, Inc. (a)	1,098,579	81,306
Tenet Healthcare Corp. (a)	1,591,444	76,167
Universal Health Services, Inc. Class B	385,505	45,085
		313,837
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	651,400	18,552
Pharmaceuticals - 2.9%
Johnson & Johnson	153,000	15,178
Merck & Co., Inc.	1,453,600	86,576
Sanofi SA sponsored ADR	819,934	41,448
		143,202
TOTAL HEALTH CARE		643,711
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	426,776	$ 43,070
Huntington Ingalls Industries, Inc.	258,160	33,971
Textron, Inc.	602,700	26,507
		103,548
Airlines - 5.1%
American Airlines Group, Inc.	1,360,080	65,671
Delta Air Lines, Inc.	3,213,501	143,451
Southwest Airlines Co.	571,283	23,171
United Continental Holdings, Inc. (a)	370,700	22,146
		254,439
Building Products - 0.6%
Allegion PlC	246,500	15,073
Armstrong World Industries, Inc. (a)	273,500	14,971
		30,044
Commercial Services & Supplies - 0.8%
Civeo Corp.	540,932	2,526
Deluxe Corp.	431,413	27,934
Tyco International Ltd.	328,233	12,926
		43,386
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	9,619
Generac Holdings, Inc. (a)(d)	490,557	20,451
		30,070
Industrial Conglomerates - 0.6%
General Electric Co.	1,103,883	29,893
Machinery - 1.1%
Ingersoll-Rand PLC	739,500	48,689
Pentair PLC	78,757	4,895
		53,584
Marine - 0.2%
Genco Shipping & Trading Ltd. (a)	573,680	3,987
Navios Maritime Holdings, Inc. (d)	2,162,794	8,197
		12,184
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	14,748
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	147,000	$ 14,197
TOTAL INDUSTRIALS		586,093
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,181,349	62,888
Electronic Equipment & Components - 1.9%
Avnet, Inc.	594,313	25,336
Belden, Inc.	510,764	42,879
Corning, Inc.	726,800	15,212
Viasystems Group, Inc. (a)	540,460	9,609
		93,036
Internet Software & Services - 0.2%
VeriSign, Inc. (a)(d)	194,300	12,340
IT Services - 0.3%
Global Cash Access Holdings, Inc. (a)	1,851,000	13,697
Semiconductors & Semiconductor Equipment - 3.9%
Freescale Semiconductor, Inc. (a)	1,033,800	40,411
Intersil Corp. Class A	1,460,387	19,496
Micron Technology, Inc. (a)	2,079,945	58,509
NXP Semiconductors NV (a)	459,064	44,125
ON Semiconductor Corp. (a)	2,920,068	33,639
		196,180
Software - 1.6%
Citrix Systems, Inc. (a)	230,899	15,507
Microsoft Corp.	1,384,568	67,345
		82,852
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	1,117,931	30,676
TOTAL INFORMATION TECHNOLOGY		491,669
MATERIALS - 14.6%
Chemicals - 10.3%
H.B. Fuller Co.	461,829	19,291
LyondellBasell Industries NV Class A	4,554,155	471,450
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OMNOVA Solutions, Inc. (a)(e)	3,114,962	$ 24,889
Phosphate Holdings, Inc. (a)	307,500	30
		515,660
Containers & Packaging - 3.4%
Rock-Tenn Co. Class A	2,336,728	147,167
Sealed Air Corp.	483,434	22,045
		169,212
Metals & Mining - 0.1%
Ormet Corp. (a)(e)	1,405,000	5
TimkenSteel Corp.	114,367	3,338
		3,343
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)(d)	1,563,090	23,821
Neenah Paper, Inc.	266,200	16,097
		39,918
TOTAL MATERIALS		728,133
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp. (d)	5,528,256	37,924
Intelsat SA (a)	1,144,700	14,412
Level 3 Communications, Inc. (a)	514,400	28,776
		81,112
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	421,304	15,129
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	2,167,700	47,278
TOTAL UTILITIES		62,407
TOTAL COMMON STOCKS (Cost $2,826,444)		4,863,754
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	$ 11,537
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 13,360	8,818
SAExploration Holdings, Inc. 10% 7/15/19 (f)	14,345	8,607
		17,425
TOTAL NONCONVERTIBLE BONDS (Cost $26,510)		17,425
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	101,251,139	101,251
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	201,457,528	201,458
TOTAL MONEY MARKET FUNDS (Cost $302,709)		302,709
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $3,166,638)		5,195,425
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(198,104)
NET ASSETS - 100%		$ 4,997,321
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,607,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	2,025
Total	$ 2,123
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 45,872	$ -	$ -	$ -	$ 49,939
OMNOVA Solutions, Inc.	25,138	-	-	-	24,889
Ormet Corp.	8	-	-	-	5
Total	$ 71,018	$ -	$ -	$ -	$ 74,833
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,233,483	$ 1,233,417	$ -	$ 66
Consumer Staples	78,080	78,080	-	-
Energy	398,360	398,360	-	-
Financials	572,243	572,243	-	-
Health Care	643,711	643,711	-	-
Industrials	586,093	586,093	-	-
Information Technology	491,669	491,669	-	-
Materials	728,133	728,133	-	-
Telecommunication Services	81,112	81,112	-	-
Utilities	62,407	62,407	-	-
Corporate Bonds	17,425	-	17,425	-
Money Market Funds	302,709	302,709	-	-
Total Investments in Securities:	$ 5,195,425	$ 5,177,934	$ 17,425	$ 66
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $3,166,527,000. Net unrealized appreciation aggregated $2,028,898,000, of which $2,245,346,000 related to appreciated investment securities and $216,448,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

April 30, 2015

1.800345.111

OTC-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Automobiles - 1.4%
Tesla Motors, Inc. (a)(d)	809,999	$ 183,100
Volkswagen AG sponsored ADR	132,100	6,822
		189,922
Diversified Consumer Services - 0.0%
2U, Inc. (a)	59,500	1,583
Hotels, Restaurants & Leisure - 1.4%
Intrawest Resorts Holdings, Inc. (a)	764,235	7,703
Panera Bread Co. Class A (a)	540,500	98,630
Starbucks Corp.	1,328,820	65,883
Vail Resorts, Inc.	89,900	8,919
Wynn Resorts Ltd.	6,215	690
		181,825
Household Durables - 0.4%
Garmin Ltd. (d)	831,900	37,594
GoPro, Inc. Class A (d)	252,300	12,635
		50,229
Internet & Catalog Retail - 13.5%
Amazon.com, Inc. (a)	2,007,898	846,891
ASOS PLC ADR (a)(e)	4,568,252	268,430
Etsy, Inc.	45,900	1,021
Groupon, Inc. Class A (a)(d)(e)	66,933,381	463,179
Ocado Group PLC (a)	249,500	1,354
Wayfair LLC Class A (d)	3,016,668	96,895
zulily, Inc. Class A (a)(d)	8,713,400	108,613
		1,786,383
Media - 0.7%
Charter Communications, Inc. Class A (a)	318,400	59,560
Liberty Global PLC Class A (a)	491,800	25,642
Twenty-First Century Fox, Inc. Class A	435,100	14,828
		100,030
Specialty Retail - 0.5%
Five Below, Inc. (a)	85,300	2,876
Ross Stores, Inc.	526,700	52,080
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	43,215	6,529
		61,485
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG sponsored ADR	29,400	1,208
lululemon athletica, Inc. (a)	575,346	36,615
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
LVMH Moet Hennessy - Louis Vuitton SA ADR	1,330,800	$ 46,578
NIKE, Inc. Class B	400	40
		84,441
TOTAL CONSUMER DISCRETIONARY		2,455,898
CONSUMER STAPLES - 5.4%
Beverages - 0.4%
Monster Beverage Corp. (a)	385,100	52,801
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,421,650	203,367
Diplomat Pharmacy, Inc.	566,100	20,278
Sprouts Farmers Market LLC (a)	1,449,600	46,365
Walgreens Boots Alliance, Inc.	394,600	32,724
		302,734
Food Products - 2.7%
Danone SA sponsored ADR	3,721,723	54,002
Diamond Foods, Inc. (a)	10,595	297
Keurig Green Mountain, Inc.	1,568,117	182,482
Mondelez International, Inc.	3,211,700	123,233
		360,014
TOTAL CONSUMER STAPLES		715,549
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	327,800	18,065
Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy, Inc. (a)	135,900	11,221
EOG Resources, Inc.	129,800	12,844
Noble Energy, Inc.	355,700	18,041
PDC Energy, Inc. (a)	46,800	2,655
Rosetta Resources, Inc. (a)	552,200	12,607
		57,368
TOTAL ENERGY		75,433
FINANCIALS - 2.7%
Banks - 1.9%
Bank of America Corp.	3,402,900	54,208
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	973,600	$ 51,912
Commerce Bancshares, Inc.	785,295	33,540
Fifth Third Bancorp	542,400	10,848
JPMorgan Chase & Co.	180,600	11,425
Signature Bank (a)	265,300	35,574
UMB Financial Corp.	558,800	27,823
Wells Fargo & Co.	625,000	34,438
		259,768
Capital Markets - 0.3%
Carlyle Group LP	630,500	19,035
Northern Trust Corp.	254,300	18,602
		37,637
Consumer Finance - 0.5%
Capital One Financial Corp.	761,000	61,527
TOTAL FINANCIALS		358,932
HEALTH CARE - 18.2%
Biotechnology - 13.5%
Acceleron Pharma, Inc. (a)	167,000	4,618
Aduro Biotech, Inc.	56,800	1,443
Aduro Biotech, Inc.	1,938,567	44,316
Alexion Pharmaceuticals, Inc. (a)	836,089	141,491
Alkermes PLC (a)	865,236	47,908
Alnylam Pharmaceuticals, Inc. (a)	141,500	14,415
Amgen, Inc.	139,600	22,044
Anacor Pharmaceuticals, Inc. (a)	135,400	7,134
Array BioPharma, Inc. (a)	6,882,600	43,016
Avalanche Biotechnologies, Inc. (a)	281,099	8,956
Avalanche Biotechnologies, Inc. (f)	700,821	22,328
Bellicum Pharmaceuticals, Inc.	593,252	14,226
BioCryst Pharmaceuticals, Inc. (a)	2,939,796	27,311
Biogen, Inc. (a)	97,700	36,533
BioMarin Pharmaceutical, Inc. (a)	605,356	67,830
Celldex Therapeutics, Inc. (a)	1,305,585	31,334
Cidara Therapeutics, Inc.	41,000	599
Clovis Oncology, Inc. (a)	1,071,754	86,126
Dicerna Pharmaceuticals, Inc. (a)	253,207	5,082
Dyax Corp. (a)	1,038,300	24,826
Foundation Medicine, Inc. (a)	5	0*
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genocea Biosciences, Inc. (a)	866,470	$ 8,873
Gilead Sciences, Inc. (a)	2,706,199	272,000
Intercept Pharmaceuticals, Inc. (a)	312,419	78,983
Ironwood Pharmaceuticals, Inc. Class A (a)	3,220,042	43,986
Isis Pharmaceuticals, Inc. (a)	46,249	2,623
Juno Therapeutics, Inc. (d)	357,400	15,275
Karyopharm Therapeutics, Inc. (a)	594,258	16,140
KYTHERA Biopharmaceuticals, Inc. (a)	1,257,482	54,939
Lion Biotechnologies, Inc. (a)(e)	3,063,400	36,546
Medivation, Inc. (a)	775,904	93,683
Novavax, Inc. (a)	2,897,300	22,396
Ophthotech Corp. (a)	898,400	40,680
Otonomy, Inc.	208,938	5,483
OvaScience, Inc. (a)(d)	993,592	24,586
Portola Pharmaceuticals, Inc. (a)(e)	2,884,007	102,930
PTC Therapeutics, Inc. (a)	1,028,516	60,425
Puma Biotechnology, Inc. (a)	343,302	61,993
Sage Therapeutics, Inc.	16,200	859
Seattle Genetics, Inc. (a)(d)	1,401,386	48,124
Spark Therapeutics, Inc.	11,600	664
Synageva BioPharma Corp. (a)	880,783	80,997
TESARO, Inc. (a)	473,700	25,802
Trevena, Inc. (a)	216,771	1,337
Ultragenyx Pharmaceutical, Inc. (a)	257,996	14,559
uniQure B.V. (a)	309,800	7,760
Versartis, Inc. (a)	517,200	8,834
XOMA Corp. (a)	1,521,913	4,566
		1,786,579
Health Care Equipment & Supplies - 0.7%
Accuray, Inc. (a)(d)	2,427,800	19,738
HeartWare International, Inc. (a)	22,700	1,719
IDEXX Laboratories, Inc. (a)	207,002	25,952
Inogen, Inc. (a)	37,000	1,359
Novadaq Technologies, Inc. (a)(e)	4,423,773	47,821
		96,589
Health Care Providers & Services - 0.4%
Accretive Health, Inc. (a)(e)	9,842,302	55,314
Health Care Technology - 2.4%
athenahealth, Inc. (a)(d)(e)	2,369,183	290,604
Castlight Health, Inc. Class B (a)(d)	65,400	492
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
HMS Holdings Corp. (a)	87,300	$ 1,485
Veeva Systems, Inc. Class A (a)(d)	1,041,100	27,641
		320,222
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	43,400	7,996
Pharmaceuticals - 1.1%
Achaogen, Inc. (a)	847,200	4,736
Flex Pharma, Inc.	481,196	8,046
GW Pharmaceuticals PLC ADR (a)	130,327	13,639
Intra-Cellular Therapies, Inc. (a)	263,900	5,397
Jazz Pharmaceuticals PLC (a)	137,000	24,482
Relypsa, Inc. (a)	544,600	15,755
Roche Holding AG sponsored ADR	32,300	1,159
Shire PLC sponsored ADR	293,800	71,543
Theravance, Inc. (d)	326,579	5,307
		150,064
TOTAL HEALTH CARE		2,416,764
INDUSTRIALS - 2.5%
Airlines - 1.6%
American Airlines Group, Inc.	4,350,300	210,054
Commercial Services & Supplies - 0.2%
Regus PLC	387,000	1,478
Stericycle, Inc. (a)	147,000	19,614
		21,092
Electrical Equipment - 0.6%
SolarCity Corp. (a)(d)	1,421,448	85,358
Professional Services - 0.0%
Verisk Analytics, Inc. (a)	85,200	6,393
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	74,280	6,477
TOTAL INDUSTRIALS		329,374
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 49.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	446,700	$ 12,878
QUALCOMM, Inc.	3,100,553	210,838
		223,716
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	5,164,100	131,323
Internet Software & Services - 19.1%
58.com, Inc. ADR (a)	30,800	2,349
Alibaba Group Holding Ltd. sponsored ADR	569,200	46,270
Benefitfocus, Inc. (a)(d)	3,400	117
Constant Contact, Inc. (a)	724,436	25,247
Cornerstone OnDemand, Inc. (a)	1,724,882	49,383
Criteo SA sponsored ADR (a)(e)	5,335,971	221,229
Cvent, Inc. (a)	173,100	4,653
Demandware, Inc. (a)	318,200	19,601
Dropbox, Inc. (a)(g)	331,524	5,765
Facebook, Inc. Class A (a)	5,229,138	411,899
GoDaddy, Inc. (a)	309,700	7,764
Google, Inc.:
Class A (a)	851,527	467,292
Class C (a)	881,269	473,541
Hortonworks, Inc. (d)	20,800	420
JUST EAT Ltd. (a)	208,700	1,464
LendingClub Corp.	89,900	1,569
LinkedIn Corp. Class A (a)	5,200	1,311
Marketo, Inc. (a)	2,011,478	57,227
New Relic, Inc.	12,500	406
Opower, Inc. (d)	1,098,300	10,983
Rackspace Hosting, Inc. (a)(e)	9,291,975	500,837
Textura Corp. (a)	600	16
Twitter, Inc. (a)	1,750,700	68,207
Wix.com Ltd. (a)	364,405	7,095
Yahoo!, Inc. (a)	3,501,800	149,054
		2,533,699
Semiconductors & Semiconductor Equipment - 5.0%
Altera Corp.	97,100	4,047
Analog Devices, Inc.	419,700	25,954
Applied Micro Circuits Corp. (a)	457,650	2,458
Cirrus Logic, Inc. (a)	693,130	23,414
Cree, Inc. (a)(d)	1,290,700	40,889
Cypress Semiconductor Corp.	427,900	5,700
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	1,435,400	$ 46,722
Marvell Technology Group Ltd.	3,414,200	47,833
Micron Technology, Inc. (a)	5,864,300	164,963
NVIDIA Corp.	12,282,422	272,608
Xilinx, Inc.	592,100	25,673
		660,261
Software - 11.4%
Activision Blizzard, Inc.	14,722,039	335,883
CommVault Systems, Inc. (a)	1,713,067	78,373
Fleetmatics Group PLC (a)	12,322	562
GameLoft SE (a)(e)	7,764,787	41,059
HubSpot, Inc.	422,338	16,349
Interactive Intelligence Group, Inc. (a)	222,187	9,772
King Digital Entertainment PLC (d)	564,450	8,952
Microsoft Corp.	7,073,539	344,057
NetSuite, Inc. (a)	105,100	10,044
Salesforce.com, Inc. (a)	2,217,020	161,443
SAP AG sponsored ADR (d)	774,600	58,629
ServiceNow, Inc. (a)	18,000	1,347
Synchronoss Technologies, Inc. (a)(e)	3,693,807	169,472
Tableau Software, Inc. (a)	12,300	1,203
Ubisoft Entertainment SA (a)(e)	10,702,456	197,351
Xero Ltd. (a)	661,157	10,042
Zendesk, Inc.	3,005,256	69,301
		1,513,839
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	10,468,820	1,310,181
Electronics for Imaging, Inc. (a)	46,823	1,954
Nimble Storage, Inc. (a)(d)	2,263,208	55,358
SanDisk Corp.	1,261,200	84,425
Silicon Graphics International Corp. (a)	1,774	14
		1,451,932
TOTAL INFORMATION TECHNOLOGY		6,514,770
MATERIALS - 0.6%
Chemicals - 0.3%
Monsanto Co.	333,800	38,040
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
Anglo American PLC ADR	4,430,000	$ 37,655
TOTAL MATERIALS		75,695
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	265,500	9,290
Level 3 Communications, Inc. (a)	30,347	1,698
		10,988
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	1,179,100	41,504
TOTAL TELECOMMUNICATION SERVICES		52,492
TOTAL COMMON STOCKS (Cost $10,006,302)		12,994,907
Convertible Preferred Stocks - 2.0%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(g)	16,562,507	21,117
Series G, 8.00% (g)	3,185,945	4,062
		25,179
Internet & Catalog Retail - 0.0%
One Kings Lane, Inc. Series E (a)(g)	648,635	3,574
Media - 0.1%
Turn, Inc. Series E (a)(g)	1,199,041	7,470
TOTAL CONSUMER DISCRETIONARY		36,223
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (g)	6,064,833	22,258
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Jounce Therapeutics, Inc. Series B (g)	2,212,389	5,000
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (g)	62,037	$ 4,805
INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 0.6%
Pinterest, Inc. 8.00% (g)	27,858	1,000
Uber Technologies, Inc.:
Series D, 8.00% (g)	2,256,164	75,170
Series E, 8.00% (g)	150,072	5,000
		81,170
IT Services - 0.4%
AppNexus, Inc. Series E (g)	1,416,796	41,852
Nutanix, Inc. Series E (g)	311,503	4,688
		46,540
Software - 0.4%
Cloudera, Inc. Series F (a)(g)	126,709	2,628
Cloudflare, Inc. Series D (g)	395,787	2,323
Dataminr, Inc. Series D (g)	2,219,446	28,298
Snapchat, Inc. Series F (g)	32,552	1,000
Taboola.Com Ltd. Series E (g)	1,918,392	20,000
Twilio, Inc. Series E (g)	351,811	3,979
		58,228
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	184,982	3,071
TOTAL INFORMATION TECHNOLOGY		189,009
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series D (g)	1,220,504	15,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,328)		272,295
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	25,838,303	$ 25,838
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	263,863,632	263,864
TOTAL MONEY MARKET FUNDS (Cost $289,702)		289,702
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $10,512,332)		13,556,904
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(284,767)
NET ASSETS - 100%		$ 13,272,137
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,328,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,060,000 or 2.1% of net assets.

* Amount represents less than $1,000
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Altiostar Networks, Inc. Series D	1/7/15	$ 15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$ 28,382
Cloudera, Inc. Series F	2/5/14	$ 1,845
Cloudflare, Inc. Series D	11/5/14	$ 2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$ 28,298
Dropbox, Inc.	5/2/12	$ 3,000
Security	Acquisition Date	Acquisition Cost (000s)
Jounce Therapeutics, Inc. Series B	4/17/15	$ 5,000
Nutanix, Inc. Series E	8/26/14	$ 4,173
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Pinterest, Inc. 8.00%	2/27/15	$ 1,000
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Redfin Corp. Series G	12/16/14	$ 20,000
Roku, Inc. Series F, 8.00%	5/7/13	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
Roku, Inc. Series G, 8.00%	10/1/14	$ 4,140
Snapchat, Inc. Series F	3/25/15	$ 1,000
Space Exploration Technologies Corp. Series G	1/20/15	$ 4,805
Taboola.Com Ltd. Series E	12/22/14	$ 20,000
Turn, Inc. Series E	12/30/13	$ 10,000
Twilio, Inc. Series E	4/24/15	$ 3,979
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 5,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	4,895
Total	$ 4,932
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 82,872	$ -	$ -	$ -	$ 55,314
ASOS PLC	-	162,163	180,696	-	-
ASOS PLC ADR	-	187,227	22,587	-	268,430
athenahealth, Inc.	294,726	-	-	-	290,604
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CommVault Systems, Inc.	$ 159,387	$ 5,572	$ 84,761	$ -	$ -
Criteo SA sponsored ADR	-	183,160	3,134	-	221,229
E2open, Inc.	25,119	-	14,218	-	-
Foundation Medicine, Inc.	35,879	11,036	106,305	-	-
GameLoft SE	49,492	-	-	-	41,059
Groupon, Inc. Class A	390,059	39,856	-	-	463,179
KYTHERA Biopharmaceuticals, Inc.	42,226	-	-	-	-
Lion Biotechnologies, Inc.	12,870	8,773	585	-	36,546
Marketo, Inc.	56,923	-	2,249	-	-
Novadaq Technologies, Inc.	38,683	27,409	2,580	-	47,821
NVE Corp.	17,620	-	18,136	244	-
Portola Pharmaceuticals, Inc.	58,747	14,580	-	-	102,930
PTC Therapeutics, Inc.	55,466	2,229	73,379	-	-
Rackspace Hosting, Inc.	293,484	-	21,755	-	500,837
Synchronoss Technologies, Inc.	165,112	-	19,125	-	169,472
Ubisoft Entertainment SA	169,602	9,886	-	-	197,351
Total	$ 1,948,267	$ 651,891	$ 549,510	$ 244	$ 2,394,772
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,492,121	$ 2,454,544	$ 1,354	$ 36,223
Consumer Staples	715,549	715,549	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Energy	$ 75,433	$ 75,433	$ -	$ -
Financials	381,190	358,932	-	22,258
Health Care	2,421,764	2,372,448	44,316	5,000
Industrials	334,179	327,896	1,478	4,805
Information Technology	6,703,779	6,269,131	239,874	194,774
Materials	75,695	75,695	-	-
Telecommunication Services	67,492	52,492	-	15,000
Money Market Funds	289,702	289,702	-	-
Total Investments in Securities:	$ 13,556,904	$ 12,991,822	$ 287,022	$ 278,060

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 219,094
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 45,831
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	54,687
Cost of Purchases	94,256
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 194,774
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 54,687
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 47,700
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,359)
Cost of Purchases	48,945
Proceeds of Sales	(10,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 83,286
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (3,359)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $10,561,288,000. Net unrealized appreciation aggregated $2,995,616,000, of which $3,746,010,000 related to appreciated investment securities and $750,394,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$278,060	Last transaction price	Transaction price	$2.26 - $77.46 / $24.61	Increase
		Market comparable	Discount rate	10.0% - 40.0% / 23.8%	Decrease
			EV/Sales multiple	1.6 - 12.3 / 4.5	Increase
			Premium rate	20.0%	Increase
			Discount for lack of marketability	15.0% - 30.0% / 20.6%	Decrease
		Replacement cost	Liquidation preference	$8.34	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2015

1.800347.111

REI-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)(k)	4,620	$ 7,128,013
FINANCIALS - 29.8%
Capital Markets - 0.5%
Ellington Financial LLC	1,114,700	22,427,764
Real Estate Investment Trusts - 28.6%
Acadia Realty Trust (SBI) (g)	3,700,949	114,359,324
AG Mortgage Investment Trust, Inc.	781,700	15,024,274
American Campus Communities, Inc.	134,100	5,382,774
American Realty Capital Properties, Inc.	785,434	7,092,469
American Tower Corp.	195,800	18,508,974
Annaly Capital Management, Inc.	1,456,900	14,670,983
Anworth Mortgage Asset Corp.	1,572,210	7,986,827
Apartment Investment & Management Co. Class A	1,159,500	43,747,935
Arbor Realty Trust, Inc. (g)	3,068,975	21,053,169
AvalonBay Communities, Inc.	144,000	23,664,960
Boardwalk (REIT)	136,200	6,859,107
CBL & Associates Properties, Inc.	2,180,373	39,268,518
Cedar Shopping Centers, Inc.	830,510	5,805,265
Chambers Street Properties	1,349,993	10,124,948
CYS Investments, Inc.	2,094,739	18,685,072
Douglas Emmett, Inc.	564,100	16,076,850
Dynex Capital, Inc.	2,039,943	16,319,544
EastGroup Properties, Inc.	136,900	7,830,680
Ellington Residential Mortgage REIT	260,000	4,258,800
Equity Lifestyle Properties, Inc.	2,607,460	137,726,022
Equity Residential (SBI)	190,900	14,099,874
Excel Trust, Inc.	2,133,328	33,813,249
Extra Space Storage, Inc.	309,500	20,405,335
First Potomac Realty Trust	1,381,615	14,810,913
Five Oaks Investment Corp.	479,100	5,078,460
Great Ajax Corp.	500,000	7,090,000
H&R REIT/H&R Finance Trust	375,100	7,197,319
Hatteras Financial Corp.	812,600	14,675,556
HCP, Inc.	94,600	3,811,434
Lexington Corporate Properties Trust	4,251,582	39,412,165
LTC Properties, Inc.	386,713	16,806,547
MFA Financial, Inc.	16,958,122	131,764,608
Mid-America Apartment Communities, Inc.	618,300	46,131,363
Monmouth Real Estate Investment Corp. Class A	950,073	9,814,254
National Retail Properties, Inc.	244,200	9,377,280
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Senior Investment Group, Inc.	1,532,243	$ 24,761,047
Newcastle Investment Corp.	1,840,830	9,811,624
NorthStar Realty Finance Corp.	166,600	3,125,416
Piedmont Office Realty Trust, Inc. Class A	256,200	4,478,376
Potlatch Corp.	509,300	18,798,263
Prologis, Inc.	307,387	12,356,957
Redwood Trust, Inc. (f)	137,600	2,365,344
Sabra Health Care REIT, Inc.	378,500	11,309,580
Select Income (REIT)	473,800	10,987,422
Senior Housing Properties Trust (SBI)	2,372,100	48,556,887
Simon Property Group, Inc.	126,100	22,885,889
Store Capital Corp.	342,700	7,196,700
Terreno Realty Corp.	1,728,064	36,773,202
The Macerich Co.	104,300	8,527,568
Two Harbors Investment Corp.	2,190,580	23,001,090
Ventas, Inc.	767,946	52,911,479
Washington REIT (SBI)	224,300	5,544,696
Weyerhaeuser Co.	704,500	22,198,795
WP Carey, Inc.	723,500	45,927,780
WP Glimcher, Inc.	1,050,163	15,752,445
		1,296,005,412
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	257,600	13,871,755
Kennedy-Wilson Holdings, Inc.	664,021	16,454,440
		30,326,195
TOTAL FINANCIALS		1,348,759,371
TOTAL COMMON STOCKS (Cost $1,190,705,399)		1,355,887,384
Preferred Stocks - 19.6%
	Shares	Value
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. Series D 7.00%	195,000	$ 5,633,667
Equity Commonwealth 6.50% (a)	31,237	757,810
Excel Trust, Inc. 7.00% (a)(h)	248,200	7,197,800
Health Care REIT, Inc. Series I, 6.50% (a)	46,800	2,990,810
Lexington Corporate Properties Trust Series C, 6.50% (a)	468,742	23,202,729
		39,782,816
Nonconvertible Preferred Stocks - 18.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	102,680	2,644,010
FINANCIALS - 18.7%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,526,422
Real Estate Investment Trusts - 18.4%
AG Mortgage Investment Trust, Inc.:
8.00%	532,287	13,333,789
8.25%	34,859	892,042
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,803,952
American Capital Agency Corp.:
8.00%	200,000	5,202,000
Series B, 7.75%	360,200	9,055,428
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,268,114
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	1
Series B, 9.25% (a)	124,100	1
American Homes 4 Rent:
Series A, 5.00%	484,521	12,403,738
Series B, 5.00%	243,230	6,236,417
Series C, 5.50%	751,050	19,166,796
American Realty Capital Properties, Inc. Series F, 6.70%	1,980,249	47,545,778
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,438,601
Series C, 7.625%	325,332	8,266,686
Series D, 7.50%	621,976	15,642,696
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,898,661
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,872,658
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	$ 6,926,045
Arbor Realty Trust, Inc.:
7.375% (g)	430,605	10,829,716
Series A, 8.25% (g)	189,089	4,727,225
Series B, 7.75% (g)	240,000	5,973,600
Series C, 8.50% (g)	100,000	2,570,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,683,086
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,204,140
Series E, 9.00%	140,751	3,728,494
Boston Properties, Inc. 5.25%	10,915	270,692
Brandywine Realty Trust Series E, 6.90%	95,000	2,460,500
Campus Crest Communities, Inc. Series A, 8.00%	500,380	11,964,086
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,034,003
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,481,700
Series E, 6.625%	222,063	5,662,607
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,349,528
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,099,966
Colony Financial, Inc.:
7.125%	304,400	7,451,712
Series A, 8.50%	283,920	7,501,166
Series B, 7.50%	86,932	2,216,766
Coresite Realty Corp. Series A, 7.25%	369,799	9,574,096
Corporate Office Properties Trust Series L, 7.375%	167,140	4,370,711
CubeSmart Series A, 7.75%	40,000	1,070,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,951,491
Series B, 7.50%	446,667	10,693,208
DDR Corp.:
Series J, 6.50%	340,721	8,702,014
Series K, 6.25%	228,888	5,854,955
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,651,546
Series G, 5.875%	145,444	3,556,106
Series H, 7.375%	50,000	1,359,000
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,815,952
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,189,438
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.: - continued
Series B, 7.625%	252,120	$ 6,184,504
Equity Commonwealth Series E, 7.25%	648,952	16,399,017
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,893,878
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,056,800
Excel Trust, Inc. Series B, 8.125%	457,180	11,635,231
First Potomac Realty Trust 7.75%	415,296	10,951,356
Five Oaks Investment Corp. Series A, 8.75%	100,000	2,538,000
General Growth Properties, Inc. Series A, 6.375%	166,463	4,178,221
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,003,352
Hatteras Financial Corp. Series A, 7.625%	522,361	12,714,267
Health Care REIT, Inc. Series J, 6.50%	81,600	2,109,360
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,188,604
Series C, 6.875%	50,000	1,275,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,053,048
Hudson Pacific Properties, Inc. 8.375%	394,069	10,253,675
Inland Real Estate Corp.:
Series A, 8.125%	466,000	12,325,700
Series B, 6.95%	245,000	6,308,750
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,060,115
Series B, 7.75%	659,942	16,260,971
Investors Real Estate Trust Series B, 7.95%	126,572	3,288,341
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,698,530
Series F, 7.80%	418,693	10,371,026
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,236,334
Series H, 6.375%	143,296	3,633,987
Kite Realty Group Trust 8.25%	96,100	2,508,210
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,633,029
Series I, 6.375%	354,698	8,973,859
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,139,500
Series B, 7.625%	31,240	709,148
MFA Financial, Inc.:
8.00%	538,930	13,872,058
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.: - continued
Series B, 7.50%	616,232	$ 15,405,800
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,079,200
Series B, 7.875%	95,000	2,539,350
National Retail Properties, Inc.:
5.70%	376,404	9,135,325
Series D, 6.625%	222,138	5,808,909
New York Mortgage Trust, Inc.:
7.875% (a)	148,800	3,666,432
Series B, 7.75%	239,697	5,963,661
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,708,155
Series C, 8.875%	277,101	7,351,490
Series D, 8.50%	233,915	6,123,895
Series E, 8.75%	366,972	9,735,767
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,654,320
Series B, 8.00%	185,085	4,895,498
Series C, 6.50%	204,321	5,159,105
Pennsylvania (REIT) 7.375%	100,510	2,615,270
Prologis, Inc. Series Q, 8.54%	94,446	6,079,961
PS Business Parks, Inc.:
Series R, 6.875%	116,903	2,997,393
Series S, 6.45%	93,809	2,424,025
Series T, 6.00%	198,899	5,010,266
Series U, 5.75%	600	14,838
Public Storage:
5.875%	50,000	1,281,250
6.375%	122,000	3,257,400
RAIT Financial Trust:
7.125%	336,786	8,412,914
7.625%	224,590	5,277,865
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,950,867
Series 7, 6.00%	176,250	4,406,250
Resource Capital Corp. 8.625%	156,870	3,629,972
Retail Properties America, Inc. 7.00%	394,411	10,534,718
Sabra Health Care REIT, Inc. Series A, 7.125%	298,123	7,992,678
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Saul Centers, Inc. Series C, 6.875%	315,478	$ 8,155,106
Senior Housing Properties Trust 5.625%	283,543	6,989,335
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,613,200
Series B, 6.625%	80,300	2,055,680
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,811,267
Series B, 7.875%	190,173	5,024,371
Series C, 7.125%	153,212	3,994,237
Sun Communities, Inc. Series A, 7.125%	375,000	9,956,250
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,437,660
Taubman Centers, Inc. Series K, 6.25%	157,322	4,018,004
Terreno Realty Corp. Series A, 7.75%	213,690	5,600,815
UMH Properties, Inc. Series A, 8.25%	600,000	15,780,000
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,129,600
Series F, 7.125%	210,000	5,512,500
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,256,284
Wells Fargo Real Estate Investment Corp. 6.375%	221,000	5,805,670
Winthrop Realty Trust 7.75%	360,000	9,108,000
WP Glimcher, Inc.:
6.875%	256,115	6,597,522
7.50%	198,527	5,131,923
		834,494,776
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,377,003
TOTAL FINANCIALS		847,398,201
TOTAL NONCONVERTIBLE PREFERRED STOCKS		850,042,211
TOTAL PREFERRED STOCKS (Cost $856,429,409)		889,825,027
Corporate Bonds - 20.9%
		Principal Amount (e)	Value
Convertible Bonds - 4.9%
FINANCIALS - 4.9%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (h)		$ 2,000,000	$ 2,070,000
Diversified Financial Services - 0.4%
RWT Holdings, Inc. 5.625% 11/15/19 (h)		16,320,000	16,173,936
Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,415,623
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		5,600,000	5,631,500
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,049,125
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,296,250
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		12,900,000	12,504,938
Colony Financial, Inc.:
3.875% 1/15/21		9,910,000	10,789,513
5% 4/15/23		9,000,000	10,265,625
PennyMac Corp. 5.375% 5/1/20		11,690,000	11,222,400
RAIT Financial Trust 4% 10/1/33		34,705,000	29,477,559
Redwood Trust, Inc. 4.625% 4/15/18		14,700,000	14,543,813
Resource Capital Corp.:
6% 12/1/18		3,490,000	3,212,981
8% 1/15/20		15,200,000	14,655,217
Spirit Realty Capital, Inc. 3.75% 5/15/21		2,400,000	2,377,500
Starwood Property Trust, Inc. 3.75% 10/15/17		3,230,000	3,359,200
Starwood Waypoint Residential 4.5% 10/15/17 (h)		1,965,000	2,032,547
			172,833,791
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (h)		33,140,000	31,938,675
TOTAL FINANCIALS			223,016,402
Nonconvertible Bonds - 16.0%
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	2,080,000
6.75% 6/1/19		5,875,000	6,087,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		4,000,000	4,220,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		$ 4,500,000	$ 4,500,000
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		2,000,000	2,032,400
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,023,272	10,340,982
			29,261,351
Household Durables - 4.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		12,145,000	11,477,025
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,620,000	2,711,700
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,691,713
D.R. Horton, Inc.:
4.375% 9/15/22		4,175,000	4,216,750
4.75% 5/15/17		2,000,000	2,087,500
5.75% 8/15/23		2,510,000	2,723,350
KB Home:
8% 3/15/20		8,465,000	9,353,825
9.1% 9/15/17		4,985,000	5,583,200
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,616,600
4.5% 6/15/19		1,830,000	1,884,900
4.5% 11/15/19		2,000,000	2,060,000
5.6% 5/31/15		6,000,000	6,019,200
6.5% 4/15/16		4,000,000	4,150,000
6.95% 6/1/18		14,280,000	15,743,700
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	27,097,200
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,051,750
7.15% 4/15/20		7,060,000	7,660,100
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,691,063
8.4% 5/15/17		5,420,000	6,056,850
Standard Pacific Corp.:
5.875% 11/15/24		3,250,000	3,371,875
7% 8/15/15		4,000,000	4,060,000
8.375% 5/15/18		27,853,000	31,996,134
10.75% 9/15/16		4,910,000	5,462,375
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		$ 4,100,000	$ 4,182,000
WCI Communities, Inc. 6.875% 8/15/21		1,845,000	1,900,350
William Lyon Homes, Inc.:
7% 8/15/22		4,180,000	4,357,650
8.5% 11/15/20		15,550,000	16,871,750
			198,078,560
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (h)		1,300,000	1,348,750
TOTAL CONSUMER DISCRETIONARY			228,688,661
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		602,053	668,279
FINANCIALS - 10.1%
Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,680,000	3,803,832
6% 8/1/20		6,000,000	6,308,700
			10,112,532
Real Estate Investment Trusts - 6.8%
American Campus Communities Operating Partnership LP 4.125% 7/1/24		2,000,000	2,074,666
American Tower Corp. 3.4% 2/15/19		1,000,000	1,036,397
ARC Properties Operating Partnership LP 4.6% 2/6/24		8,640,000	8,478,000
Camden Property Trust 5% 6/15/15		1,100,000	1,105,316
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,061,181
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		2,526,000	2,600,482
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,222,400
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		2,655,000	2,734,650
CubeSmart LP 4.8% 7/15/22		2,000,000	2,192,550
DDR Corp.:
5.5% 5/1/15		4,000,000	4,000,000
7.5% 4/1/17		6,000,000	6,643,230
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
7.5% 7/15/18		$ 8,756,000	$ 10,169,437
7.875% 9/1/20		4,637,000	5,746,662
9.625% 3/15/16		3,836,000	4,111,548
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,036,250
Equity One, Inc. 6.25% 1/15/17		3,000,000	3,216,405
Equity Residential 5.125% 3/15/16		7,201,000	7,467,538
HCP, Inc. 3.75% 2/1/16		10,000,000	10,204,450
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,221,109
6% 1/30/17		2,383,000	2,571,953
7.072% 6/8/15		1,500,000	1,508,598
Health Care REIT, Inc.:
3.625% 3/15/16		14,685,000	15,018,834
4.125% 4/1/19		2,000,000	2,136,592
6.2% 6/1/16		2,750,000	2,900,838
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,970,088
5.75% 1/15/21		3,095,000	3,493,085
6.5% 1/17/17		2,875,000	3,137,669
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,629,480
5.85% 3/15/17		2,800,000	3,016,857
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,386,021
5.625% 3/15/17		915,000	974,208
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	4,826,000
6.25% 8/15/16		9,675,000	10,008,913
6.25% 6/15/17		1,055,000	1,126,476
6.65% 1/15/18		4,246,000	4,593,917
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,869,275
4% 11/1/17		15,000,000	14,799,750
5% 7/1/19		15,000,000	14,943,750
5.85% 3/15/17		3,587,000	3,730,480
5.875% 3/15/16		27,070,000	27,814,425
7.125% 2/15/18		5,725,000	6,068,500
9% 6/1/17		9,175,000	10,092,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		$ 3,610,000	$ 3,898,800
6.875% 5/1/21		2,000,000	2,150,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,987,454
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,682,185
Omega Healthcare Investors, Inc.:
4.5% 4/1/27 (h)		2,462,000	2,411,160
4.95% 4/1/24		2,898,000	3,041,828
6.75% 10/15/22		2,115,000	2,217,070
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,140,000
Prologis LP 7.625% 7/1/17		4,690,000	5,208,691
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,415,294
Select Income (REIT) 4.5% 2/1/25		5,000,000	4,989,735
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,926,155
4.3% 1/15/16		5,000,000	5,065,680
4.75% 5/1/24		3,988,000	4,120,067
6.75% 4/15/20		13,624,000	15,458,839
6.75% 12/15/21		8,000,000	9,220,856
United Dominion Realty Trust, Inc. 5.25% 1/15/16		4,000,000	4,113,224
WP Carey, Inc. 4% 2/1/25		5,000,000	4,943,870
			306,931,388
Real Estate Management & Development - 2.8%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,046,790
CBRE Group, Inc.:
5% 3/15/23		6,020,000	6,260,800
5.25% 3/15/25		3,295,000	3,566,838
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,820,270
Excel Trust LP 4.625% 5/15/24		2,403,000	2,399,307
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (h)		16,365,000	16,037,700
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,211,902
Howard Hughes Corp. 6.875% 10/1/21 (h)		11,715,000	12,359,325
Hunt Companies, Inc. 9.625% 3/1/21 (h)		5,790,000	6,122,925
Kennedy-Wilson, Inc. 5.875% 4/1/24		7,640,000	7,736,264
Mid-America Apartments LP:
3.75% 6/15/24		1,663,000	1,691,835
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP: - continued
6.05% 9/1/16		$ 2,500,000	$ 2,649,953
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (h)		4,805,000	4,887,166
5.25% 12/1/21 (h)		6,620,000	6,768,950
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,559,672
5.875% 6/15/17		400,000	435,948
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		7,000,000	7,017,500
5.625% 3/1/24 (h)		2,270,000	2,244,463
Ventas Realty LP 1.55% 9/26/16		7,000,000	7,043,694
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	3,033,348
3.125% 11/30/15		13,807,000	13,984,268
4% 4/30/19		2,262,000	2,411,842
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,289,230
Weyerhaeuser Real Estate Co. 5.875% 6/15/24 (h)		3,890,000	3,836,513
			127,416,503
Thrifts & Mortgage Finance - 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,968,975
Ocwen Financial Corp. 6.625% 5/15/19 (h)		7,700,000	7,141,750
Wrightwood Capital LLC 1.9% 4/20/20 (d)		32,294	468,260
			12,578,985
TOTAL FINANCIALS			457,039,408
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,569,253
7.75% 2/15/19		10,410,000	10,813,388
			12,382,641
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,948,725
5.5% 2/1/21		12,305,000	13,074,063
			16,022,788
TOTAL HEALTH CARE			28,405,429
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,172,000
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,161,250
TOTAL NONCONVERTIBLE BONDS			721,135,027
TOTAL CORPORATE BONDS (Cost $909,227,897)			944,151,429
Asset-Backed Securities - 1.9%

American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		3,000,000	3,273,387
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		9,025,000	9,978,690
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (h)		1,999,310	2,091,474
Class F, 6.482% 4/17/52 (h)		2,000,000	2,067,914
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.6806% 3/20/50 (h)(i)		2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		795,079	820,601
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	420,553
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		433,968	414,873
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		6,586,455	6,443,140
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6266% 11/28/39 (h)(i)		$ 626,742	$ 63
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,654,992	1,633,653
Series 1997-3 Class M1, 7.53% 3/15/28		6,836,977	5,963,699
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,998,500
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,757,355
Series 2014-SFR1:
Class E, 3.423% 6/17/31 (h)(i)		10,000,000	10,076,849
Class F, 3.922% 6/17/31 (h)(i)		9,504,000	9,576,286
Series 2014-SFR3:
Class E, 4.68% 12/17/31 (h)(i)		4,336,000	4,477,898
Class F, 5.18% 12/17/31 (h)(i)		2,215,000	2,293,221
Series 2015-SFR2 Class E, 3.328% 6/17/32 (h)(i)		2,450,000	2,470,618
Series 2015-SRF1 Class F, 4.473% 3/17/32 (h)(i)		5,500,000	5,625,437
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		970,494	463,830
Merit Securities Corp. Series 13 Class M1, 7.8443% 12/28/33 (i)		1,923,000	2,032,826
Progress Residential Trust Series 2015-SFR1 Class E, 4.173% 2/17/32 (h)(i)		1,500,000	1,539,266
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.723% 1/17/32 (h)(i)		4,071,000	4,174,570
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9051% 2/5/36 (h)(i)		3,887,514	389
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (h)(i)		5,323,636	5,230,472
Class F, 2.2115% 11/21/40 (h)(i)		250,000	175,675
TOTAL ASSET-BACKED SECURITIES (Cost $88,165,753)			86,001,464
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.605% 7/25/33 (h)(i)		169,901	66,146
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		872,902	65,296
Series 2004-R1 Class 1B3, 0% 11/25/34 (h)(i)		741	5
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3652% 12/25/46 (h)(i)		4,500,000	5,019,242
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
FREMF Mortgage Trust: - continued
Series 2010-K7 Class B, 5.4436% 4/25/20 (h)(i)		$ 3,200,000	$ 3,611,549
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		998,091	1,029,097
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.125% 6/10/35 (h)(i)		127,269	135,230
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		10,176	9,857
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.675% 12/10/35 (h)(i)		145,500	39,596
Series 2004-A Class B7, 4.425% 2/10/36 (h)(i)		149,663	49,288
Series 2004-B Class B7, 4.175% 2/10/36 (h)(i)		185,593	129,629
TOTAL PRIVATE SPONSOR			10,154,935
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		98,078	27,934
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.0763% 2/25/42 (h)(i)		73,892	51,844
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.3994% 12/25/42 (i)(k)		151,926	20,774
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0825% 6/25/43 (h)(i)		114,640	68,696
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 2.9357% 10/25/42 (h)(i)		46,599	29,157
TOTAL U.S. GOVERNMENT AGENCY			198,405
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,977,151)			10,353,340
Commercial Mortgage Securities - 14.0%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,287,836
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.4305% 11/10/42 (i)		1,692,153	1,690,782
Series 2005-5 Class D, 5.2584% 10/10/45 (i)		4,000,000	4,021,084
Series 2005-6 Class AJ, 5.1785% 9/10/47 (i)		5,000,000	5,110,440
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4381% 3/11/39 (i)		5,700,000	5,819,690
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.575% 4/12/38 (h)(i)		$ 2,520,000	$ 2,651,239
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2156% 8/15/29 (h)(i)		2,500,000	2,377,338
Series 2014-CLMZ Class M, 5.9095% 8/15/29 (h)(i)		11,673,000	11,634,025
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9315% 8/15/26 (h)(i)		2,500,000	2,499,998
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.182% 11/15/19 (h)(i)		4,073,000	4,080,656
Class F, 2.7657% 11/15/19 (h)(i)		1,650,000	1,528,130
Series 2014-CMZA Class MZA, 6.1585% 11/15/19 (h)(i)		15,382,000	15,419,177
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.1745% 2/15/31 (h)(i)		5,769,000	5,769,000
Series 2015-SMRT Class F, 3.91% 4/10/18 (h)(i)		5,746,000	5,594,920
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (h)(i)		2,750,000	2,777,566
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		7,300,000	5,943,894
Series 2012-CR5 Class D, 4.3361% 12/10/45 (h)(i)		2,000,000	2,058,562
Series 2013-CR10 Class D, 4.9531% 8/10/46 (h)(i)		2,000,000	1,987,215
Series 2013-CR12 Class D, 5.0854% 10/10/46 (h)(i)		4,000,000	4,067,204
Series 2013-CR9 Class D, 4.2592% 7/10/45 (h)(i)		4,255,000	4,060,151
Series 2013-LC6 Class D, 4.2877% 1/10/46 (h)(i)		3,870,000	3,727,236
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (h)(i)		3,713,000	3,644,105
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,015,685	1,942,820
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,044,985
Series 2012-CR1:
Class C, 5.36% 5/15/45 (i)		1,000,000	1,120,061
Class D, 5.36% 5/15/45 (h)(i)		5,550,000	5,844,228
Series 2012-CR2:
Class D, 4.8579% 8/15/45 (h)(i)		4,500,000	4,790,327
Class E, 4.8579% 8/15/45 (h)(i)		6,000,000	6,111,540
Series 2012-LC4:
Class C, 5.6493% 12/10/44 (i)		2,000,000	2,269,686
Class D, 5.6493% 12/10/44 (h)(i)		8,000,000	8,679,664
Core Industrial Trust Series 2015-TEXW Class F, 3.848% 2/10/34 (h)		6,565,000	6,147,748
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		$ 1,272,062	$ 1,365,114
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		1,779,981	1,834,093
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (h)(i)		1,604,000	1,537,699
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.558% 11/10/46 (h)(i)		12,490,000	13,693,461
Class G, 4.652% 11/10/46 (h)		9,843,000	8,715,642
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	513,955
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5757% 12/25/43 (i)(j)		12,206,096	1,573,232
Series K012 Class X3, 2.2877% 1/25/41 (i)(j)		21,072,886	2,414,068
Series K013 Class X3, 2.8072% 1/25/43 (i)(j)		14,360,000	2,034,711
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,390,258
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (h)		4,107,000	3,916,105
Class FFX, 3.3822% 12/15/19 (h)		7,411,000	6,964,237
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (i)		591,780	630,980
GP Portfolio Trust Series 2014-GPP Class E, 4.026% 2/15/27 (h)(i)		2,823,000	2,811,811
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.7847% 7/10/38 (i)		7,851,639	8,112,730
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0384% 8/10/43 (h)(i)		4,000,000	4,403,264
Class E, 4% 8/10/43 (h)		3,770,000	3,468,083
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2227% 12/10/43 (h)(i)		3,000,000	3,199,932
Series 2011-GC5:
Class C, 5.3099% 8/10/44 (h)(i)		9,000,000	10,057,437
Class D, 5.3099% 8/10/44 (h)(i)		4,000,000	4,246,736
Class E, 5.3099% 8/10/44 (h)(i)		4,049,000	4,108,277
Class F, 4.5% 8/10/44 (h)		4,500,000	3,696,300
Series 2012-GC6:
Class C, 5.6372% 1/10/45 (h)(i)		3,600,000	4,081,577
Class D, 5.6372% 1/10/45 (h)(i)		2,000,000	2,121,479
Class E, 5% 1/10/45 (h)(i)		4,516,000	4,271,012
Series 2012-GCJ7:
Class C, 5.7235% 5/10/45 (i)		6,500,000	7,374,838
Class D, 5.7235% 5/10/45 (h)(i)		3,000,000	3,195,470
Class E, 5% 5/10/45 (h)		6,920,000	6,478,437
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GCJ9 Class D, 5.0156% 11/10/45 (h)(i)		$ 2,000,000	$ 2,025,144
Series 2013-GC16:
Class D, 5.4926% 11/10/46 (h)(i)		3,750,000	3,847,575
Class F, 3.5% 11/10/46 (h)		7,303,000	5,768,501
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4245% 7/15/29 (h)(i)		7,241,000	7,165,151
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		5,000,000	5,114,820
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,486,337
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6492% 1/12/37 (h)(i)		1,000,000	1,004,987
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(i)		3,000,000	3,637,950
Class D, 7.446% 12/5/27 (h)(i)		9,550,000	11,455,798
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,389,701
Series 2010-CNTR:
Class D, 6.1845% 8/5/32 (h)(i)		4,500,000	5,278,847
Class XB, 0.9312% 8/5/32 (h)(i)(j)		32,655,000	1,224,314
Series 2012-CBX:
Class C, 5.2403% 6/15/45 (i)		4,530,000	4,997,967
Class F, 4% 6/15/45 (h)		5,000,000	4,259,885
Class G 4% 6/15/45 (h)		4,044,000	3,136,219
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.1815% 4/15/18 (h)(i)		2,089,776	2,090,061
Series 2013-JWRZ Class E, 3.9215% 4/15/30 (h)(i)		3,400,000	3,400,137
Series 2014-FBLU Class E, 3.672% 12/15/28 (h)(i)		2,000,000	2,002,513
Series 2014-INN:
Class E, 3.782% 6/15/29 (h)(i)		9,607,000	9,597,143
Class F, 4.182% 6/15/29 (h)(i)		9,618,000	9,520,666
Series 2005-LDP5 Class AJ, 5.3479% 12/15/44 (i)		3,470,000	3,534,833
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,321,390
Series 2011-C5 Class C, 5.3234% 8/15/46 (h)(i)		6,525,375	7,290,208
Series 2013-LC11 Class D, 4.2402% 4/15/46 (i)		3,750,000	3,628,009
Series 2014-DSTY Class E, 3.8046% 6/10/27 (h)(i)		2,525,000	2,356,964
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (h)		1,037,574	964,228
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 5,458,452	$ 5,459,882
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,112,632
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,147,375
Series 2005-C1 Class E, 4.924% 2/15/40		3,137,494	3,140,029
Series 2006-C4:
Class A4, 5.8224% 6/15/38 (i)		4,765,462	4,947,903
Class AJ, 5.8424% 6/15/38 (i)		7,005,000	7,321,668
Class AM, 5.8424% 6/15/38 (i)		6,700,000	7,030,799
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4227% 6/25/43 (h)(i)		4,699,000	4,739,066
Series 2014-2:
Class D, 5.1359% 1/20/41 (h)(i)		3,000,000	2,889,792
Class E, 5.1359% 1/20/41 (h)(i)		4,800,000	4,002,312
Mach One Trust LLC Series 2004-1A Class H, 6.1436% 5/28/40 (h)(i)		2,795,616	2,823,573
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	585,387
Class G, 4.384% 7/12/37	CAD	355,000	292,169
Class H, 4.384% 7/12/37	CAD	236,000	193,884
Class J, 4.384% 7/12/37	CAD	355,000	291,129
Class K, 4.384% 7/12/37	CAD	355,000	290,614
Class L, 4.384% 7/12/37	CAD	236,000	192,857
Class M, 4.384% 7/12/37	CAD	995,000	804,141
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6587% 5/12/39 (i)		1,200,000	1,248,574
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C1 Class A, 4.836% 1/15/37 (h)		11,995	11,965
Series 2004-C1 Class IO, 8.4415% 1/15/37 (h)(i)(j)		390,588	24,920
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6617% 11/15/45 (h)(i)		2,000,000	2,092,530
Series 2013-C12 Class D, 4.7683% 10/15/46 (h)(i)		3,250,000	3,228,417
Series 2013-C13:
Class D, 4.8955% 11/15/46 (h)(i)		3,100,000	3,115,981
Class E, 4.8955% 11/15/46 (h)(i)		3,379,000	3,176,632
Series 2013-C7 Class E, 4.3017% 2/15/46 (h)(i)		1,000,000	877,111
Series 2013-C9 Class D, 4.1588% 5/15/46 (h)(i)		5,000,000	4,800,475
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,631,140
Series 2012-C4 Class E, 5.5256% 3/15/45 (h)(i)		5,630,000	5,954,924
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer: - continued
Series 1997-RR Class F, 7.4359% 4/30/39 (h)(i)		$ 840,727	$ 842,829
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,173	2,589,048
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		1,151,058	1,151,199
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,925,940
Series 2011-C1 Class C, 5.2515% 9/15/47 (h)(i)		4,000,000	4,463,282
Series 2011-C2:
Class D, 5.3042% 6/15/44 (h)(i)		4,610,000	5,029,860
Class E, 5.3042% 6/15/44 (h)(i)		9,600,000	10,286,746
Class F, 5.3042% 6/15/44 (h)(i)		4,440,000	4,308,798
Class XB, 0.4589% 6/15/44 (h)(i)(j)		63,708,222	1,735,221
Series 2011-C3:
Class C, 5.1833% 7/15/49 (h)(i)		2,000,000	2,223,954
Class D, 5.1833% 7/15/49 (h)(i)		7,400,000	8,046,146
Class G, 5.1833% 7/15/49 (h)(i)		3,283,000	3,008,298
Series 2012-C4 Class D, 5.5256% 3/15/45 (h)(i)		6,310,000	6,924,910
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (h)		3,278,000	3,285,031
Class F, 5% 2/5/30 (h)		10,728,000	10,455,573
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,404,349	5,775,863
SCG Trust Series 2013-SRP1 Class D, 3.5252% 11/15/26 (h)(i)		1,000,000	999,076
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5319% 8/15/39 (i)		2,080,000	2,101,863
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,966,573
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5431% 5/10/45 (h)(i)		3,235,000	3,383,849
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,036,830	2,032,410
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8883% 1/10/45 (h)(i)		3,000,000	3,532,023
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,970,360
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.1411% 1/15/41 (i)		5,177,000	5,319,523
Class E, 5.1911% 1/15/41 (i)		3,785,000	3,899,879
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7782% 10/15/45 (h)(i)		9,999,000	10,281,252
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		$ 4,000,000	$ 3,305,116
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,441,004
Class D, 5.5527% 3/15/44 (h)(i)		1,000,000	1,090,068
Class E, 5% 3/15/44 (h)		3,000,000	2,973,771
Series 2011-C5:
Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,819,904
Class G, 5.25% 11/15/44 (h)(i)		2,000,000	1,750,798
Series 2012-C10 Class E, 4.4581% 12/15/45 (h)(i)		4,090,000	3,695,536
Series 2012-C7:
Class D, 4.8452% 6/15/45 (h)(i)		2,380,000	2,531,149
Class F, 4.5% 6/15/45 (h)		2,000,000	1,847,120
Series 2013-C11:
Class D, 4.1817% 3/15/45 (h)(i)		5,830,000	5,726,360
Class E, 4.1817% 3/15/45 (h)(i)		4,780,000	4,112,722
Series 2013-C13 Class D, 4.1386% 5/15/45 (h)(i)		4,000,000	3,855,472
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.921% 11/15/29 (h)(i)		4,223,000	4,217,731
Class G, 3.2008% 11/15/29 (h)(i)		4,221,500	3,938,342
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $580,961,953)			633,684,073
Bank Loan Obligations - 7.4%

CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		13,271,702	12,691,065
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)		9,220,325	8,286,767
Cooper Hotel Group 12% 11/6/17		13,217,652	13,878,534
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (i)		2,150,000	2,163,438
Tranche B 1LN, term loan 3.5% 6/27/20 (i)		1,994,937	2,002,418
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		25,340,755	25,467,459
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		13,741,598	13,793,129
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		$ 8,135,467	$ 8,176,144
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (i)		2,272,825	2,295,553
			88,754,507
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		8,295,000	8,295,000
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		15,424,400	15,424,400
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		6,229,423	6,229,423
TOTAL CONSUMER DISCRETIONARY			118,703,330
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (i)		5,123,347	5,168,176
Tranche B 3LN, term loan 5% 8/25/19 (i)		8,485,000	8,538,031
			13,706,207
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,166,245	7,148,330
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,311,875
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)		4,249,350	4,329,025
			19,789,230
FINANCIALS - 1.8%
Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		10,850,448	10,796,196
Real Estate Management & Development - 1.1%
CityCenter 8.74% 7/10/15 (i)		3,015,790	3,015,790
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		$ 421,662	$ 417,445
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		44,133,985	44,299,487
			47,732,722
Thrifts & Mortgage Finance - 0.5%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		23,251,306	23,047,857
TOTAL FINANCIALS			81,576,775
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,084,775	2,095,198
Tranche F, term loan 3.4343% 12/31/18 (i)		2,000,000	2,012,500
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		14,218,748	14,414,255
			18,521,953
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		3,960,000	3,945,150
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (i)		9,900,000	10,011,870
			13,957,020
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (i)		11,389,279	11,517,408
TOTAL INDUSTRIALS			25,474,428
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)		9,052,268	9,055,346
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		13,890,038	13,890,038
			22,945,384
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - 0.8%
Electric Utilities - 0.5%
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (i)		$ 1,507,839	$ 1,522,917
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,324,861	7,315,704
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		3,371,252	3,388,109
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,084,622	6,099,834
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (i)		2,763,075	2,790,706
			21,117,270
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,975,000	1,987,344
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		11,544,950	11,025,427
			13,012,771
TOTAL UTILITIES			34,130,041
TOTAL BANK LOAN OBLIGATIONS (Cost $334,435,183)			334,847,348
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)		1,220,000	460,550
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)		500,000	250
TOTAL PREFERRED SECURITIES (Cost $1,297,768)			460,800
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	259,727,715	$ 259,727,715
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,284,900	2,284,900
TOTAL MONEY MARKET FUNDS (Cost $262,012,615)		262,012,615
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,233,213,128)		4,517,223,480
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,006,653
NET ASSETS - 100%		$ 4,524,230,133
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $757,070,410 or 16.7% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,176,722 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 84,991
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.3994% 12/25/42	3/25/03	$ 90,332
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,623
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 293,691
Fidelity Securities Lending Cash Central Fund	23,869
Total	$ 317,560
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 98,809,206	$ 6,057,602	$ -	$ 2,826,936	$ 114,359,324
Arbor Realty Trust, Inc.	21,697,653	-	-	1,196,900	21,053,169
Arbor Realty Trust, Inc. 7.375%	8,162,637	2,420,000	-	595,446	10,829,716
Arbor Realty Trust, Inc. Series A, 8.25%	4,727,225	-	-	292,497	4,727,225
Arbor Realty Trust, Inc. Series B, 7.75%	5,882,400	-	-	348,750	5,973,600
Arbor Realty Trust, Inc. Series C, 8.50%	2,525,000	-	-	159,375	2,570,000
Total	$ 141,804,121	$ 8,477,602	$ -	$ 5,419,904	$ 159,513,034
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,772,023	$ 2,644,010	$ -	$ 7,128,013
Financials	2,235,940,388	2,187,695,919	48,244,467	2
Corporate Bonds	944,151,429	-	943,683,169	468,260
Asset-Backed Securities	86,001,464	-	80,179,767	5,821,697
Collateralized Mortgage Obligations	10,353,340	-	9,804,975	548,365
Commercial Mortgage Securities	633,684,073	-	630,191,063	3,493,010
Bank Loan Obligations	334,847,348	-	315,372,141	19,475,207
Preferred Securities	460,800	-	-	460,800
Money Market Funds	262,012,615	262,012,615	-	-
Total Investments in Securities:	$ 4,517,223,480	$ 2,452,352,544	$ 2,027,475,582	$ 37,395,354
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Bank Loan Obligations
Beginning Balance	$ 47,410,682
Net Realized Gain (Loss) on Investment Securities	5,021
Net Unrealized Gain (Loss) on Investment Securities	(239,188)
Cost of Purchases	1,641,773
Proceeds of Sales	(29,882,335)
Amortization/Accretion	(107,174)
Transfers into Level 3	646,428
Transfers out of Level 3	-
Ending Balance	$ 19,475,207
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 104,880
Other Investments in Securities
Beginning Balance	$ 31,191,916
Net Realized Gain (Loss) on Investment Securities	(4,418,587)
Net Unrealized Gain (Loss) on Investment Securities	5,699,516
Cost of Purchases	117,103
Proceeds of Sales	(12,746,314)
Amortization/Accretion	451,676
Transfers into Level 3	919,343
Transfers out of Level 3	(3,294,506)
Ending Balance	$ 17,920,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (160,486)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $4,234,330,532. Net unrealized appreciation aggregated $282,892,948, of which $396,747,436 related to appreciated investment securities and $113,854,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Blue Chip Growth Fund

April 30, 2015

1.967990.101

XS1-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 0.1%
LEONI AG	11,700	$ 749,276
Magna International, Inc. Class A (sub. vtg.)	99,650	5,021,732
Remy International, Inc.	25,700	571,825
		6,342,833
Automobiles - 1.5%
Harley-Davidson, Inc.	140,700	7,908,747
Renault SA (d)	91,100	9,585,333
Tata Motors Ltd. sponsored ADR	101,000	4,160,190
Tesla Motors, Inc. (a)(d)	370,537	83,759,889
Toyota Motor Corp. sponsored ADR	16,800	2,335,536
		107,749,695
Diversified Consumer Services - 0.1%
2U, Inc. (a)	39,200	1,043,112
H&R Block, Inc.	112,200	3,392,928
Houghton Mifflin Harcourt Co. (a)	78,200	1,787,652
ServiceMaster Global Holdings, Inc.	117,300	4,053,888
		10,277,580
Hotels, Restaurants & Leisure - 5.0%
Buffalo Wild Wings, Inc. (a)	149,314	23,785,720
Cara Operations Ltd. (a)	16,700	436,013
Chipotle Mexican Grill, Inc. (a)	91,300	56,728,342
Dave & Buster's Entertainment, Inc.	17,000	535,840
Domino's Pizza, Inc.	154,600	16,673,610
Fiesta Restaurant Group, Inc. (a)	56,300	2,845,965
Habit Restaurants, Inc. Class A (d)	204,500	6,773,040
Hilton Worldwide Holdings, Inc. (a)	545,600	15,800,576
Hyatt Hotels Corp. Class A (a)	207,100	12,022,155
Las Vegas Sands Corp.	271,400	14,351,632
McDonald's Corp.	784,600	75,753,130
Panera Bread Co. Class A (a)	98,044	17,891,069
Papa John's International, Inc.	177,400	10,887,038
Penn National Gaming, Inc. (a)(d)	140,600	2,260,848
SeaWorld Entertainment, Inc.	35,500	752,600
Shangri-La Asia Ltd.	544,000	828,225
Six Flags Entertainment Corp.	78,700	3,700,474
Starbucks Corp.	1,956,120	96,984,430
Whitbread PLC	115,182	9,249,042
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wyndham Worldwide Corp.	8,400	$ 717,360
Zoe's Kitchen, Inc. (d)	132,400	4,055,412
		373,032,521
Household Durables - 1.8%
D.R. Horton, Inc.	505,200	12,832,080
GoPro, Inc. Class A (d)	659,300	33,017,744
Harman International Industries, Inc.	24,500	3,194,310
Jarden Corp. (a)	162,000	8,291,160
KB Home	227,400	3,295,026
Qingdao Haier Co. Ltd.	927,700	4,054,612
Sony Corp.	450,800	13,628,470
Sony Corp. sponsored ADR (d)	316,300	9,561,749
Tempur Sealy International, Inc. (a)	65,000	3,959,150
TRI Pointe Homes, Inc. (a)	427,000	6,097,560
Whirlpool Corp.	207,500	36,437,000
		134,368,861
Internet & Catalog Retail - 5.1%
Amazon.com, Inc. (a)	601,380	253,650,056
Ctrip.com International Ltd. sponsored ADR (a)	193,043	12,292,978
Etsy, Inc.	55,900	1,243,216
Groupon, Inc. Class A (a)(d)	3,048,793	21,097,648
MakeMyTrip Ltd. (a)	125,100	2,649,618
Netflix, Inc. (a)	36,778	20,466,957
Priceline Group, Inc. (a)	42,900	53,102,049
The Honest Co., Inc. (f)	71,609	2,173,333
Travelport Worldwide Ltd.	153,400	2,428,322
Vipshop Holdings Ltd. ADR (a)	409,850	11,594,657
Wayfair LLC Class A (d)	41,900	1,345,828
		382,044,662
Leisure Products - 0.0%
Mattel, Inc.	85,000	2,393,600
Vista Outdoor, Inc. (a)	11,900	520,744
		2,914,344
Media - 2.1%
Charter Communications, Inc. Class A (a)	7,900	1,477,774
Comcast Corp. Class A	134,200	7,751,392
DreamWorks Animation SKG, Inc. Class A (a)	60,200	1,568,812
Grupo Televisa SA de CV	555,300	4,041,507
Live Nation Entertainment, Inc. (a)	29,200	731,752
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Naspers Ltd. Class N	59,800	$ 9,405,283
Starz Series A (a)	82,400	3,240,792
The Walt Disney Co.	1,144,617	124,442,760
		152,660,072
Multiline Retail - 1.6%
B&M European Value Retail S.A.	967,553	4,478,392
Burlington Stores, Inc. (a)	102,900	5,306,553
Dollar Tree, Inc. (a)	185,100	14,143,491
Kohl's Corp.	90,000	6,448,500
Macy's, Inc.	421,600	27,248,008
Target Corp.	734,441	57,895,984
		115,520,928
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	5,100	729,300
Chow Tai Fook Jewellery Group Ltd.	665,600	807,251
Dick's Sporting Goods, Inc.	77,600	4,210,576
Five Below, Inc. (a)	288,200	9,718,104
H&M Hennes & Mauritz AB (B Shares) (d)	94,609	3,761,348
Home Depot, Inc.	1,233,600	131,970,528
Inditex SA	212,073	6,805,227
L Brands, Inc.	371,914	33,234,235
Michaels Companies, Inc.	206,400	5,337,504
Office Depot, Inc. (a)	163,000	1,502,860
Restoration Hardware Holdings, Inc. (a)(d)	811,818	69,954,357
Ross Stores, Inc.	283,938	28,075,789
Staples, Inc.	93,500	1,525,920
Tiffany & Co., Inc.	68,000	5,948,640
TJX Companies, Inc.	685,800	44,261,532
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	60,700	9,171,163
Williams-Sonoma, Inc.	41,700	3,066,201
		360,080,535
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	290,900	11,115,289
Columbia Sportswear Co.	282,000	17,681,400
G-III Apparel Group Ltd. (a)	25,300	2,812,854
Hanesbrands, Inc.	408,100	12,683,748
Kate Spade & Co. (a)	629,756	20,593,021
lululemon athletica, Inc. (a)	379,623	24,159,208
NIKE, Inc. Class B	333,000	32,913,720
PVH Corp.	106,300	10,986,105
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	238,900	$ 21,481,888
Under Armour, Inc. Class A (sub. vtg.) (a)	83,500	6,475,425
		160,902,658
TOTAL CONSUMER DISCRETIONARY		1,805,894,689
CONSUMER STAPLES - 9.1%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	144,800	17,381,792
Constellation Brands, Inc. Class A (sub. vtg.) (a)	87,700	10,167,938
Kweichow Moutai Co. Ltd.	114,100	4,639,750
Monster Beverage Corp. (a)	413,881	56,747,224
PepsiCo, Inc.	325,986	31,007,788
The Coca-Cola Co.	1,233,581	50,034,045
		169,978,537
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	307,700	44,016,485
CVS Health Corp.	663,400	65,868,986
Diplomat Pharmacy, Inc.	48,200	1,726,524
Kroger Co.	631,359	43,506,949
Rite Aid Corp. (a)	624,000	4,811,040
Sprouts Farmers Market LLC (a)	712,723	22,796,445
Tesco PLC	2,652,500	8,940,705
Wal-Mart de Mexico SA de CV Series V	573,100	1,353,744
Walgreens Boots Alliance, Inc.	58,400	4,843,112
Whole Foods Market, Inc.	265,460	12,678,370
		210,542,360
Food Products - 2.2%
Associated British Foods PLC	315,200	13,761,081
China Modern Dairy Holdings Ltd.	3,575,000	1,457,574
Edita Food Industries SAE GDR (a)(e)	48,500	764,881
Freshpet, Inc. (d)	153,000	3,317,040
Inner Mongoli Yili Industries Co. Ltd.	377,800	2,220,705
Keurig Green Mountain, Inc.	676,300	78,701,031
Mead Johnson Nutrition Co. Class A	309,500	29,687,240
Mondelez International, Inc.	243,300	9,335,421
Pinnacle Foods, Inc.	18,200	738,010
The Hain Celestial Group, Inc. (a)	248,400	14,963,616
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever PLC sponsored ADR	16,900	$ 740,558
WhiteWave Foods Co. (a)	179,729	7,902,684
		163,589,841
Household Products - 0.2%
Energizer Holdings, Inc.	113,500	15,506,370
Personal Products - 1.6%
AMOREPACIFIC Group, Inc.	2,791	4,223,645
Estee Lauder Companies, Inc. Class A	120,200	9,771,058
Herbalife Ltd. (a)	1,007,938	41,849,586
Nu Skin Enterprises, Inc. Class A (d)	1,098,083	62,096,594
		117,940,883
TOTAL CONSUMER STAPLES		677,557,991
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
C&J Energy Services Ltd. (a)	50,500	881,225
Carbo Ceramics, Inc.	48,100	2,127,463
U.S. Silica Holdings, Inc.	30,000	1,120,500
		4,129,188
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	216,978	20,417,630
Chesapeake Energy Corp. (d)	755,300	11,911,081
Cimarex Energy Co.	159,230	19,808,212
Continental Resources, Inc. (a)	308,364	16,229,197
Diamondback Energy, Inc. (a)	23,700	1,956,909
EOG Resources, Inc.	332,126	32,863,868
Newfield Exploration Co. (a)	23,700	929,988
PDC Energy, Inc. (a)	45,900	2,604,366
Pioneer Natural Resources Co.	156,900	27,109,182
Rice Energy, Inc. (a)	304,600	7,502,298
Rosetta Resources, Inc. (a)	304,100	6,942,603
SM Energy Co.	161,000	9,333,170
Whiting Petroleum Corp. (a)	464,700	17,616,777
		175,225,281
TOTAL ENERGY		179,354,469
Common Stocks - continued
	Shares	Value
FINANCIALS - 3.8%
Banks - 2.2%
Bank of America Corp.	2,328,300	$ 37,089,819
China CITIC Bank Corp. Ltd. (H Shares)	818,000	744,063
Citigroup, Inc.	771,489	41,135,793
HDFC Bank Ltd. sponsored ADR	243,400	13,834,856
ICICI Bank Ltd. sponsored ADR	1,087,000	11,880,910
JPMorgan Chase & Co.	878,172	55,553,161
Regions Financial Corp.	233,700	2,297,271
		162,535,873
Capital Markets - 1.2%
Ameriprise Financial, Inc.	69,762	8,739,783
BlackRock, Inc. Class A	65,500	23,838,070
Charles Schwab Corp.	263,700	8,042,850
Fairfax India Holdings Corp. (a)	427,900	5,173,311
Goldman Sachs Group, Inc.	8,400	1,649,928
Invesco Ltd.	230,392	9,542,837
Morgan Stanley	529,900	19,770,569
The Blackstone Group LP	300,100	12,292,096
		89,049,444
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	87,200	4,360,000
Synchrony Financial (d)	54,500	1,697,675
		6,057,675
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	31,400	3,275,020
Moody's Corp.	36,400	3,913,728
		7,188,748
Real Estate Investment Trusts - 0.2%
American Tower Corp.	39,000	3,686,670
Duke Realty LP	216,700	4,292,827
Extra Space Storage, Inc.	71,700	4,727,181
		12,706,678
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	108,195	5,129,525
TOTAL FINANCIALS		282,667,943
HEALTH CARE - 16.6%
Biotechnology - 10.1%
Acceleron Pharma, Inc. (a)	20,600	569,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aduro Biotech, Inc.	32,000	$ 812,800
Agios Pharmaceuticals, Inc. (a)	97,900	9,040,086
Alexion Pharmaceuticals, Inc. (a)	219,204	37,095,893
Alkermes PLC (a)	361,500	20,016,255
Alnylam Pharmaceuticals, Inc. (a)	339,100	34,544,117
Amgen, Inc.	418,998	66,163,974
Ascendis Pharma A/S	92,100	1,568,463
Avalanche Biotechnologies, Inc. (a)	30,600	974,916
BioCryst Pharmaceuticals, Inc. (a)	396,473	3,683,234
Biogen, Inc. (a)	376,100	140,635,073
BioMarin Pharmaceutical, Inc. (a)	117,400	13,154,670
bluebird bio, Inc. (a)	80,700	10,748,433
Calithera Biosciences, Inc.	121,000	1,211,210
Celgene Corp. (a)	650,800	70,325,448
Cellectis SA sponsored ADR	25,300	832,370
Chiasma, Inc. unit (f)	868,819	868,819
Cidara Therapeutics, Inc.	23,100	337,722
Coherus BioSciences, Inc.	81,600	1,776,432
Dicerna Pharmaceuticals, Inc. (a)	78,600	1,577,502
Dyax Corp. (a)	52,500	1,255,275
Esperion Therapeutics, Inc. (a)	15,900	1,512,567
Gilead Sciences, Inc. (a)	1,491,035	149,863,928
Incyte Corp. (a)	7,000	680,120
Intercept Pharmaceuticals, Inc. (a)	50,600	12,792,186
Intrexon Corp. (a)(d)	161,900	6,286,577
Ironwood Pharmaceuticals, Inc. Class A (a)	442,916	6,050,233
Isis Pharmaceuticals, Inc. (a)	57,900	3,284,088
Karyopharm Therapeutics, Inc. (a)	22,300	605,668
Keryx Biopharmaceuticals, Inc. (a)(d)	309,560	3,299,910
Kite Pharma, Inc.	37,300	1,879,174
KYTHERA Biopharmaceuticals, Inc. (a)	162,133	7,083,591
Medivation, Inc. (a)	15,800	1,907,692
Merrimack Pharmaceuticals, Inc. (a)	813,200	9,026,520
Neurocrine Biosciences, Inc. (a)	230,200	7,847,518
Novavax, Inc. (a)	166,600	1,287,818
Prothena Corp. PLC (a)	28,400	920,444
Puma Biotechnology, Inc. (a)	34,000	6,139,720
Receptos, Inc. (a)	14,400	2,121,696
Regeneron Pharmaceuticals, Inc. (a)	139,480	63,806,521
Retrophin, Inc. (a)	84,800	1,826,592
Sage Therapeutics, Inc.	9,100	482,300
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	81,000	$ 2,781,540
Spark Therapeutics, Inc.	7,700	440,979
Synageva BioPharma Corp. (a)	76,700	7,053,332
Ultragenyx Pharmaceutical, Inc. (a)	12,600	711,018
uniQure B.V. (a)	146,459	3,668,798
Versartis, Inc. (a)	77,300	1,320,284
Vertex Pharmaceuticals, Inc. (a)	176,800	21,795,904
ZIOPHARM Oncology, Inc. (a)(d)	392,000	3,453,520
		747,122,520
Health Care Equipment & Supplies - 0.8%
Abiomed, Inc. (a)	21,200	1,340,264
Boston Scientific Corp. (a)	1,141,700	20,345,094
Hologic, Inc. (a)	56,800	1,916,432
Intuitive Surgical, Inc. (a)	44,300	21,971,914
Medtronic PLC	102,425	7,625,541
Novadaq Technologies, Inc. (a)	199,299	2,154,422
St. Jude Medical, Inc.	21,400	1,499,070
Zeltiq Aesthetics, Inc. (a)	192,800	5,918,960
		62,771,697
Health Care Providers & Services - 0.7%
Aetna, Inc.	14,200	1,517,554
AmerisourceBergen Corp.	56,000	6,400,800
Cardinal Health, Inc.	116,400	9,817,176
Express Scripts Holding Co. (a)	17,600	1,520,640
HCA Holdings, Inc. (a)	312,550	23,131,826
McKesson Corp.	52,300	11,683,820
		54,071,816
Health Care Technology - 0.4%
athenahealth, Inc. (a)	36,700	4,501,622
Castlight Health, Inc. Class B (a)	252,000	1,897,560
Cerner Corp. (a)	264,000	18,957,840
Veeva Systems, Inc. Class A (a)(d)	77,500	2,057,625
		27,414,647
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	70,338	12,959,777
Lonza Group AG	16,678	2,358,103
		15,317,880
Pharmaceuticals - 4.4%
AbbVie, Inc.	203,800	13,177,708
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Achaogen, Inc. (a)	161,500	$ 902,785
Actavis PLC (a)	437,572	123,771,616
Akorn, Inc. (a)(d)	62,600	2,606,664
Bristol-Myers Squibb Co.	623,300	39,722,909
CSPC Pharmaceutical Group Ltd.	786,000	817,382
Dermira, Inc.	133,300	1,966,175
Endo Health Solutions, Inc. (a)	27,500	2,311,788
GW Pharmaceuticals PLC ADR (a)(d)	99,969	10,461,756
Jazz Pharmaceuticals PLC (a)	71,800	12,830,660
Mallinckrodt PLC (a)	76,700	8,680,906
Pacira Pharmaceuticals, Inc. (a)	44,786	3,066,945
Relypsa, Inc. (a)	45,300	1,310,529
Shire PLC sponsored ADR	101,400	24,691,914
Tetraphase Pharmaceuticals, Inc. (a)	91,800	3,238,704
Teva Pharmaceutical Industries Ltd. sponsored ADR	411,600	24,868,872
Valeant Pharmaceuticals International (Canada) (a)	236,600	51,306,803
ZS Pharma, Inc.	81,400	3,098,898
		328,833,014
TOTAL HEALTH CARE		1,235,531,574
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.5%
BAE Systems PLC	531,200	4,115,318
Honeywell International, Inc.	436,900	44,091,948
Huntington Ingalls Industries, Inc.	28,600	3,763,474
L-3 Communications Holdings, Inc.	36,100	4,148,251
The Boeing Co.	348,000	49,882,320
TransDigm Group, Inc.	6,800	1,442,484
United Technologies Corp.	12,900	1,467,375
		108,911,170
Air Freight & Logistics - 0.5%
FedEx Corp.	158,912	26,946,708
XPO Logistics, Inc. (a)(d)	194,700	9,442,950
		36,389,658
Airlines - 2.4%
American Airlines Group, Inc.	1,655,834	79,951,945
Delta Air Lines, Inc.	648,800	28,962,432
Southwest Airlines Co.	239,600	9,718,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	394,400	$ 27,004,568
United Continental Holdings, Inc. (a)	424,400	25,353,656
Virgin America, Inc. (d)	76,800	2,207,232
Wizz Air Holdings PLC	108,003	2,350,618
		175,548,627
Building Products - 0.3%
A.O. Smith Corp.	103,451	6,610,519
Caesarstone Sdot-Yam Ltd.	138,900	8,228,436
Continental Building Products, Inc. (a)	346,500	7,626,465
		22,465,420
Commercial Services & Supplies - 0.1%
Interface, Inc.	446,700	9,706,791
Stericycle, Inc. (a)	6,300	840,609
		10,547,400
Electrical Equipment - 0.3%
Acuity Brands, Inc.	49,400	8,247,330
SolarCity Corp. (a)(d)	265,426	15,938,831
		24,186,161
Industrial Conglomerates - 0.7%
Danaher Corp.	630,900	51,658,092
General Electric Co.	112,400	3,043,792
		54,701,884
Machinery - 0.2%
Deere & Co.	18,200	1,647,464
Ingersoll-Rand PLC	186,900	12,305,496
Middleby Corp. (a)	7,400	749,916
Rational AG	2,300	810,590
		15,513,466
Professional Services - 0.3%
Huron Consulting Group, Inc. (a)	74,399	4,510,067
Manpower, Inc.	175,400	14,966,882
Verisk Analytics, Inc. (a)	10,400	780,416
		20,257,365
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	70,400	13,422,389
J.B. Hunt Transport Services, Inc.	210,000	18,312,000
Union Pacific Corp.	236,300	25,102,149
		56,836,538
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Fastenal Co.	39,200	$ 1,670,704
HD Supply Holdings, Inc. (a)	576,500	19,024,500
United Rentals, Inc. (a)	35,700	3,447,906
		24,143,110
TOTAL INDUSTRIALS		549,500,799
INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (a)	75,297	11,122,873
QUALCOMM, Inc.	44,000	2,992,000
		14,114,873
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	42,300	2,815,065
Internet Software & Services - 11.6%
Akamai Technologies, Inc. (a)	184,136	13,585,554
Alibaba Group Holding Ltd. sponsored ADR	414,800	33,719,092
Cornerstone OnDemand, Inc. (a)	107,000	3,063,410
Facebook, Inc. Class A (a)	2,457,055	193,542,222
GoDaddy, Inc. (a)	34,400	862,408
Gogo, Inc. (a)(d)	529,600	11,195,744
Google, Inc.:
Class A (a)	425,613	233,563,646
Class C (a)	270,353	145,271,481
HomeAway, Inc. (a)	327,300	9,148,035
JUST EAT Ltd. (a)	582,100	4,081,959
LinkedIn Corp. Class A (a)	106,100	26,750,993
NAVER Corp.	11,011	6,644,772
New Relic, Inc.	8,700	282,663
Rackspace Hosting, Inc. (a)	935,695	50,433,961
Tencent Holdings Ltd.	1,172,200	24,192,896
Twitter, Inc. (a)	1,774,400	69,130,624
Yahoo!, Inc. (a)	809,233	34,445,003
		859,914,463
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	1,390,448	81,396,826
EOH Holdings Ltd.	78,500	1,065,693
MasterCard, Inc. Class A	1,052,300	94,927,983
Sabre Corp.	253,500	6,309,615
Total System Services, Inc.	65,800	2,603,048
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	343,300	$ 12,279,841
Visa, Inc. Class A	1,924,248	127,096,580
		325,679,586
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)(d)	856,200	1,935,012
Ambarella, Inc. (a)	229,100	16,758,665
Analog Devices, Inc.	986,588	61,010,602
Atmel Corp.	754,500	5,719,110
Avago Technologies Ltd.	116,600	13,628,208
Broadcom Corp. Class A	560,800	24,790,164
Cavium, Inc. (a)	350,055	22,680,063
Cirrus Logic, Inc. (a)	952,400	32,172,072
First Solar, Inc. (a)	384,720	22,956,242
Freescale Semiconductor, Inc. (a)	557,619	21,797,327
Micron Technology, Inc. (a)	55,200	1,552,776
Monolithic Power Systems, Inc.	96,056	4,978,582
NVIDIA Corp.	543,220	12,056,768
NXP Semiconductors NV (a)	1,127,369	108,362,708
Qorvo, Inc. (a)	177,887	11,724,532
SK Hynix, Inc.	18,175	778,729
Skyworks Solutions, Inc.	128,800	11,881,800
Sumco Corp.	73,100	1,102,947
		375,886,307
Software - 4.1%
Activision Blizzard, Inc.	2,441,228	55,696,617
Adobe Systems, Inc. (a)	343,920	26,158,555
Appirio, Inc. (f)	43,764	312,497
Citrix Systems, Inc. (a)	12,000	805,920
Electronic Arts, Inc. (a)	25,700	1,492,913
Intuit, Inc.	76,700	7,695,311
Mobileye NV (a)	89,300	4,005,998
Nintendo Co. Ltd.	85,500	14,355,458
Paycom Software, Inc.	23,700	749,157
Qlik Technologies, Inc. (a)	188,200	6,547,478
Red Hat, Inc. (a)	166,600	12,538,316
Salesforce.com, Inc. (a)	2,055,704	149,696,365
Splunk, Inc. (a)	39,500	2,620,628
Tableau Software, Inc. (a)	170,700	16,701,288
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Zendesk, Inc.	143,200	$ 3,302,192
Zynga, Inc. (a)	2,175,759	5,330,610
		308,009,303
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	3,835,434	480,004,567
Nimble Storage, Inc. (a)	253,200	6,193,272
Samsung Electronics Co. Ltd.	5,617	7,352,982
SanDisk Corp.	11,600	776,504
		494,327,325
TOTAL INFORMATION TECHNOLOGY		2,380,746,922
MATERIALS - 2.3%
Chemicals - 2.0%
Agrium, Inc.	49,800	5,159,552
Air Products & Chemicals, Inc.	25,000	3,585,750
Ashland, Inc.	56,700	7,164,612
CF Industries Holdings, Inc.	74,500	21,416,515
E.I. du Pont de Nemours & Co.	665,900	48,743,880
Monsanto Co.	414,600	47,247,816
Potash Corp. of Saskatchewan, Inc.	320,800	10,476,187
PPG Industries, Inc.	13,200	2,924,592
		146,718,904
Construction Materials - 0.0%
Eagle Materials, Inc.	27,300	2,276,547
Containers & Packaging - 0.2%
Sealed Air Corp.	282,000	12,859,200
Metals & Mining - 0.1%
Compass Minerals International, Inc.	34,300	3,029,719
Freeport-McMoRan, Inc.	286,400	6,664,528
		9,694,247
TOTAL MATERIALS		171,548,898
TOTAL COMMON STOCKS (Cost $5,808,667,749)		7,282,803,285
Preferred Stocks - 1.9%
	Shares	Value
Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (f)	167,087	$ 5,071,090
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (f)	1,527,120	4,348,169
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pronutria Biosciences, Inc. Series C (f)	248,015	2,499,991
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (f)	42,650	3,303,669
Professional Services - 0.1%
Meituan Corp. Series D (f)	790,926	5,852,852
TOTAL INDUSTRIALS		9,156,521
INFORMATION TECHNOLOGY - 1.6%
Internet Software & Services - 1.2%
Uber Technologies, Inc.:
Series D, 8.00% (f)	2,578,476	85,908,632
Series E, 8.00% (f)	47,420	1,579,921
		87,488,553
IT Services - 0.2%
AppNexus, Inc. Series E (f)	307,049	9,070,227
Nutanix, Inc. Series E (f)	230,044	3,462,162
		12,532,389
Software - 0.2%
Appirio, Inc. Series E (f)	306,351	2,187,499
Cloudflare, Inc. Series D (f)	289,335	1,698,396
Dataminr, Inc. Series D (f)	115,901	1,477,738
Snapchat, Inc. Series F (f)	247,231	7,594,936
Taboola.Com Ltd. Series E (f)	289,958	3,022,928
		15,981,497
TOTAL INFORMATION TECHNOLOGY		116,002,439
TOTAL CONVERTIBLE PREFERRED STOCKS		137,078,210
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (d)	16,100	$ 4,144,877
TOTAL PREFERRED STOCKS (Cost $90,126,139)		141,223,087
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.15% (b)	16,239,541	16,239,541
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	185,642,463	185,642,463
TOTAL MONEY MARKET FUNDS (Cost $201,882,004)		201,882,004
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $6,100,675,892)		7,625,908,376
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(195,565,638)
NET ASSETS - 100%		$ 7,430,342,738
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $764,881 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,432,859 or 1.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Appirio, Inc.	2/12/15	$ 312,497
Appirio, Inc. Series E	2/12/15	$ 2,187,499
AppNexus, Inc. Series E	8/1/14	$ 6,150,867
Chiasma, Inc. unit	2/26/15	$ 868,819
Cloudflare, Inc. Series D	11/5/14	$ 1,772,322
Dataminr, Inc. Series D	3/6/15	$ 1,477,738
Meituan Corp. Series D	1/26/15	$ 4,999,997
Nutanix, Inc. Series E	8/26/14	$ 3,081,784
Security	Acquisition Date	Acquisition Cost
Oportun Finance Corp. Series H	2/6/15	$ 4,348,169
Pronutria Biosciences, Inc. Series C	1/30/15	$ 2,499,991
Snapchat, Inc. Series F	3/25/15	$ 7,594,936
Space Exploration Technologies Corp. Series G	1/20/15	$ 3,303,669
Taboola.Com Ltd. Series E	12/22/14	$ 3,022,928
The Honest Co., Inc.	8/21/14	$ 1,937,546
The Honest Co., Inc. Series C	8/21/14	$ 4,520,923
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 1,579,919
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,429
Fidelity Securities Lending Cash Central Fund	2,387,225
Total	$ 2,409,654
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,815,110,656	$ 1,755,464,268	$ 52,401,965	$ 7,244,423
Consumer Staples	677,557,991	649,867,679	23,466,667	4,223,645
Energy	179,354,469	179,354,469	-	-
Financials	287,016,112	282,667,943	-	4,348,169
Health Care	1,238,031,565	1,232,304,652	2,358,103	3,368,810
Industrials	558,657,320	542,224,273	7,276,526	9,156,521
Information Technology	2,496,749,361	2,336,701,165	43,733,260	116,314,936
Materials	171,548,898	171,548,898	-	-
Money Market Funds	201,882,004	201,882,004	-	-
Total Investments in Securities:	$ 7,625,908,376	$ 7,352,015,351	$ 129,236,521	$ 144,656,504
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 40,000,027
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	49,134,418
Cost of Purchases	27,180,491
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 116,314,936
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 49,134,418
Investments in Securities:
Equities - Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	(2,272)
Net Unrealized Gain (Loss) on Investment Securities	2,850,388
Cost of Purchases	25,816,617
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,341,568
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 2,850,388

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,116,001,764. Net unrealized appreciation aggregated $1,509,906,612, of which $1,606,254,502 related to appreciated investment securities and $96,347,890 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$144,656,504	Last transaction price	Transaction price	$1.00 - $1,630,000 / $58,707.43	Increase
		Market comparable	Discount rate	10.0% - 15.0% / 13.4%	Decrease
			EV/Sales multiple	2.7 - 8.0 / 5.2	Increase
			EV/GMV multiple	0.4	Increase
			Premium rate	20.0%	Increase
			Discount for lack of marketability	20.0%	Decrease
			FCF yield	4.5%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

April 30, 2015

1.930459.103

SLE-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.6%
REITs - Apartments - 17.8%
American Campus Communities, Inc.	799,100	$ 32,075,874
AvalonBay Communities, Inc.	144,735	23,785,750
Camden Property Trust (SBI)	376,700	28,282,636
Equity Residential (SBI)	344,851	25,470,695
Essex Property Trust, Inc.	269,867	59,896,981
UDR, Inc.	1,230,000	40,307,100
TOTAL REITS - APARTMENTS		209,819,036
REITs - Diversified - 7.8%
Cousins Properties, Inc.	1,836,926	17,891,659
Digital Realty Trust, Inc.	443,300	28,109,653
Duke Realty LP	1,706,900	33,813,689
Vornado Realty Trust	114,000	11,797,860
TOTAL REITS - DIVERSIFIED		91,612,861
REITs - Health Care - 11.4%
HCP, Inc.	1,341,559	54,051,412
Health Care REIT, Inc.	219,149	15,783,111
Medical Properties Trust, Inc.	332,700	4,651,146
Sabra Health Care REIT, Inc.	423,600	12,657,168
Senior Housing Properties Trust (SBI)	694,300	14,212,321
Ventas, Inc.	472,237	32,537,129
TOTAL REITS - HEALTH CARE		133,892,287
REITs - Hotels - 6.5%
Ashford Hospitality Prime, Inc.	467,800	7,325,748
FelCor Lodging Trust, Inc.	2,816,069	31,286,527
Host Hotels & Resorts, Inc.	880,500	17,733,270
RLJ Lodging Trust	565,500	16,778,385
Sunstone Hotel Investors, Inc.	233,174	3,632,851
TOTAL REITS - HOTELS		76,756,781
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	6,700	353,894
Sun Communities, Inc.	307,155	19,062,039
TOTAL REITS - MANUFACTURED HOMES		19,415,933
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Property - 15.2%
Alexandria Real Estate Equities, Inc.	490,508	$ 45,313,129
Boston Properties, Inc.	533,649	70,607,099
Gramercy Property Trust, Inc.	241,300	6,597,142
New York (REIT), Inc.	702,500	6,940,700
Piedmont Office Realty Trust, Inc. Class A	17,681	309,064
SL Green Realty Corp.	398,032	48,703,196
TOTAL REITS - OFFICE PROPERTY		178,470,330
REITs - Regional Malls - 15.5%
General Growth Properties, Inc.	580,400	15,902,960
Simon Property Group, Inc.	645,823	117,210,415
Taubman Centers, Inc.	440,322	31,707,587
The Macerich Co.	212,000	17,333,120
TOTAL REITS - REGIONAL MALLS		182,154,082
REITs - Shopping Centers - 9.7%
Cedar Shopping Centers, Inc.	1,574,890	11,008,481
Federal Realty Investment Trust (SBI)	251,849	33,664,656
Inland Real Estate Corp.	142,558	1,466,922
Kite Realty Group Trust	683,250	17,901,150
Ramco-Gershenson Properties Trust (SBI)	338,300	5,913,484
Urban Edge Properties	1,184,050	26,795,052
WP Glimcher, Inc.	1,133,311	16,999,665
TOTAL REITS - SHOPPING CENTERS		113,749,410
REITs - Storage - 7.2%
Extra Space Storage, Inc.	664,900	43,836,857
Public Storage	217,487	40,867,982
TOTAL REITS - STORAGE		84,704,839
REITs - Warehouse/Industrial - 3.9%
DCT Industrial Trust, Inc.	799,475	26,414,654
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - continued
Prologis, Inc.	338,806	$ 13,620,001
Terreno Realty Corp.	304,500	6,479,760
TOTAL REITS - WAREHOUSE/INDUSTRIAL		46,514,415
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,137,089,974
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Real Estate Operating Companies - 2.4%
Forest City Enterprises, Inc. Class A (a)	1,198,742	28,482,110
TOTAL COMMON STOCKS (Cost $965,725,303)		1,165,572,084
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.15% (b) (Cost $15,503,881)	15,503,881	15,503,881
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $981,229,184)		1,181,075,965
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,044,060)
NET ASSETS - 100%		$ 1,177,031,905
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,884
Fidelity Securities Lending Cash Central Fund	50,420
Total	$ 62,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $982,240,522. Net unrealized appreciation aggregated $198,835,443, of which $218,017,137 related to appreciated investment securities and $19,181,694 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

April 30, 2015

1.924316.103

SRE-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.3%
	Shares	Value
FINANCIALS - 15.3%
Capital Markets - 0.1%
Ellington Financial LLC	56,200	$ 1,130,744
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	456,500	14,105,850
American Campus Communities, Inc.	12,300	493,722
American Realty Capital Properties, Inc.	85,800	774,774
American Tower Corp.	17,900	1,692,087
Annaly Capital Management, Inc.	113,700	1,144,959
Anworth Mortgage Asset Corp.	271,800	1,380,744
Apartment Investment & Management Co. Class A	104,800	3,954,104
Arbor Realty Trust, Inc.	124,900	856,814
AvalonBay Communities, Inc.	13,500	2,218,590
CBL & Associates Properties, Inc.	247,100	4,450,271
Cedar Shopping Centers, Inc.	41,700	291,483
Chambers Street Properties	129,600	972,000
Chartwell Retirement Residence (a)(c)	14,700	147,548
CYS Investments, Inc.	188,400	1,680,528
Douglas Emmett, Inc.	56,500	1,610,250
Dynex Capital, Inc.	228,300	1,826,400
EastGroup Properties, Inc.	12,300	703,560
Equity Lifestyle Properties, Inc.	301,700	15,935,781
Equity Residential (SBI)	17,100	1,263,006
Excel Trust, Inc.	218,800	3,467,980
Extra Space Storage, Inc.	23,600	1,555,948
First Potomac Realty Trust	120,400	1,290,688
Five Oaks Investment Corp.	15,700	166,420
Hatteras Financial Corp.	70,600	1,275,036
HCP, Inc.	9,600	386,784
Lexington Corporate Properties Trust	400,900	3,716,343
LTC Properties, Inc.	46,800	2,033,928
MFA Financial, Inc.	1,657,400	12,877,998
Mid-America Apartment Communities, Inc.	66,900	4,991,409
Monmouth Real Estate Investment Corp. Class A	78,100	806,773
National Retail Properties, Inc.	25,000	960,000
New Senior Investment Group, Inc.	144,199	2,330,256
Newcastle Investment Corp.	153,599	818,683
NorthStar Realty Finance Corp.	12,300	230,748
Piedmont Office Realty Trust, Inc. Class A	21,300	372,324
Potlatch Corp.	45,400	1,675,714
Prologis, Inc.	28,700	1,153,740
Redwood Trust, Inc.	13,000	223,470
Sabra Health Care REIT, Inc.	34,000	1,015,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Select Income (REIT)	42,500	$ 985,575
Senior Housing Properties Trust (SBI)	220,900	4,521,823
Simon Property Group, Inc.	10,800	1,960,092
Store Capital Corp.	28,400	596,400
Terreno Realty Corp.	181,061	3,852,978
The Macerich Co.	9,400	768,544
Two Harbors Investment Corp.	188,600	1,980,300
Ventas, Inc.	91,200	6,283,680
Washington REIT (SBI)	21,600	533,952
Weyerhaeuser Co.	66,100	2,082,811
WP Carey, Inc.	67,200	4,265,856
WP Glimcher, Inc.	99,050	1,485,750
		126,170,394
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	1,853,544
TOTAL COMMON STOCKS (Cost $105,129,727)		129,154,682
Preferred Stocks - 25.2%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Excel Trust, Inc. 7.00% (a)(c)	24,300	704,700
Health Care REIT, Inc. Series I, 6.50% (a)	16,200	1,035,280
Lexington Corporate Properties Trust Series C, 6.50% (a)	67,619	3,347,141
Weyerhaeuser Co. Series A, 6.375%	32,000	1,716,000
		6,803,121
Nonconvertible Preferred Stocks - 24.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Red Lion Hotels Capital Trust 9.50%	70,959	1,827,194
FINANCIALS - 24.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	781,894
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 23.9%
AG Mortgage Investment Trust, Inc.:
8.00%	117,104	$ 2,933,455
8.25%	300	7,677
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	625,706
American Capital Agency Corp.:
8.00%	120,000	3,121,200
Series B, 7.75%	16,000	402,240
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	834,451
American Homes 4 Rent:
Series A, 5.00%	226,401	5,795,866
Series B, 5.00%	87,460	2,242,474
Series C, 5.50%	72,734	1,856,172
American Realty Capital Properties, Inc. Series F, 6.70%	253,683	6,090,929
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,831,147
Series C, 7.625%	24,839	631,159
Series D, 7.50%	83,513	2,100,352
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,561,188
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,624,602
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,217,110
Arbor Realty Trust, Inc.:
7.375%	20,000	503,000
Series A, 8.25%	41,922	1,048,050
Series B, 7.75%	40,000	995,600
Series C, 8.50%	15,000	385,500
Armour Residential REIT, Inc. Series B, 7.875%	25,701	616,053
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,324,785
Series E, 9.00%	35,948	952,263
Brandywine Realty Trust Series E, 6.90%	21,000	543,900
Campus Crest Communities, Inc. Series A, 8.00%	105,569	2,524,155
Capstead Mortgage Corp. Series E, 7.50%	37,016	917,997
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,734,432
Series E, 6.625%	45,505	1,160,378
Cedar Shopping Centers, Inc. Series B, 7.25%	109,018	2,822,476
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,703,304
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colony Financial, Inc.:
7.125%	50,500	$ 1,236,240
Series A, 8.50%	77,829	2,056,242
Coresite Realty Corp. Series A, 7.25%	42,600	1,102,914
Corporate Office Properties Trust Series L, 7.375%	136,869	3,579,124
CubeSmart Series A, 7.75%	40,000	1,070,000
CYS Investments, Inc.:
Series A, 7.75%	10,014	250,851
Series B, 7.50%	63,333	1,516,192
DDR Corp.:
Series J, 6.50%	70,181	1,792,423
Series K, 6.25%	25,489	652,009
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,033,054
Series F, 6.625%	20,000	528,600
Series G, 5.875%	28,270	691,202
Series H, 7.375%	10,000	271,800
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,900,299
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,438,645
Series B, 7.625%	47,335	1,161,128
Equity Commonwealth Series E, 7.25%	200,160	5,058,043
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,776,601
Essex Property Trust, Inc. Series H, 7.125%	8,100	214,002
Excel Trust, Inc. Series B, 8.125%	360,000	9,162,000
First Potomac Realty Trust 7.75%	107,746	2,841,262
Five Oaks Investment Corp. Series A, 8.75%	40,000	1,015,200
General Growth Properties, Inc. Series A, 6.375%	34,690	870,719
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,751,648
Hatteras Financial Corp. Series A, 7.625%	89,188	2,170,836
Health Care REIT, Inc. Series J, 6.50%	33,400	863,390
Hersha Hospitality Trust Series B, 8.00%	18,928	487,775
Hospitality Properties Trust Series D, 7.125%	40,200	1,037,562
Hudson Pacific Properties, Inc. 8.375%	84,787	2,206,158
Inland Real Estate Corp.:
Series A, 8.125%	207,500	5,488,375
Series B, 6.95%	46,000	1,184,500
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	748,046
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Invesco Mortgage Capital, Inc.: - continued
Series B, 7.75%	101,314	$ 2,496,377
Investors Real Estate Trust Series B, 7.95%	33,428	868,459
iStar Financial, Inc.:
Series E, 7.875%	24,583	612,117
Series F, 7.80%	128,864	3,191,961
Series G, 7.65%	84,000	2,049,600
Kilroy Realty Corp.:
Series G, 6.875%	20,300	536,732
Series H, 6.375%	31,704	804,013
Kite Realty Group Trust 8.25%	4,100	107,010
LaSalle Hotel Properties:
Series H, 7.50%	37,192	956,206
Series I, 6.375%	47,339	1,197,677
LBA Realty Fund II Series B, 7.625%	118,900	2,699,030
MFA Financial, Inc.:
8.00%	108,747	2,799,148
Series B, 7.50%	188,749	4,718,725
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	801,900
National Retail Properties, Inc.:
5.70%	46,124	1,119,429
Series D, 6.625%	46,667	1,220,342
New York Mortgage Trust, Inc.:
7.875% (a)	53,000	1,305,920
Series B, 7.75%	70,013	1,741,923
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	412,252
Series C, 8.875%	105,295	2,793,476
Series D, 8.50%	44,213	1,157,496
Series E, 8.75%	70,920	1,881,508
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	3,077,340
Series B, 8.00%	37,400	989,230
Series C, 6.50%	71,026	1,793,407
Pennsylvania (REIT) 7.375%	55,408	1,441,716
Prologis, Inc. Series Q, 8.54%	15,800	1,017,125
PS Business Parks, Inc.:
Series R, 6.875%	1,100	28,204
Series S, 6.45%	5,665	146,384
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.: - continued
Series T, 6.00%	26,000	$ 654,940
Series U, 5.75%	102,483	2,534,405
Public Storage 6.375%	24,000	640,800
RAIT Financial Trust:
7.125%	62,863	1,570,318
7.625%	46,080	1,082,880
Regency Centers Corp.:
Series 6, 6.625%	31,239	808,465
Series 7, 6.00%	32,000	800,000
Retail Properties America, Inc. 7.00%	83,617	2,233,410
Sabra Health Care REIT, Inc. Series A, 7.125%	80,000	2,144,800
Saul Centers, Inc. Series C, 6.875%	69,596	1,799,057
Senior Housing Properties Trust 5.625%	42,353	1,044,001
Stag Industrial, Inc. Series A, 9.00%	280,000	7,613,200
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,785,435
Sun Communities, Inc. Series A, 7.125%	59,000	1,566,450
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	872,884
Taubman Centers, Inc. Series K, 6.25%	19,561	499,588
Terreno Realty Corp. Series A, 7.75%	81,048	2,124,268
UMH Properties, Inc. Series A, 8.25%	96,000	2,524,800
Urstadt Biddle Properties, Inc.:
6.75%	33,500	864,635
Series F, 7.125%	30,000	787,500
Weingarten Realty Investors (SBI) Series F, 6.50%	26,708	673,576
Wells Fargo Real Estate Investment Corp. 6.375%	37,000	971,990
Winthrop Realty Trust 7.75%	60,000	1,518,000
WP Glimcher, Inc.:
6.875%	3,183	81,994
7.50%	53,575	1,384,914
		201,811,478
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	$ 1,434,157
TOTAL FINANCIALS		204,027,529
TOTAL NONCONVERTIBLE PREFERRED STOCKS		205,854,723
TOTAL PREFERRED STOCKS (Cost $201,757,549)		212,657,844
Corporate Bonds - 25.4%
	Principal Amount
Convertible Bonds - 5.6%
FINANCIALS - 5.6%
Consumer Finance - 0.4%
Zais Financial Partners LP 8% 11/15/16 (c)	$ 3,000,000	3,105,000
Diversified Financial Services - 0.4%
RWT Holdings, Inc. 5.625% 11/15/19 (c)	3,090,000	3,062,345
Real Estate Investment Trusts - 4.1%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,694,181
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,186,638
Ares Commercial Real Estate Corp. 7% 12/15/15	2,300,000	2,354,625
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	8,486,250
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (c)	3,000,000	2,908,125
Colony Financial, Inc. 3.875% 1/15/21	1,090,000	1,186,738
PennyMac Corp. 5.375% 5/1/20	1,810,000	1,737,600
RAIT Financial Trust 4% 10/1/33	5,530,000	4,697,044
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,176,625
Resource Capital Corp.:
6% 12/1/18	690,000	635,231
8% 1/15/20	1,500,000	1,446,239
Spirit Realty Capital, Inc. 3.75% 5/15/21	500,000	495,313
Starwood Property Trust, Inc. 3.75% 10/15/17	650,000	676,000
Starwood Waypoint Residential 4.5% 10/15/17 (c)	390,000	403,406
		35,084,015
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (c)	$ 6,370,000	$ 6,139,088
TOTAL FINANCIALS		47,390,448
Nonconvertible Bonds - 19.8%
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 1.0%
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,424,844
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,640,525
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	2,250,000	2,250,000
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,499,995	3,222,178
		8,537,547
Household Durables - 5.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (c)	2,100,000	1,984,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	850,000	879,750
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)	395,000	413,763
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	833,250
5.75% 8/15/23	490,000	531,650
6.5% 4/15/16	811,000	845,468
KB Home:
8% 3/15/20	2,395,000	2,646,475
9.1% 9/15/17	1,185,000	1,327,200
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,241,350
4.5% 6/15/19	400,000	412,000
5.6% 5/31/15	1,216,000	1,219,891
6.95% 6/1/18	1,720,000	1,896,300
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,034,560
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,145,350
7.15% 4/15/20	1,940,000	2,104,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
6.625% 5/1/20	$ 445,000	$ 483,938
8.4% 5/15/17	1,446,000	1,615,905
Standard Pacific Corp.:
5.875% 11/15/24	630,000	653,625
8.375% 5/15/18	7,732,000	8,882,135
10.75% 9/15/16	1,914,000	2,129,325
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)	760,000	775,200
William Lyon Homes, Inc.:
7% 8/15/22	820,000	854,850
8.5% 11/15/20	4,320,000	4,687,200
		45,598,585
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (c)	240,000	249,000
TOTAL CONSUMER DISCRETIONARY		54,385,132
FINANCIALS - 11.8%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	847,593
6% 8/1/20	3,500,000	3,680,075
		4,527,668
Real Estate Investment Trusts - 8.7%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,037,333
American Tower Corp. 3.4% 2/15/19	2,000,000	2,072,794
ARC Properties Operating Partnership LP 4.6% 2/6/24	305,000	299,281
Camden Property Trust 5% 6/15/15	1,135,000	1,140,485
CBL & Associates LP 5.25% 12/1/23	2,000,000	2,122,362
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	917,000	944,039
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,583,400
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	540,000	556,200
CubeSmart LP 4.8% 7/15/22	1,000,000	1,096,275
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,110,726
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
7.5% 7/15/18	$ 2,407,000	$ 2,795,550
9.625% 3/15/16	2,254,000	2,415,909
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,072,500
Equity One, Inc.:
6% 9/15/16	811,000	858,155
6.25% 1/15/17	811,000	869,501
Health Care Property Investors, Inc.:
6.3% 9/15/16	3,850,000	4,110,341
7.072% 6/8/15	405,000	407,321
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,068,296
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	790,661
6.5% 1/17/17	506,000	552,230
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	398,498
5.85% 3/15/17	2,593,000	2,793,825
Hospitality Properties Trust:
5% 8/15/22	823,000	877,147
5.625% 3/15/17	1,248,000	1,328,756
6.7% 1/15/18	811,000	887,762
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,138,052
iStar Financial, Inc.:
3.875% 7/1/16	525,000	527,625
4% 11/1/17	2,500,000	2,466,625
5% 7/1/19	2,500,000	2,490,625
5.85% 3/15/17	825,000	858,000
5.875% 3/15/16	6,800,000	6,987,000
7.125% 2/15/18	1,010,000	1,070,600
9% 6/1/17	2,430,000	2,673,000
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,557,903
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,819,800
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,808,974
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,543,309
Omega Healthcare Investors, Inc.:
4.5% 4/1/27 (c)	455,000	445,604
4.95% 4/1/24	627,000	658,118
Potlatch Corp. 7.5% 11/1/19	811,000	924,540
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis LP 7.625% 7/1/17	$ 1,268,000	$ 1,408,234
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	979,402
Senior Housing Properties Trust:
4.75% 5/1/24	849,000	877,115
6.75% 4/15/20	576,000	653,574
6.75% 12/15/21	2,000,000	2,305,214
United Dominion Realty Trust, Inc. 5.25% 1/15/16	811,000	833,956
		73,216,617
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP 6% 4/1/16	811,000	845,278
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,274,000
5.25% 3/15/25	625,000	676,563
Excel Trust LP 4.625% 5/15/24	501,000	500,230
First Industrial LP 5.75% 1/15/16	811,000	835,774
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (c)	1,130,000	1,107,400
Host Hotels & Resorts LP 6% 10/1/21	485,000	557,630
Howard Hughes Corp. 6.875% 10/1/21 (c)	1,615,000	1,703,825
Hunt Companies, Inc. 9.625% 3/1/21 (c)	1,210,000	1,279,575
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,530,000	1,549,278
Mid-America Apartments LP:
3.75% 6/15/24	337,000	342,843
6.05% 9/1/16	1,216,000	1,288,937
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (c)	1,005,000	1,022,186
5.25% 12/1/21 (c)	1,280,000	1,308,800
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,286,524
5.875% 6/15/17	486,000	529,677
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	495,000	489,431
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	552,000	559,087
4% 4/30/19	597,000	636,547
		19,793,585
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (c)	$ 1,025,000	$ 1,071,125
Ocwen Financial Corp. 6.625% 5/15/19 (c)	1,080,000	1,001,700
		2,072,825
TOTAL FINANCIALS		99,610,695
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	295,000	337,905
7.75% 2/15/19	1,835,000	1,906,106
		2,244,011
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,692,500
5.5% 2/1/21	4,450,000	4,728,125
		8,420,625
TOTAL HEALTH CARE		10,664,636
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	816,400
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,662,749
TOTAL NONCONVERTIBLE BONDS		167,139,612
TOTAL CORPORATE BONDS (Cost $204,232,152)		214,530,060
Asset-Backed Securities - 1.6%
	Principal Amount	Value
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (c)	$ 1,740,000	$ 1,923,869
Series 2015-SFR1 Class E, 5.639% 4/17/52 (c)	367,586	384,531
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,151,798
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,704,080
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,128,017	1,103,473
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (c)(d)	1,750,000	1,757,355
Series 2014-SFR1 Class F, 3.922% 6/17/31 (c)(d)	756,000	761,750
Series 2014-SFR3:
Class E, 4.68% 12/17/31 (c)(d)	842,000	869,555
Class F, 5.18% 12/17/31 (c)(d)	426,000	441,044
Series 2015-SFR2 Class E, 3.328% 6/17/32 (c)(d)	450,000	453,787
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,264,742	1,560,323
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	212,363	153,456
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.723% 1/17/32 (c)(d)	780,000	799,844
TOTAL ASSET-BACKED SECURITIES (Cost $12,475,775)		13,064,865
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3652% 12/25/46 (c)(d)	811,000	904,579
Series 2010-K7 Class B, 5.4436% 4/25/20 (c)(d)	2,605,000	2,940,026
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (c)	113,687	117,219
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,394,795)		3,961,824
Commercial Mortgage Securities - 19.9%

Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (c)(d)	2,000,000	1,994,136
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4305% 11/10/42 (d)	555,385	554,936
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4381% 3/11/39 (d)	$ 2,432,000	$ 2,483,068
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2156% 8/15/29 (c)(d)	500,000	475,468
Series 2014-CLMZ Class M, 5.9095% 8/15/29 (c)(d)	2,327,000	2,319,230
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9315% 8/15/26 (c)(d)	1,500,000	1,499,999
Carefree Portfolio Trust floater:
Series 2014-CARE Class E, 4.182% 11/15/19 (c)(d)	777,000	778,460
Series 2014-CMZA Class MZA, 6.1585% 11/15/19 (c)(d)	2,569,000	2,575,209
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.91% 4/10/18 (c)(d)	1,063,000	1,035,051
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (c)	1,621,000	1,726,216
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (c)(d)	2,000,000	2,020,048
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (c)	2,000,000	1,628,464
Series 2013-CR10 Class D, 4.9531% 8/10/46 (c)(d)	1,300,000	1,291,690
Series 2013-CR12 Class D, 5.0854% 10/10/46 (c)(d)	2,900,000	2,948,723
Series 2013-CR9 Class D, 4.2592% 7/10/45 (c)(d)	2,397,000	2,287,234
Series 2013-LC6 Class D, 4.2877% 1/10/46 (c)(d)	1,912,000	1,841,466
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (c)(d)	537,000	527,036
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.4739% 5/10/43 (c)(d)	2,000,000	2,035,898
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (c)	1,343,790	1,295,213
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (d)	2,000,000	2,017,994
Series 2012-CR1:
Class C, 5.36% 5/15/45 (d)	3,000,000	3,360,183
Class D, 5.36% 5/15/45 (c)(d)	1,350,000	1,421,569
Series 2012-CR2 Class D, 4.8579% 8/15/45 (c)(d)	500,000	532,259
Series 2012-LC4:
Class C, 5.6493% 12/10/44 (d)	780,000	885,178
Class D, 5.6493% 12/10/44 (c)(d)	2,830,000	3,070,431
Core Industrial Trust Series 2015-TEXW Class F, 3.848% 2/10/34 (c)	1,212,000	1,134,969
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (c)	481,188	495,816
Commercial Mortgage Securities - continued
	Principal Amount	Value
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (c)(d)	$ 296,000	$ 283,765
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.558% 11/10/46 (c)(d)	2,450,000	2,686,067
Class G, 4.652% 11/10/46 (c)	2,157,000	1,909,950
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (c)	2,000,000	2,055,820
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5757% 12/25/43 (d)(e)	4,947,000	637,614
Series K012 Class X3, 2.2877% 1/25/41 (d)(e)	2,846,999	326,147
Series K013 Class X3, 2.8072% 1/25/43 (d)(e)	4,806,000	680,977
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (c)	754,000	718,954
Class FFX, 3.3822% 12/15/19 (c)	1,355,000	1,273,315
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (d)	118,475	118,698
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)	518,873	553,243
GP Portfolio Trust Series 2014-GPP Class E, 4.026% 2/15/27 (c)(d)	615,000	612,563
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2227% 12/10/43 (c)(d)	2,000,000	2,133,288
Series 2012-GC6:
Class C, 5.6372% 1/10/45 (c)(d)	2,400,000	2,721,051
Class D, 5.6372% 1/10/45 (c)(d)	1,286,000	1,364,111
Class E, 5% 1/10/45 (c)(d)	831,000	785,919
Series 2012-GCJ7:
Class C, 5.7235% 5/10/45 (d)	3,500,000	3,971,067
Class D, 5.7235% 5/10/45 (c)(d)	2,500,000	2,662,892
Class E, 5% 5/10/45 (c)	1,760,000	1,647,695
Series 2012-GCJ9 Class D, 5.0156% 11/10/45 (c)(d)	843,000	853,598
Series 2013-GC16:
Class D, 5.4926% 11/10/46 (c)(d)	3,250,000	3,334,565
Class F, 3.5% 11/10/46 (c)	1,428,000	1,127,950
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4245% 7/15/29 (c)(d)	639,000	632,306
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (c)(d)	4,250,000	4,347,597
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (c)(d)	1,500,000	1,486,337
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6492% 1/12/37 (c)(d)	756,000	759,770
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST Class D, 7.446% 12/5/27 (c)(d)	$ 2,779,000	$ 3,333,577
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (c)	2,620,000	2,733,446
Series 2010-CNTR Class D, 6.1845% 8/5/32 (c)(d)	1,216,000	1,426,462
Series 2012-CBX:
Class C, 5.2403% 6/15/45 (d)	1,240,000	1,368,097
Class G 4% 6/15/45 (c)	805,000	624,297
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWRZ Class E, 3.9215% 4/15/30 (c)(d)	1,280,000	1,280,052
Series 2014-FBLU Class E, 3.672% 12/15/28 (c)(d)	2,000,000	2,002,513
Series 2014-INN:
Class E, 3.782% 6/15/29 (c)(d)	1,059,000	1,057,913
Class F, 4.182% 6/15/29 (c)(d)	1,255,000	1,242,299
Series 2005-LDP2 Class C, 4.911% 7/15/42 (d)	4,000,000	4,018,220
Series 2011-C4 Class E, 5.4149% 7/15/46 (c)(d)	1,390,000	1,516,444
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	3,924,808	3,925,837
Series 2005-C7 Class AJ, 5.323% 11/15/40 (d)	1,240,000	1,257,458
Series 2005-C1 Class E, 4.924% 2/15/40	784,374	785,007
Series 2006-C4 Class AJ, 5.8424% 6/15/38 (d)	2,511,000	2,624,512
LSTAR Commercial Mortgage Trust Series 2011-1 Class D, 5.4227% 6/25/43 (c)(d)	1,564,000	1,577,336
Mach One Trust LLC Series 2004-1A Class H, 6.1436% 5/28/40 (c)(d)	531,561	536,876
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6617% 11/15/45 (c)(d)	2,000,000	2,092,530
Series 2013-C12 Class D, 4.7683% 10/15/46 (c)(d)	1,500,000	1,490,039
Series 2013-C13:
Class D, 4.8955% 11/15/46 (c)(d)	2,500,000	2,512,888
Class E, 4.8955% 11/15/46 (c)(d)	621,000	583,808
Series 2013-C7 Class E, 4.3017% 2/15/46 (c)(d)	1,490,000	1,306,895
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	3,967,166
Series 2012-C4 Class E, 5.5256% 3/15/45 (c)(d)	2,250,000	2,379,854
Series 1997-RR Class F, 7.4359% 4/30/39 (c)(d)	179,008	179,455
Series 1998-CF1 Class G, 7.35% 7/15/32 (c)	1,799,550	1,764,704
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,426,120
Series 2011-C1 Class C, 5.2515% 9/15/47 (c)(d)	2,000,000	2,231,641
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class D, 5.3042% 6/15/44 (c)(d)	$ 1,532,000	$ 1,671,528
Class E, 5.3042% 6/15/44 (c)(d)	1,946,000	2,085,209
Class F, 5.3042% 6/15/44 (c)(d)	1,467,000	1,423,650
Class XB, 0.4589% 6/15/44 (c)(d)(e)	51,641,000	1,406,546
Series 2011-C3:
Class C, 5.1833% 7/15/49 (c)(d)	2,000,000	2,223,954
Class G, 5.1833% 7/15/49 (c)(d)	606,000	555,294
Series 2012-C4 Class D, 5.5256% 3/15/45 (c)(d)	1,640,000	1,799,818
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (c)	594,000	595,274
Class F, 5% 2/5/30 (c)	1,975,000	1,924,847
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	1,209,728	1,586,437
SCG Trust Series 2013-SRP1 Class D, 3.5252% 11/15/26 (c)(d)	1,000,000	999,076
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)	2,026,000	2,090,148
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5431% 5/10/45 (c)(d)	645,000	674,678
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (c)(d)	1,460,000	1,446,648
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (c)	2,100,000	2,331,859
Class D, 5.5527% 3/15/44 (c)(d)	1,000,000	1,090,068
Series 2011-C5:
Class C, 5.6355% 11/15/44 (c)(d)	1,250,000	1,422,946
Class F, 5.25% 11/15/44 (c)(d)	2,000,000	1,879,936
Class G, 5.25% 11/15/44 (c)(d)	1,000,000	875,399
Series 2012-C10 Class E, 4.4581% 12/15/45 (c)(d)	910,000	822,234
Series 2012-C7 Class D, 4.8452% 6/15/45 (c)(d)	620,000	659,375
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.921% 11/15/29 (c)(d)	777,000	776,030
Class G, 3.2008% 11/15/29 (c)(d)	777,000	724,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $151,423,548)		168,232,486
Bank Loan Obligations - 6.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	$ 3,209,375	$ 3,068,965
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	1,543,338	1,387,075
Cooper Hotel Group 12% 11/6/17	2,313,089	2,428,744
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)	405,000	407,531
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (d)	3,801,389	3,820,396
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	2,119,809	2,127,758
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)	238,186	239,377
		13,479,846
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	1,705,000	1,705,000
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	2,596,374	2,596,374
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (d)	1,329,400	1,329,400
TOTAL CONSUMER DISCRETIONARY		19,110,620
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (d)	1,275,000	1,282,969
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)	842,888	858,692
FINANCIALS - 1.6%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (d)	2,456,140	2,443,860
Bank Loan Obligations - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	$ 76,268	$ 75,506
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	6,876,249	6,902,035
		6,977,541
Thrifts & Mortgage Finance - 0.5%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	4,000,722	3,965,716
TOTAL FINANCIALS		13,387,117
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (d)	282,211	283,622
Tranche F, term loan 3.4343% 12/31/18 (d)	1,000,000	1,006,250
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)	2,091,280	2,120,035
		3,409,907
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (d)	1,980,000	2,002,374
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	3,066,582	3,101,081
TOTAL INDUSTRIALS		5,103,455
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (d)	1,941,576	1,942,236
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (d)	2,396,888	2,396,888
		4,339,124
Bank Loan Obligations - continued
	Principal Amount	Value
UTILITIES - 0.9%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (d)	$ 987,474	$ 986,240
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	987,038	991,973
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	1,704,130	1,708,391
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)	533,663	538,999
		4,225,603
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (d)	1,975,000	1,987,344
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	1,299,950	1,241,452
		3,228,796
TOTAL UTILITIES		7,454,399
TOTAL BANK LOAN OBLIGATIONS (Cost $54,622,426)		54,946,283
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $44,276,694)	44,276,694	44,276,694
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $777,312,666)		840,824,738
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,786,857
NET ASSETS - 100%		$ 843,611,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,048,772 or 20.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,309
Fidelity Securities Lending Cash Central Fund	834
Total	$ 30,143
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,827,194	$ 1,827,194	$ -	$ -
Financials	339,985,332	332,165,086	7,820,246	-
Corporate Bonds	214,530,060	-	214,530,060	-
Asset-Backed Securities	13,064,865	-	13,064,865	-
Collateralized Mortgage Obligations	3,961,824	-	3,961,824	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 168,232,486	$ -	$ 168,053,031	$ 179,455
Bank Loan Obligations	54,946,283	-	52,034,502	2,911,781
Money Market Funds	44,276,694	44,276,694	-	-
Total Investments in Securities:	$ 840,824,738	$ 378,268,974	$ 459,464,528	$ 3,091,236
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Other Investments in Securities
Beginning Balance	$ 2,707,064
Net Realized Gain (Loss) on Investment Securities	(1,031,665)
Net Unrealized Gain (Loss) on Investment Securities	1,075,237
Cost of Purchases	-
Proceeds of Sales	(1,270,495)
Amortization/Accretion	(32,704)
Transfers into Level 3	195,746
Transfers out of Level 3	(1,463,728)
Ending Balance	$ 179,455
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (16,872)
Bank Loan Obligations
Beginning Balance	$ 12,296,701
Net Realized Gain (Loss) on Investment Securities	891
Net Unrealized Gain (Loss) on Investment Securities	(127,906)
Cost of Purchases	305,330
Proceeds of Sales	(9,660,279)
Amortization/Accretion	(19,879)
Transfers into Level 3	116,923
Transfers out of Level 3	-
Ending Balance	$ 2,911,781
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 19,551

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $777,340,762. Net unrealized appreciation aggregated $63,483,976, of which $71,639,539 related to appreciated investment securities and $8,155,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

April 30, 2015

1.847958.108

SMO-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.0%
Cooper Tire & Rubber Co.	650,080	$ 27,621,899
Standard Motor Products, Inc.	446,634	16,882,765
Tenneco, Inc. (a)	839,086	49,044,577
Visteon Corp. (a)	173,400	17,582,760
		111,132,001
Diversified Consumer Services - 0.6%
Service Corp. International	1,269,400	35,136,992
Hotels, Restaurants & Leisure - 2.8%
Bloomin' Brands, Inc.	1,362,116	30,865,549
Brinker International, Inc.	509,400	28,205,478
Buffalo Wild Wings, Inc. (a)	188,300	29,996,190
Domino's Pizza, Inc.	153,900	16,598,115
Life Time Fitness, Inc. (a)	267,720	19,141,980
Texas Roadhouse, Inc. Class A	996,043	33,467,045
		158,274,357
Household Durables - 1.0%
Ethan Allen Interiors, Inc. (d)	1,087,235	26,332,832
Jarden Corp. (a)	621,322	31,799,260
		58,132,092
Leisure Products - 0.7%
Brunswick Corp.	784,900	39,276,396
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	1,400,058	29,317,215
Nexstar Broadcasting Group, Inc. Class A	686,017	40,104,554
		69,421,769
Multiline Retail - 0.6%
Dillard's, Inc. Class A	237,344	31,232,097
Specialty Retail - 2.3%
Chico's FAS, Inc.	1,308,629	22,063,485
Genesco, Inc. (a)	359,125	24,273,259
GNC Holdings, Inc.	711,900	30,647,295
Murphy U.S.A., Inc. (a)	385,100	25,158,583
Zumiez, Inc. (a)	771,282	24,457,352
		126,599,974
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	363,700	26,913,800
Fossil Group, Inc. (a)	319,100	26,798,018
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	374,587	$ 41,646,583
Steven Madden Ltd. (a)	932,639	36,391,574
		131,749,975
TOTAL CONSUMER DISCRETIONARY		760,955,653
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	88,055	9,950,215
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	354,550	29,136,919
Food Products - 1.5%
Aryzta AG	221,470	14,944,160
Greencore Group PLC	4,912,009	26,655,416
Ingredion, Inc.	205,900	16,348,460
J&J Snack Foods Corp.	226,650	23,646,395
		81,594,431
Personal Products - 0.7%
Coty, Inc. Class A	712,800	17,043,048
Inter Parfums, Inc.	757,600	22,864,368
		39,907,416
TOTAL CONSUMER STAPLES		160,588,981
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	450,826	15,048,572
Bristow Group, Inc.	498,400	30,965,592
Total Energy Services, Inc.	1,245,470	15,897,421
		61,911,585
Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipeline Partners, LP	1,135,695	19,886,019
Diamondback Energy, Inc. (a)	478,400	39,501,488
Newfield Exploration Co. (a)	916,810	35,975,624
Stone Energy Corp. (a)	1,620,746	27,666,134
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	150,585	$ 10,251,827
Western Refining, Inc.	600,212	26,439,339
		159,720,431
TOTAL ENERGY		221,632,016
FINANCIALS - 22.7%
Banks - 9.4%
Associated Banc-Corp.	3,053,213	57,430,937
BancFirst Corp.	484,778	27,981,386
Bank of the Ozarks, Inc.	2,011,974	77,984,110
Banner Bank (e)	1,290,071	58,337,011
BBCN Bancorp, Inc.	3,045,910	43,221,463
City National Corp.	283,011	26,376,625
Huntington Bancshares, Inc.	6,552,500	71,160,150
Investors Bancorp, Inc.	3,718,700	44,029,408
MB Financial, Inc.	1,737,200	52,341,836
PacWest Bancorp	1,488,188	67,117,279
		525,980,205
Capital Markets - 3.4%
AURELIUS AG	857,135	41,099,475
OM Asset Management Ltd.	2,415,724	46,768,417
Raymond James Financial, Inc.	712,800	40,294,584
Waddell & Reed Financial, Inc. Class A	1,319,741	65,089,626
		193,252,102
Insurance - 3.0%
Allied World Assurance Co.	1,332,913	54,836,041
Aspen Insurance Holdings Ltd.	760,690	35,547,044
Primerica, Inc.	890,205	41,145,275
StanCorp Financial Group, Inc.	475,977	34,308,422
		165,836,782
Real Estate Investment Trusts - 6.1%
Cousins Properties, Inc.	4,763,820	46,399,607
Equity Lifestyle Properties, Inc.	846,500	44,712,130
Home Properties, Inc.	833,390	61,304,168
Kite Realty Group Trust	1,481,298	38,810,008
Mid-America Apartment Communities, Inc.	742,400	55,390,464
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	1,234,541	$ 47,406,374
Ramco-Gershenson Properties Trust (SBI)	2,795,450	48,864,466
		342,887,217
Thrifts & Mortgage Finance - 0.8%
WSFS Financial Corp. (e)	658,551	46,869,075
TOTAL FINANCIALS		1,274,825,381
HEALTH CARE - 14.3%
Biotechnology - 8.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	676,927	23,130,596
Agios Pharmaceuticals, Inc. (a)(d)	230,563	21,290,187
Anacor Pharmaceuticals, Inc. (a)	289,100	15,232,679
BioCryst Pharmaceuticals, Inc. (a)(d)	1,756,250	16,315,563
BioMarin Pharmaceutical, Inc. (a)	150,244	16,834,840
bluebird bio, Inc. (a)	179,412	23,895,884
Celldex Therapeutics, Inc. (a)(d)	848,841	20,372,184
Cellectis SA sponsored ADR	327,909	10,788,206
Chimerix, Inc. (a)	579,918	19,717,212
Curis, Inc. (a)	5,119,405	13,156,871
Dyax Corp. (a)	1,182,915	28,283,498
Genocea Biosciences, Inc. (a)	340,743	3,489,208
Insmed, Inc. (a)	1,197,635	24,000,605
Intercept Pharmaceuticals, Inc. (a)	86,398	21,842,278
Isis Pharmaceuticals, Inc. (a)	614,972	34,881,212
La Jolla Pharmaceutical Co. (a)	468,100	8,898,581
Mirati Therapeutics, Inc. (a)(d)	758,969	21,091,749
Neurocrine Biosciences, Inc. (a)	813,782	27,741,828
Novavax, Inc. (a)	3,129,962	24,194,606
Otonomy, Inc.	484,100	12,702,784
Puma Biotechnology, Inc. (a)	155,000	27,989,900
Spark Therapeutics, Inc. (d)	176,400	10,102,428
Synageva BioPharma Corp. (a)(d)	213,897	19,669,968
TESARO, Inc. (a)(d)	409,500	22,305,465
Ultragenyx Pharmaceutical, Inc. (a)	320,500	18,085,815
		486,014,147
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (d)	271,181	17,355,584
Integra LifeSciences Holdings Corp. (a)	313,668	18,437,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NxStage Medical, Inc. (a)	948,600	$ 17,387,838
Sirona Dental Systems, Inc. (a)	221,800	20,571,950
Steris Corp.	393,497	26,167,551
Teleflex, Inc.	190,700	23,448,472
		123,368,800
Health Care Providers & Services - 1.8%
Omnicare, Inc.	293,800	25,848,524
Surgical Care Affiliates, Inc. (a)	855,336	32,246,167
Team Health Holdings, Inc. (a)	548,800	32,692,016
Wellcare Health Plans, Inc. (a)	102,900	7,967,547
		98,754,254
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	1,196,366	22,683,099
Fluidigm Corp. (a)(d)	475,527	17,813,241
		40,496,340
Pharmaceuticals - 0.9%
Prestige Brands Holdings, Inc. (a)	537,354	21,091,145
Theravance, Inc. (d)	1,126,649	18,308,046
ZS Pharma, Inc.	351,800	13,393,026
		52,792,217
TOTAL HEALTH CARE		801,425,758
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
Moog, Inc. Class A (a)	428,617	29,951,756
Teledyne Technologies, Inc. (a)	497,134	52,184,156
		82,135,912
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	1,102,563	43,992,264
Airlines - 0.9%
JetBlue Airways Corp. (a)(d)	2,510,500	51,540,565
Commercial Services & Supplies - 1.1%
Deluxe Corp.	519,900	33,663,525
West Corp.	999,300	30,928,335
		64,591,860
Construction & Engineering - 0.7%
EMCOR Group, Inc.	936,800	41,809,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
OSRAM Licht AG	520,226	$ 27,407,517
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	350,200	33,794,300
Machinery - 3.5%
Allison Transmission Holdings, Inc.	1,071,071	32,860,458
Kornit Digital Ltd. (a)	1,391,400	20,731,860
KUKA AG (d)	423,100	30,057,606
Navistar International Corp. (a)(d)	717,453	21,494,892
TriMas Corp. (a)	1,132,244	31,895,313
Valmont Industries, Inc.	263,500	33,206,270
Wabtec Corp.	284,450	26,752,523
		196,998,922
Professional Services - 1.8%
Dun & Bradstreet Corp.	287,906	36,756,959
Huron Consulting Group, Inc. (a)	423,731	25,686,573
Stantec, Inc.	1,407,000	38,005,910
		100,449,442
Trading Companies & Distributors - 1.7%
Kaman Corp.	713,880	29,775,935
Titan Machinery, Inc. (a)(d)(e)	1,585,619	23,229,318
Watsco, Inc.	354,200	42,606,718
		95,611,971
TOTAL INDUSTRIALS		738,332,137
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.2%
F5 Networks, Inc. (a)	269,300	32,859,986
Finisar Corp. (a)(d)	1,568,600	31,889,638
Ixia (a)	2,735,869	32,775,711
Radware Ltd. (a)	1,088,587	25,766,854
		123,292,189
Electronic Equipment & Components - 1.3%
CDW Corp.	1,113,200	42,657,824
Trimble Navigation Ltd. (a)	1,169,200	29,732,756
		72,390,580
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	2,692,001	33,380,812
EarthLink Holdings Corp.	1,636,395	7,740,148
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	1,217,847	$ 20,703,399
Pandora Media, Inc. (a)(d)	910,600	16,245,104
Rackspace Hosting, Inc. (a)	417,417	22,498,776
SciQuest, Inc. (a)	717,144	11,022,503
Stamps.com, Inc. (a)	355,104	21,977,387
Web.com Group, Inc. (a)	1,129,741	20,753,342
Zillow Group, Inc. (a)(d)	156,600	15,290,424
		169,611,895
IT Services - 3.9%
Datalink Corp. (a)(e)	1,674,740	19,359,994
ExlService Holdings, Inc. (a)	1,200,699	41,340,067
Global Payments, Inc.	675,300	67,719,084
Maximus, Inc.	871,000	55,752,710
WEX, Inc. (a)	313,800	35,368,398
		219,540,253
Semiconductors & Semiconductor Equipment - 2.5%
Intersil Corp. Class A	1,686,800	22,518,780
Monolithic Power Systems, Inc.	612,670	31,754,686
PMC-Sierra, Inc. (a)	1,679,300	14,156,499
Qorvo, Inc. (a)	872,050	57,476,816
Semtech Corp. (a)	606,900	14,134,701
		140,041,482
Software - 3.4%
BroadSoft, Inc. (a)	679,309	21,493,337
CommVault Systems, Inc. (a)	603,077	27,590,773
Interactive Intelligence Group, Inc. (a)(d)	407,900	17,939,442
Parametric Technology Corp. (a)	944,626	36,216,961
Pegasystems, Inc.	592,600	12,764,604
Rovi Corp. (a)(d)	845,559	15,651,297
Synchronoss Technologies, Inc. (a)(d)	949,714	43,572,878
Tangoe, Inc. (a)	1,274,400	17,433,792
		192,663,084
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	661,525	27,605,438
Nimble Storage, Inc. (a)(d)	778,300	19,037,218
Quantum Corp. (a)	11,950,411	24,020,326
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Silicon Graphics International Corp. (a)(d)(e)	2,187,649	$ 17,741,833
Super Micro Computer, Inc. (a)	398,369	11,461,076
		99,865,891
TOTAL INFORMATION TECHNOLOGY		1,017,405,374
MATERIALS - 4.7%
Chemicals - 2.8%
Axiall Corp.	839,446	34,249,397
PolyOne Corp.	1,067,001	41,666,389
Sensient Technologies Corp.	479,000	31,307,440
Tronox Ltd. Class A	2,370,544	49,662,897
		156,886,123
Containers & Packaging - 1.1%
Avery Dennison Corp.	311,500	17,316,285
Berry Plastics Group, Inc. (a)	1,268,660	43,413,545
		60,729,830
Metals & Mining - 0.8%
Coeur d'Alene Mines Corp. (a)(d)	1,157,000	6,039,540
Compass Minerals International, Inc.	396,600	35,031,678
Steel Dynamics, Inc.	367,200	8,126,136
		49,197,354
TOTAL MATERIALS		266,813,307
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	562,654	4,911,969
Cogent Communications Group, Inc.	363,200	12,708,368
FairPoint Communications, Inc. (a)	145,900	2,877,148
Lumos Networks Corp.	141,000	1,993,740
Towerstream Corp. (a)(d)(e)	5,386,878	10,773,756
		33,264,981
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	365,200	6,292,396
TOTAL TELECOMMUNICATION SERVICES		39,557,377
Common Stocks - continued
	Shares	Value
UTILITIES - 2.8%
Electric Utilities - 1.4%
El Paso Electric Co.	496,480	$ 18,474,021
Great Plains Energy, Inc.	611,480	16,008,546
IDACORP, Inc.	360,400	21,742,932
Portland General Electric Co.	700,232	24,620,157
		80,845,656
Gas Utilities - 0.8%
Atmos Energy Corp.	402,686	21,745,044
Laclede Group, Inc.	470,000	24,407,100
		46,152,144
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc. (a)	639,720	21,283,484
NextEra Energy Partners LP	228,500	9,681,545
		30,965,029
TOTAL UTILITIES		157,962,829
TOTAL COMMON STOCKS (Cost $4,622,305,972)		5,439,498,813
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 6/25/15 (Cost $829,971)	$ 830,000	830,000
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	177,276,939	177,276,939
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	232,538,867	232,538,867
TOTAL MONEY MARKET FUNDS (Cost $409,815,806)		409,815,806
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $5,032,951,749)		5,850,144,619
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(223,934,396)
NET ASSETS - 100%		$ 5,626,210,223
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 221,886
Fidelity Securities Lending Cash Central Fund	1,330,247
Total	$ 1,552,133
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Bank	$ 51,542,249	$ 417,731	$ -	$ 691,670	$ 58,337,011
Datalink Corp.	12,863,242	7,529,400	2,191,794	-	19,359,994
Mirati Therapeutics, Inc.	11,960,748	4,100,068	4,217,214	-	-
Neonode, Inc.	9,543,365	-	6,658,007	-	-
Points International Ltd.	25,447,665	1,527,795	15,779,855	-	-
ServiceSource International, Inc.	19,646,501	-	17,738,035	-	-
Silicon Graphics International Corp.	20,729,984	76,909	-	-	17,741,833
Titan Machinery, Inc.	22,881,167	335,898	-	-	23,229,318
Towerstream Corp.	8,888,349	-	-	-	10,773,756
WSFS Financial Corp.	31,559,736	15,904,340	-	252,052	46,869,075
Total	$ 215,063,006	$ 29,892,141	$ 46,584,905	$ 943,722	$ 176,310,987
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 760,955,653	$ 760,955,653	$ -	$ -
Consumer Staples	160,588,981	118,989,405	41,599,576	-
Energy	221,632,016	221,632,016	-	-
Financials	1,274,825,381	1,233,725,906	41,099,475	-
Health Care	801,425,758	801,425,758	-	-
Industrials	738,332,137	680,867,014	57,465,123	-
Information Technology	1,017,405,374	1,017,405,374	-	-
Materials	266,813,307	266,813,307	-	-
Telecommunication Services	39,557,377	39,557,377	-	-
Utilities	157,962,829	157,962,829	-	-
U.S. Government and Government Agency Obligations	830,000	-	830,000	-
Money Market Funds	409,815,806	409,815,806	-	-
Total Investments in Securities:	$ 5,850,144,619	$ 5,709,150,445	$ 140,994,174	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $5,037,006,475. Net unrealized appreciation aggregated $813,138,144, of which $1,033,876,502 related to appreciated investment securities and $220,738,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

April 30, 2015

1.815773.110

SCP-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.4%
Tenneco, Inc. (a)	180,400	$ 10,544,380
Visteon Corp. (a)	74,100	7,513,740
		18,058,120
Diversified Consumer Services - 3.7%
2U, Inc. (a)(d)	1,327,700	35,330,097
Service Corp. International	460,300	12,741,104
		48,071,201
Hotels, Restaurants & Leisure - 3.1%
DineEquity, Inc.	140,000	13,500,200
Domino's Pizza, Inc.	80,000	8,628,000
Vail Resorts, Inc.	180,800	17,937,168
		40,065,368
Household Durables - 1.7%
Libbey, Inc.	230,000	9,050,500
Universal Electronics, Inc. (a)	234,209	12,633,233
		21,683,733
Internet & Catalog Retail - 0.3%
Etsy, Inc.	200,700	4,463,568
Leisure Products - 1.6%
Brunswick Corp.	213,500	10,683,540
Malibu Boats, Inc. Class A (a)	297,300	6,293,841
Vista Outdoor, Inc. (a)	90,000	3,938,400
		20,915,781
Media - 2.8%
AMC Networks, Inc. Class A (a)	135,000	10,184,400
IMAX Corp. (a)	330,000	12,328,800
Live Nation Entertainment, Inc. (a)	355,200	8,901,312
Starz Series A (a)	143,900	5,659,587
		37,074,099
Specialty Retail - 0.5%
Sally Beauty Holdings, Inc. (a)	213,961	6,677,723
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	150,900	16,777,062
Unifi, Inc. (a)	200,000	7,058,000
		23,835,062
TOTAL CONSUMER DISCRETIONARY		220,844,655
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.4%
Diplomat Pharmacy, Inc. (d)	135,600	$ 4,857,192
Food Products - 1.1%
Freshpet, Inc.	364,500	7,902,360
Pinnacle Foods, Inc.	170,838	6,927,481
		14,829,841
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	95,000	8,685,850
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	110,000	6,220,500
TOTAL CONSUMER STAPLES		34,593,383
ENERGY - 1.6%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	63,900	5,094,108
Superior Drilling Products, Inc. (e)	1,295,344	4,716,348
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	2,232,913
		12,043,369
Oil, Gas & Consumable Fuels - 0.7%
Golar LNG Ltd.	78,100	2,811,210
StealthGas, Inc. (a)	890,400	5,885,544
		8,696,754
TOTAL ENERGY		20,740,123
FINANCIALS - 7.4%
Banks - 1.7%
Investors Bancorp, Inc.	1,000,000	11,840,000
Pacific Premier Bancorp, Inc. (a)	642,186	10,056,633
		21,896,633
Capital Markets - 2.0%
E*TRADE Financial Corp. (a)	310,200	8,930,658
HFF, Inc.	58,703	2,300,571
OM Asset Management Ltd.	300,000	5,808,000
Value Partners Group Ltd.	4,867,000	9,042,558
		26,081,787
Consumer Finance - 0.7%
PRA Group, Inc. (a)(d)	176,139	9,648,014
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.2%
AmTrust Financial Services, Inc.	100,000	$ 5,947,000
First American Financial Corp.	300,000	10,437,000
		16,384,000
Real Estate Investment Trusts - 0.8%
Colony Financial, Inc.	380,000	9,845,800
Thrifts & Mortgage Finance - 1.0%
Meridian Bancorp, Inc. (a)	992,280	12,750,798
TOTAL FINANCIALS		96,607,032
HEALTH CARE - 25.1%
Biotechnology - 9.6%
BioCryst Pharmaceuticals, Inc. (a)	260,200	2,417,258
Celldex Therapeutics, Inc. (a)(d)	293,400	7,041,600
Cellectis SA sponsored ADR	104,100	3,424,890
Chimerix, Inc. (a)	210,100	7,143,400
Clovis Oncology, Inc. (a)(d)	80,000	6,428,800
Curis, Inc. (a)	1,007,700	2,589,789
Dyax Corp. (a)	440,400	10,529,964
Insmed, Inc. (a)	223,400	4,476,936
Intercept Pharmaceuticals, Inc. (a)	31,600	7,988,796
La Jolla Pharmaceutical Co. (a)(d)	152,622	2,901,344
Lion Biotechnologies, Inc. (a)(d)	410,000	4,891,300
Mirati Therapeutics, Inc. (a)(d)	169,700	4,715,963
Novavax, Inc. (a)(d)	1,077,100	8,325,983
Otonomy, Inc.	95,500	2,505,920
Portola Pharmaceuticals, Inc. (a)	140,000	4,996,600
Puma Biotechnology, Inc. (a)	44,500	8,035,810
Receptos, Inc. (a)	55,100	8,118,434
Repligen Corp. (a)	150,000	4,426,500
Stemline Therapeutics, Inc. (a)	104,500	1,451,505
Synageva BioPharma Corp. (a)(d)	70,014	6,438,487
TESARO, Inc. (a)(d)	110,000	5,991,700
Threshold Pharmaceuticals, Inc. (a)(d)	669,900	2,371,446
Ultragenyx Pharmaceutical, Inc. (a)	100,000	5,643,000
XOMA Corp. (a)(d)	800,400	2,401,200
		125,256,625
Health Care Equipment & Supplies - 5.5%
Abaxis, Inc. (d)	120,000	7,680,000
Cyberonics, Inc. (a)	170,000	10,354,700
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Entellus Medical, Inc. (d)	124,976	$ 3,439,340
ICU Medical, Inc. (a)	100,008	8,437,675
LDR Holding Corp. (a)	133,755	4,527,607
Novadaq Technologies, Inc. (a)	326,300	3,527,303
NxStage Medical, Inc. (a)	650,300	11,919,999
Steris Corp. (d)	163,400	10,866,100
Wright Medical Group, Inc. (a)	445,000	11,289,650
		72,042,374
Health Care Providers & Services - 6.6%
Accretive Health, Inc. (a)	1,087,226	6,110,210
AMN Healthcare Services, Inc. (a)	420,300	9,587,043
Civitas Solutions, Inc.	303,757	5,695,444
HealthSouth Corp.	200,000	9,044,000
Healthways, Inc. (a)	540,000	9,396,000
Omnicare, Inc.	121,100	10,654,378
Surgical Care Affiliates, Inc. (a)	310,000	11,687,000
Team Health Holdings, Inc. (a)	244,200	14,546,994
VCA, Inc. (a)	190,000	9,684,300
		86,405,369
Health Care Technology - 1.2%
athenahealth, Inc. (a)(d)	109,857	13,475,060
Omnicell, Inc. (a)	83,000	2,948,990
		16,424,050
Life Sciences Tools & Services - 1.7%
Bruker Corp. (a)	401,500	7,612,440
Charles River Laboratories International, Inc. (a)	110,000	7,607,600
Fluidigm Corp. (a)(d)	180,000	6,742,800
		21,962,840
Pharmaceuticals - 0.5%
Assembly Biosciences, Inc. (a)	93,400	1,244,088
Cardiome Pharma Corp. (a)	248,819	2,072,662
SCYNEXIS, Inc.	400,000	3,732,000
		7,048,750
TOTAL HEALTH CARE		329,140,008
INDUSTRIALS - 15.7%
Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings, Inc. (a)	353,200	6,943,912
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.	80,000	$ 10,527,200
Teledyne Technologies, Inc. (a)	88,000	9,237,360
		26,708,472
Building Products - 1.3%
A.O. Smith Corp.	120,000	7,668,000
Universal Forest Products, Inc.	170,000	9,404,400
		17,072,400
Commercial Services & Supplies - 4.1%
Deluxe Corp.	190,000	12,302,500
KAR Auction Services, Inc.	300,000	11,163,000
Knoll, Inc.	650,000	14,800,500
Multi-Color Corp.	131,900	8,280,682
West Corp.	240,000	7,428,000
		53,974,682
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	330,000	10,414,800
Electrical Equipment - 0.8%
Babcock & Wilcox Co.	320,000	10,342,400
Machinery - 1.6%
Allison Transmission Holdings, Inc.	270,200	8,289,736
Mueller Industries, Inc.	343,400	12,032,736
		20,322,472
Professional Services - 4.4%
CBIZ, Inc. (a)(d)	1,316,100	11,897,544
Exponent, Inc.	100,000	8,861,000
GP Strategies Corp. (a)	330,557	10,772,853
Huron Consulting Group, Inc. (a)	286,200	17,349,444
WageWorks, Inc. (a)	165,000	8,316,000
		57,196,841
Road & Rail - 0.7%
Swift Transporation Co. (a)	400,000	9,680,000
TOTAL INDUSTRIALS		205,712,067
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.5%
CommScope Holding Co., Inc. (a)	250,000	7,377,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Infinera Corp. (a)	358,377	$ 6,737,488
InterDigital, Inc.	102,584	5,613,396
		19,728,384
Electronic Equipment & Components - 1.1%
IPG Photonics Corp. (a)(d)	55,000	4,871,900
RealD, Inc. (a)(d)	792,300	9,729,444
		14,601,344
Internet Software & Services - 3.9%
comScore, Inc. (a)	204,641	10,715,003
Cvent, Inc. (a)(d)	426,960	11,476,685
Demandware, Inc. (a)(d)	180,000	11,088,000
Gogo, Inc. (a)	55,488	1,173,016
Stamps.com, Inc. (a)	268,711	16,630,524
		51,083,228
IT Services - 6.8%
Broadridge Financial Solutions, Inc.	160,100	8,632,592
CACI International, Inc. Class A (a)	100,000	8,824,000
Euronet Worldwide, Inc. (a)	61,001	3,567,338
Gartner, Inc. Class A (a)	207,130	17,187,647
Genpact Ltd. (a)	300,000	6,558,000
Global Payments, Inc.	210,500	21,108,940
Maximus, Inc.	220,000	14,082,200
Syntel, Inc. (a)	219,433	9,878,874
		89,839,591
Semiconductors & Semiconductor Equipment - 4.3%
Cavium, Inc. (a)	108,210	7,010,926
Cirrus Logic, Inc. (a)	500,000	16,890,000
MKS Instruments, Inc.	241,892	8,420,261
Monolithic Power Systems, Inc.	170,000	8,811,100
Qorvo, Inc. (a)	226,864	14,952,606
		56,084,893
Software - 5.7%
Cadence Design Systems, Inc. (a)	566,200	10,559,630
Ebix, Inc. (d)	130,017	3,548,164
HubSpot, Inc.	100,000	3,871,000
Imperva, Inc. (a)	150,000	6,843,000
Progress Software Corp. (a)	330,700	8,730,480
Qlik Technologies, Inc. (a)	400,000	13,916,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)(d)	500,000	$ 9,255,000
Verint Systems, Inc. (a)	285,200	17,519,836
		74,243,110
Technology Hardware, Storage & Peripherals - 0.5%
Lexmark International, Inc. Class A	80,000	3,551,200
Nimble Storage, Inc. (a)(d)	117,100	2,864,266
		6,415,466
TOTAL INFORMATION TECHNOLOGY		311,996,016
MATERIALS - 1.5%
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	1,150,200	16,217,820
Paper & Forest Products - 0.3%
TFS Corp. Ltd. (d)	2,400,000	3,152,738
TOTAL MATERIALS		19,370,558
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
inContact, Inc. (a)	1,364,000	14,117,400
Vonage Holdings Corp. (a)	1,555,436	7,201,669
		21,319,069
TOTAL COMMON STOCKS (Cost $1,110,292,884)		1,260,322,911
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.15% (b)	36,728,203	36,728,203
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	127,064,360	127,064,360
TOTAL MONEY MARKET FUNDS (Cost $163,792,563)		163,792,563
Equity Funds - 3.1%
	Shares	Value
Small Growth Funds - 3.1%
iShares Russell 2000 Growth Index ETF (d) (Cost $40,828,199)	275,000	$ 40,438,748
TOTAL INVESTMENT PORTFOLIO - 111.8% (Cost $1,314,913,646)		1,464,554,222
NET OTHER ASSETS (LIABILITIES) - (11.8)%		(154,702,750)
NET ASSETS - 100%		$ 1,309,851,472
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,462
Fidelity Securities Lending Cash Central Fund	384,315
Total	$ 413,777
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Superior Drilling Products, Inc.	$ 8,049,395	$ 212,441	$ 146,509	$ -	$ 4,716,348
Total	$ 8,049,395	$ 212,441	$ 146,509	$ -	$ 4,716,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,318,804,106. Net unrealized appreciation aggregated $145,750,116, of which $190,805,902 related to appreciated investment securities and $45,055,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

April 30, 2015

1.815774.110

SCV-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.9%
Standard Motor Products, Inc.	656,548	$ 24,817,514
Hotels, Restaurants & Leisure - 2.0%
DineEquity, Inc.	600,000	57,858,000
Specialty Retail - 7.3%
Aarons, Inc. Class A	2,295,100	78,033,400
Genesco, Inc. (a)	617,728	41,752,236
Murphy U.S.A., Inc. (a)	840,715	54,923,911
Rent-A-Center, Inc.	656,367	19,428,463
Tsutsumi Jewelry Co. Ltd.	520,900	12,378,022
		206,516,032
Textiles, Apparel & Luxury Goods - 0.4%
Vera Bradley, Inc. (a)(d)	831,000	11,833,440
TOTAL CONSUMER DISCRETIONARY		301,024,986
CONSUMER STAPLES - 3.5%
Food Products - 1.5%
Post Holdings, Inc. (a)	931,300	43,715,222
Tobacco - 2.0%
Universal Corp. (d)(e)	1,208,239	56,823,480
TOTAL CONSUMER STAPLES		100,538,702
ENERGY - 5.8%
Energy Equipment & Services - 2.3%
Hornbeck Offshore Services, Inc. (a)(d)	1,600,000	36,560,000
ShawCor Ltd. Class A	871,000	29,490,551
		66,050,551
Oil, Gas & Consumable Fuels - 3.5%
Northern Oil & Gas, Inc. (a)(d)	1,958,249	17,310,921
World Fuel Services Corp.	1,473,800	81,795,900
		99,106,821
TOTAL ENERGY		165,157,372
FINANCIALS - 37.7%
Banks - 9.3%
Associated Banc-Corp.	2,929,400	55,102,014
City National Corp.	17,790	1,658,028
CVB Financial Corp.	3,751,508	58,711,100
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Citizen Bancshares, Inc. (a)	321,324	$ 77,227,010
First Niagara Financial Group, Inc.	6,500,000	59,117,500
National Penn Bancshares, Inc.	1,113,872	11,584,269
		263,399,921
Capital Markets - 6.5%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,499,963	85,998,727
OM Asset Management Ltd.	1,832,001	35,467,539
Waddell & Reed Financial, Inc. Class A	1,264,100	62,345,412
		183,811,678
Consumer Finance - 0.8%
Enova International, Inc. (a)	506,203	9,369,818
EZCORP, Inc. (non-vtg.) Class A (a)	1,390,088	12,788,810
		22,158,628
Insurance - 8.8%
Aspen Insurance Holdings Ltd.	1,599,400	74,739,962
Endurance Specialty Holdings Ltd.	902,400	54,486,912
First American Financial Corp.	1,170,287	40,714,285
ProAssurance Corp.	793,200	35,654,340
StanCorp Financial Group, Inc.	631,300	45,504,104
		251,099,603
Real Estate Investment Trusts - 7.3%
National Retail Properties, Inc. (d)	683,400	26,242,560
Rouse Properties, Inc. (d)(e)	4,350,000	75,994,500
Sabra Health Care REIT, Inc.	1,719,398	51,375,612
Store Capital Corp.	2,500,000	52,500,000
		206,112,672
Real Estate Management & Development - 1.6%
Kennedy Wilson Europe Real Estate PLC	2,659,540	45,412,958
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	3,403,499	44,824,082
Washington Federal, Inc.	2,447,100	52,857,360
		97,681,442
TOTAL FINANCIALS		1,069,676,902
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 2.6%
Hill-Rom Holdings, Inc.	630,000	$ 31,462,200
Integra LifeSciences Holdings Corp. (a)	709,200	41,686,776
		73,148,976
Health Care Providers & Services - 3.4%
AmSurg Corp. (a)	673,800	42,260,736
Civitas Solutions, Inc. (e)	2,940,700	55,138,125
		97,398,861
Pharmaceuticals - 1.3%
Theravance, Inc. (d)	2,194,553	35,661,486
TOTAL HEALTH CARE		206,209,323
INDUSTRIALS - 14.2%
Air Freight & Logistics - 1.4%
Atlas Air Worldwide Holdings, Inc. (a)	800,146	38,999,116
Commercial Services & Supplies - 3.3%
Knoll, Inc.	1,269,800	28,913,346
Quad/Graphics, Inc.	668,355	14,396,367
United Stationers, Inc.	1,281,998	52,061,939
		95,371,652
Electrical Equipment - 3.3%
AZZ, Inc.	770,000	35,720,300
EnerSys	843,700	57,287,230
		93,007,530
Machinery - 4.2%
Columbus McKinnon Corp. (NY Shares)	776,000	19,679,360
Mueller Industries, Inc.	1,600,400	56,078,016
Valmont Industries, Inc. (d)	340,000	42,846,800
		118,604,176
Trading Companies & Distributors - 2.0%
WESCO International, Inc. (a)(d)	777,933	56,120,087
TOTAL INDUSTRIALS		402,102,561
INFORMATION TECHNOLOGY - 12.8%
Electronic Equipment & Components - 5.8%
Ingram Micro, Inc. Class A (a)	2,048,300	51,535,228
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp.	527,200	$ 40,330,800
Tech Data Corp. (a)	1,286,373	72,512,846
		164,378,874
Internet Software & Services - 3.2%
Cimpress NV (a)	600,000	50,364,000
j2 Global, Inc.	574,300	39,839,191
		90,203,191
IT Services - 1.8%
CACI International, Inc. Class A (a)	578,334	51,032,192
Software - 2.0%
SS&C Technologies Holdings, Inc.	963,900	57,997,863
TOTAL INFORMATION TECHNOLOGY		363,612,120
MATERIALS - 2.9%
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	1,200,000	64,644,000
Metals & Mining - 0.6%
Haynes International, Inc.	376,903	16,760,876
TOTAL MATERIALS		81,404,876
UTILITIES - 4.5%
Electric Utilities - 3.8%
El Paso Electric Co.	1,524,121	56,712,542
IDACORP, Inc.	822,000	49,591,260
		106,303,802
Gas Utilities - 0.7%
Southwest Gas Corp.	372,656	20,496,080
TOTAL UTILITIES		126,799,882
TOTAL COMMON STOCKS (Cost $2,281,257,223)		2,816,526,724
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	13,061,853	$ 13,061,853
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	169,154,125	169,154,125
TOTAL MONEY MARKET FUNDS (Cost $182,215,978)		182,215,978
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,463,473,201)		2,998,742,702
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(161,991,897)
NET ASSETS - 100%		$ 2,836,750,805
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,926
Fidelity Securities Lending Cash Central Fund	1,949,996
Total	$ 1,972,922
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 50,386,144	$ -	$ 54,199,221	$ -	$ -
Civitas Solutions, Inc.	-	49,470,245	-	-	55,138,125
Rouse Properties, Inc.	61,020,000	12,779,885	-	2,262,000	75,994,500
Universal Corp.	34,273,800	23,621,771	-	1,614,084	56,823,480
Total	$ 145,679,944	$ 85,871,901	$ 54,199,221	$ 3,876,084	$ 187,956,105
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 301,024,986	$ 288,646,964	$ 12,378,022	$ -
Consumer Staples	100,538,702	100,538,702	-	-
Energy	165,157,372	165,157,372	-	-
Financials	1,069,676,902	1,024,263,944	45,412,958	-
Health Care	206,209,323	206,209,323	-	-
Industrials	402,102,561	402,102,561	-	-
Information Technology	363,612,120	363,612,120	-	-
Materials	81,404,876	81,404,876	-	-
Utilities	126,799,882	126,799,882	-	-
Money Market Funds	182,215,978	182,215,978	-	-
Total Investments in Securities:	$ 2,998,742,702	$ 2,940,951,722	$ 57,790,980	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 30,209,829
Level 2 to Level 1	$ 0
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $2,463,699,067. Net unrealized appreciation aggregated $535,043,635, of which $628,724,122 related to appreciated investment securities and $93,680,487 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015